As filed with the Securities and Exchange Commission on April 28, 2000.


                                               1933 ACT REGISTRATION NO. 2-97596
                                              1940 ACT REGISTRATION NO. 811-4297

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 54
                                      -AND-
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 55


                                  VAN ECK FUNDS
                                  -------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    ----------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                 (212) 687-5200
                                 --------------
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

               THOMAS ELWOOD, ESQ.--VAN ECK ASSOCIATES CORPORATION
                    99 PARK AVENUE, NEW YORK, NEW YORK 10016
                    ----------------------------------------
                 (NAME AND ADDRESS OF AGENT FOR SERVICE PROCESS)

              COPY TO: PHILIP NEWMAN, ESQ., GOODWIN PROCTER & HOAR
                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109
--------------------------------------------------------------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

|X|  IMMEDIATELY UPON FILING PURSUANT       [X] ON MAY 1, 2000 PURSUANT TO
     TO PARAGRAPH (B)                           PARAGRAPH (B)

|_|  60 DAYS AFTER FILING PURSUANT TO       |_| ON [DATE] PURSUANT TO
     PARAGRAPH (A)(1)                           PARAGRAPH (A)(1)


| |  75 DAYS AFTER FILING PURSUANT TO       |_| ON [DATE] PURSUANT TO
     PARAGRAPH (A)(2)                           PARAGRAPH (A)(2) OF RULE
                                                485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|_| THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

--------------------------------------------------------------------------------

                                 VAN ECK FUNDS
                              CROSS-REFERENCE PAGE
                   PURSUANT TO RULE 501 (B) OF REGULATION S-K
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED

                                    FORM N-1A


PART A
ITEM NO.                                 LOCATION IN PROSPECTUS
--------                                 ----------------------

1.  Cover Page                           Cover Page

2.  Synopsis                             The Funds

3.  Condensed Financial Information      Financial Highlights

4.  General Description of Registrant    Other Investments, Investment Policies,
                                         Investment Techniques and Risks.

5.  Management of the Fund               Management of the Funds;

6.  Capital Stock and Other Securities   Dividends and Capital Gains; Taxes;

7.  Purchase of Securities Being
    Offered                              How to buy, sell, exchange or transfer
                                         shares.

8.  Redemption or Repurchase             How to buy, sell, exchange or transfer
                                         shares.

9.  Pending Legal Proceedings            N/A

PART B                                   LOCATION IN STATEMENT
ITEM NO.                                 ADDITIONAL INFORMATION
--------                                 ----------------------

10. Cover Page                           Cover Page

11. Table of Contents                    Table of Contents

12. General Information and History      N/A

13. Investment Objectives and Policies   Investment Objectives and Policies;
                                         Risk Factors; Investment Restrictions;
                                         Portfolio Transactions and Brokerage

14. Management of the Fund               Trustees and Officers

15. Control Persons and Principal        Trustees and Officers
    Holders of Securities

PART B                                   LOCATION IN STATEMENT
ITEM NO.                                 ADDITIONAL INFORMATION
--------                                 ----------------------

16. Investment Advisory and Other        Investment Advisory Services; The
    Services                             Distributor; Trustees and Officers;
                                         Additional Information

17. Brokerage Allocation and Other       Portfolio Transactions and Brokerage
    Practices

18. Capital Stock and Other Securities   General Information

19. Purchase, Redemption and Pricing     Valuation of Shares; Exchange
    of Securities Being Offered          Privilege; Tax-Sheltered Retirement
                                         Plans; Investment Programs;
                                         Redemptions in Kind

20. Tax Status                           Taxes

21. Underwriters                         The Distributor

22. Calculation of Performance Data      Performance

23. Financial Statements                 Financial Statements

================================================================================
                                                                  Van Eck Global
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     May 1, 2000

[GRAPHIC]

VAN ECK FUNDS

     Asia Dynasty Fund

      Emerging Markets Fund

       Global Hard Assets Fund

        Global Leaders Fund

         International Investors Gold Fund

          Natural Resources Fund

           U.S. Government Money Fund


These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has endorsed the accuracy or adequacy of this prospectus. Any claim to the contrary is against the law.

--------------------------------------------------------------------------------
                                                   GLOBAL INVESTMENTS SINCE 1955
================================================================================

--------------------------------------------------------------------------------

                                                                  Van Eck Global

--------------------------------------------------------------------------------


                                                                      PROSPECTUS
                                                                     May 1, 2000


                               [GRAPHIC OMITTED]

VAN ECK FUNDS

   Asia Dynasty Fund
      Emerging Markets Vision Fund
         Global Hard Assets Fund
            Global Leaders Fund
               International Investors Gold Fund
                     U.S. Government Money Fund

These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has endorsed the accuracy or adequacy of this prospectus. Any claim to the contrary is against the law.

--------------------------------------------------------------------------------

                                                   GLOBAL INVESTMENTS SINCE 1955

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

I. THE FUNDS


INCLUDES A PROFILE OF EACH FUND, ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.
    ASIA DYNASTY FUND                                                         2
    EMERGING MARKETS VISION FUND                                              5
    GLOBAL HARD ASSETS FUND                                                   8
    GLOBAL LEADERS FUND                                                      12
    INTERNATIONAL INVESTORS GOLD FUND                                        15
    U.S. GOVERNMENT MONEY FUND                                               18

II. ADDITIONAL INVESTMENT STRATEGIES                                         20


OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.


III. SHAREHOLDER INFORMATION                                                 29


HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES; MINIMUM PURCHASE AND ACCOUNT SIZE; HOW TO CHOOSE A CLASS OF SHARES; YOUR PRICE PER SHARE; SALES CHARGES; RETIREMENT PLANS; DIVIDENDS AND CAPITAL GAINS; TAXES; AND MANAGEMENT OF THE FUNDS.


IV. FINANCIAL HIGHLIGHTS                                                     42


TABLES THAT SHOW PER SHARE EARNINGS, EXPENSES, AND PERFORMANCE OF EACH FUND.

--------------------------------------------------------------------------------

I. The Funds
--------------------------------------------------------------------------------

INCLUDES A PROFILE OF EACH FUND, ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

1. ASIA DYNASTY FUND PROFILE

OBJECTIVE

Asia Dynasty Fund seeks long-term capital appreciation by investing in the equity securities of companies outside of Japan that stand to benefit from Asian development.

PRINCIPAL STRATEGIES


Under normal circumstances, the Fund will invest at least 65% of total assets in common and preferred stocks and other equity securities of companies in, or expected to benefit from the growth of: Cambodia, Hong Kong, India, Indonesia, Korea, Laos, Malaysia, Myanmar, Pakistan, Peoples Republic of China ("China"), the Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam. The Fund may invest more than 25% of its total assets in one country. The Fund utilizes a growth strategy attempting to purchase securities with a high relative value to their share prices with excellent growth prospects. The Fund currently invests more than 25% of its total assets in Hong Kong and Taiwan.


PRINCIPAL RISKS


By definition, an Asian emerging markets fund involves above-average risk. Many emerging markets are much less liquid and much more volatile than the U.S. market. Asian countries, in particular, may have different or ineffective securities regulation. Their economies and politics can be extremely volatile. The Fund is subject to foreign investment risk, emerging markets risk and equity risk. An investment in the Fund involves the risk of losing money.



2 VAN ECK GLOBAL PROSPECTUS

                                                     I. THE FUNDS / ASIA DYNASTY
--------------------------------------------------------------------------------

Asia Dynasty Fund Performance
--------------------------------------------------------------------------------


This chart illustrates the historic variability of risk of the Fund from year to year for a share of Asia Dynasty Fund (before sales charges) since Fund inception on 3/22/93. Sales loads or account fees are not reflected; if these amounts were reflected, returns would be less than those shown. This chart describes past performance only, and should not be understood as a prediction for future results.


During the period covered, the Fund's highest performing quarter (ended 6/30/99) was 55.71%. The lowest performing quarter (ended 6/30/98) was -23.96%.


Fund performance is shown with sales charges subtracted. If sales charges were included returns would be less than shown. This chart compares the Fund's performance with a broad measure of market performance. Past performance does not guarantee or predict future results.

--------------------------------------------------------------------------------
Asia Dynasty Fund
Class A Shares Annual Total Returns (%)
As of December 31,


  [The following table was depicted as a line graph in the printed material].

'94                             -18.72
'95                               3.13
'96                               6.53
'97                             -32.10
'98                              -0.26
'99                             118.46

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Asia Dynasty Fund
1-Year, 5-Year and Life-of-Fund Annualized Performance Plus a Comparison to the MSCI Far East Ex-Japan Free Index*
As of December 31, 1999

                                        1 Year        5 Year       Life-of-Fund+
--------------------------------------------------------------------------------

Class A Shares                         105.80%         8.91%           10.82%
Class B Shares                         111.71%         9.10%            8.86%
MSCI Far East Ex-Japan Free Index       62.11%         0.78%            7.16%

--------------------------------------------------------------------------------


* The Morgan Stanley Capital International (MSCI) Far East Ex-Japan Free Index is a market capitalization weighted index that captures the largest 60% of the publicly traded securities in each industry for approximately ten Asian markets (excluding Japan); the index includes only shares available for purchase by foreign investors.

+ Class A Shares: 3/22/93; Class B shares: 9/1/93; Index calculated from Class A inception date nearest month end (3/31/93).



                                                     VAN ECK GLOBAL PROSPECTUS 3

--------------------------------------------------------------------------------

Asia Dynasty Fund Expenses
--------------------------------------------------------------------------------

This table shows certain fees and expenses you will incur as a Fund investor if you buy and hold shares. You pay sales charges directly.


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.


--------------------------------------------------------------------------------
Asia Dynasty Fund
Shareholder Expenses (fees paid directly from your investment)

                                                     CLASS A             CLASS B
Maximum Sales Charge (imposed on purchases as
  a percentage of offering price)                     5.75%               0.00%
Maximum Deferred Sales Charge (load)
  (as a percentage)                                   0.00%               5.00%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management                                            0.75%               0.75%
Administration Fees                                   0.25%               0.25%
Distribution (12b-1) Fees                             0.50%               1.00%
Other Expenses                                        1.32%               1.89%
Total Annual Fund Operating Expenses                  2.82%               3.89%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                            1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Class A                     $  844         $1,399         $1,978         $3,541
Class B                     $  891         $1,587         $2,200         $4,113*

You would pay the following expenses if you did not redeem your shares

Class A                     $  844         $1,399         $1,978         $3,541
Class B                     $  391         $1,187         $2,000         $4,113*


--------------------------------------------------------------------------------


*     Class B shares automatically convert to Class A shares after year eight.



4 VAN ECK GLOBAL PROSPECTUS

                                          I. THE FUNDS / EMERGING MARKETS VISION

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

2. EMERGING MARKETS VISION FUND PROFILE

OBJECTIVE

The Emerging Markets Vision Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES


The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth. Under normal conditions, the Fund will invest at least 65% of its assets in emerging countries or emerging market equity securities. Emerging Market Countries are countries so defined by the World Bank, International Finance Corporation or by the United Nations. Emerging market securities are securities which are primarily traded in Emerging Countries or which derive 50% of their revenue in Emerging Countries or which are organized in Emerging Countries. These include issues of companies in emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.


The Fund generally invests in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; options; direct equity interests in trusts, partnerships; convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.

The Fund emphasizes equities, but may also invest in debt securities of any quality, as long as not more than 25% of assets are held in debt securities rated below investment grade ("junk bonds").


The Fund may borrow up to 30% of its net assets to buy more securities.


The Fund may sometimes invest indirectly by investing in other investment companies. Such investments are commonly used when direct investment in certain countries are not permitted to foreign entities. At times these investments may involve payments of premiums above the company's net asset values. Investment in other investment companies may involve additional fees such as management and other fees. The law may also restrict these indirect investments in additional ways. The Fund's investment adviser has agreed to waive its management fee with respect to the portion of Fund assets invested in shares of other open-end investment companies.

PRINCIPAL RISKS


An emerging markets fund involves above-average risk. Many emerging markets are much less liquid and much more changeable than the U.S. market. Foreign investments may be subject to volatility from political or economic factors or from changing currency values. The Fund is designed for long-term investing. An investment in the Fund involves the risk of losing money. The Fund is subject to interest rate risk, junk bond risk and leverage risk.



                                                     VAN ECK GLOBAL PROSPECTUS 5

--------------------------------------------------------------------------------


Emerging Markets Vision Fund Performance
--------------------------------------------------------------------------------

*The Emerging Markets Vision Fund follows a similar investment approach and is managed by the same team as the Van Eck Worldwide Emerging Markets Fund, an insurance trust fund offered by Van Eck Global. This chart illustrates the historic variability of risk of the Van Eck Worldwide Emerging Markets Fund from year to year since that Fund's inception (12/21/95). This chart describes past performance of the Worldwide Emerging Markets Fund only and does not represent actual returns of the Emerging Markets Vision Fund. The returns should not be understood as a prediction for future results.

During the period covered, the Worldwide Emerging Markets Fund's highest performing quarter (ended 12/31/99) was 56.88%. The lowest performing quarter (ended 9/30/98) was -29.46%.

Fund and Index performance are shown with dividends reinvested. Past performance does not guarantee or predict future results.

--------------------------------------------------------------------------------
Worldwide Emerging Markets Fund*
Annual Total Returns (%)
As of December 31,

  [The following table was depicted as a line graph in the printed material].

'96                  26.82
'97                 -11.61
'98                 -34.15
'99                 100.28

--------------------------------------------------------------------------------

The inception date of the Emerging Markets Vision Fund is 4/7/00.

--------------------------------------------------------------------------------
Worldwide Emerging Markets Fund*
1-Year, 3-Year and Life-of-Fund Annualized Performance Plus a Comparison to the MSCI Emerging Markets Free Index**
As of December 31, 1999

                                       1 Year        3 Year     Life-of-Fund+
--------------------------------------------------------------------------------

Fund                                   100.28%        5.25%        9.92%
MSCI Emerging Markets Free Index        66.41%        3.18%        3.89%

--------------------------------------------------------------------------------

** The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets. The index includes only stocks available for purchase by foreign (e.g., U.S.) investors.

      The MSCI Emerging Markets Free Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

+     12/21/95; Index return calculated from nearest month end (12/31/95).



6 VAN ECK GLOBAL PROSPECTUS

                                          I. THE FUNDS / EMERGING MARKETS VISION
--------------------------------------------------------------------------------

Emerging Markets Vision Fund Expenses
--------------------------------------------------------------------------------


This table shows certain expenses you will incur as a Fund investor, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.

--------------------------------------------------------------------------------
Emerging Markets Vision Fund
Shareholder Transaction Expenses

                                                            CLASS A      CLASS B

Maximum Sales Charge (imposed on purchases
as a percent of offering price)                              5.75%        0.00%
Maximum Deferred Sales Charge
(load as a percentage)                                       0.00%        5.00%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management/Administration Fees1.00%                          1.00%
Distribution (12b-1) Fees                                    0.50%        1.00%
Other Expenses*                                              0.93%        0.93%
Total Fund Operating Expenses                                2.43%        2.93%

--------------------------------------------------------------------------------


*Based on estimated expense amounts for the current fiscal year.

--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                                                    1 Year              3 Years
--------------------------------------------------------------------------------

Class A                                             $  807               $1,289
Class B                                             $  796               $1,307
You would pay the following expenses if you did not redeem your shares
Class A                                             $  807               $1,289
Class B                                             $  296               $  907


--------------------------------------------------------------------------------


                                                     VAN ECK GLOBAL PROSPECTUS 7

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

3. GLOBAL HARD ASSETS FUND PROFILE

OBJECTIVE

The Global Hard Assets Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 65% of total assets in "hard asset securities." The Fund will invest at least 5% of assets in each of the four "hard asset" sectors listed below.

"Hard asset securities" are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of:

o     Commodities

o     Natural resources

o     Precious metals
o     Real estate

Under normal circumstances, the Fund will invest in at least three countries including the United States. However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped.


Global Hard Assets Fund, using a value strategy, invests in a number of securities, and utilizes a number of techniques, that are covered in detail in Chapter II "Investment Policies and Risks." These include "Derivatives," which are discussed in Chapter II. The Fund may invest up to 5% of assets in
1) premiums for options on equity securities and equity indexes, and in
2) warrants, including options and warrants traded in over-the-counter markets.

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts; partnerships; convertible debt instruments; and special classes of shares that are restricted to nationals or residents of a given country. The Fund seeks to purchase securities with a high value relative to their share price. Direct investments are generally considered illiquid and will be lumped together with other illiquid investments; this total will be subject to the Fund's limits on illiquid investing. The Fund may



8 VAN ECK GLOBAL PROSPECTUS

                                                I.THE FUNDS / GLOBAL HARD ASSETS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

invest up to 10% of its assets in precious metals, either bullion or coins. The Fund may invest up to 10% of assets in asset-backed securities such as collateralized mortgage obligations ("CMOs") and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by hard assets are excluded from this 10% limitation. The Fund uses derivatives to gain exposure to hard asset securities and to hedge exposure to hard asset securities.

The Fund may invest up to 35% of assets in debt securities not linked to hard assets. These securities include those either rated in the higher grades, or believed (by its Adviser) to be equivalent to higher-rated securities, for example, A or better by Standard & Poor's (S&P). The Fund has a flexible investment strategy regarding its investments in debt instruments seeking to take advantage of the yield curve.

The Fund's investments in short-term instruments will consist primarily of securities rated in the highest category, or, if unrated, in comparable quality instruments or instruments insured by the U.S or foreign governments, their agencies and instrumentalities. The Fund seeks high-credit quality debt securities with maturities of 10 years or less and a portfolio of 3 to 4 years. The Fund may borrow up to 30% of its assets to buy more securities.


PRINCIPAL RISKS

An investment in the Fund may involve greater risk than an investment in other funds. Hard asset prices may move independently of the trends of industrial companies. The energy and basic materials sectors are volatile. Inflation can drive down stock prices, and stock prices can influence hard assets; so inflation may also make hard asset security prices go down. An investment in the Fund should be considered part of an overall investing program, not a complete investment in itself. An investment in the Fund may lose money. The Fund is subject to real estate risk, non-diversification risk, precious metal risk, foreign risk, emerging market risk, junk bond risk, CMO risk, leverage risk, interest rate risk and credit risk.


                                                     VAN ECK GLOBAL PROSPECTUS 9

--------------------------------------------------------------------------------

Global Hard Assets Fund Performance
--------------------------------------------------------------------------------


This chart illustrates the historic variability of risk of the Fund from year to year for a share of Global Hard Assets Fund (before sales charges) since Fund inception on 11/2/94. Sales loads or account fees are not reflected; if these amounts were reflected, returns would be less than those shown. This chart describes past performance only, and should not be understood as a prediction for future results.


During the period covered, the Fund's highest performing quarter (ended 9/30/97) was 19.14%. The lowest performing quarter (ended 9/30/98) was -19.77%.

Fund performance is shown with sales charges subtracted. This chart compares the Fund's performance with a broad measure of market performance. Past performance does not guarantee or predict future results.

--------------------------------------------------------------------------------

Global Hard Assets Fund
Class A Shares Annual Total Returns (%)
As of December 31,


  [The following table was depicted as a line graph in the printed material].

'95                  20.08
'96                  45.61
'97                  14.29
'98                 -32.25
'99                  16.64

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Global Hard Assets Fund
1-Year, 5-Year and Life-of-Fund Annualized Performance Plus a Comparison to the S&P 500 Index and the Ibbotson Hard Assets Index*
As of December 31, 1999

                             1 Year          5 Year        Life-of-Fund+
--------------------------------------------------------------------------------

Class A Shares               9.94%            8.29%            7.78%
Class B Shares              10.72%             N/A             2.03%
Class C Shares              14.77%            9.29%            8.74%
S&P 500 Index               21.04%           28.56%           26.97%
Ibbotson Hard               26.39%            4.43%            3.72%
  Assets Index
--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.
      The Ibbotson Hard Assets Index is 75% equities of global companies whose primary business is linked to hard assets, and 25% commodity futures. The equity component consists of equal weightings of the MSCI Gold Mines, Non-Ferrous Metals, Energy Sources, and Forest Products and Paper Indexes, and the National Association of Real Estate Investment Trusts Equity Index. The commodity component consists of equal weightings of the Goldman Sachs Energy, Precious Metals and Industrial Metals Indexes.
      The S&P 500 Index and the Ibbotson Hard Assets Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Indices' performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.
+     Class A Shares: 11/2/94; Class B Shares: 4/24/96; Class C Shares: 11/2/94;
      Indices: calculated from life of Class A shares nearest month end (10/31/94).



10 VAN ECK GLOBAL PROSPECTUS

                                                I.THE FUNDS / GLOBAL HARD ASSETS

--------------------------------------------------------------------------------

Global Hard Assets Fund Expenses
--------------------------------------------------------------------------------

This table shows certain fees and expenses you will incur as a Fund investor, either directly or indirectly if you buy and hold shares.


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.


--------------------------------------------------------------------------------
Global Hard Assets Fund
Shareholder Expenses (fees paid directly from your investment)

                                                   CLASS A    CLASS B    CLASS C

Maximum Sales Charge (imposed on purchases as
  a percentage of offering price)                    5.75%      0.00%     0.00%

Maximum Deferred Sales Charge (load)
  (as a percentage)                                  0.00%      5.00%     1.00%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management/Administration Fees                       1.00%      1.00%     1.00%
Distribution (12b-1) Fees                            0.50%      1.00%     1.00%
Other Expenses                                       1.39%      1.79%     2.15%
Total Annual Fund Operating Expenses*                2.89%      3.79%     4.15%

--------------------------------------------------------------------------------

*     After Advisory fee waiver and directed brokerage arrangement: Class A:
      2.0%, Class B: 2.71%, Class C: 2.71%. These fee waivers are not contractual and may be discontinued at the discretion of the Adviser.


--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                           1 Year        3 years        5 years       10 years
--------------------------------------------------------------------------------
Class A                    $  850         $1,418         $2,011         $3,604
Class B                    $  881         $1,558         $2,153         $4,027*
Class C                    $  517         $1,261         $2,120         $4,331*

You would pay the following expenses if you did not redeem your shares
Class A                    $  850         $1,418         $2,011         $3,604
Class B                    $  381         $1,158         $1,953         $4,027*
Class C                    $  417         $1,261         $2,120         $4,331*


--------------------------------------------------------------------------------


* Class B and Class C shares automatically convert to Class A shares after year eight.



                                                    VAN ECK GLOBAL PROSPECTUS 11

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

4. GLOBAL LEADERS FUND PROFILE

OBJECTIVE

Global Leaders Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

The Fund will allocate its assets among primarily common stocks and other equity securities of large cap global growth companies (global leaders). Under normal conditions, the Fund will invest in at least three countries including the United States. There is no limit on the amount the Fund may invest in any one asset class or country. However, the Fund will not invest more than 10% of assets in the securities of developing countries with emerging economies or securities markets.

PRINCIPAL RISKS

However, a global equity fund can be more volatile than a bond fund and provide lower returns than a domestic stock fund. There can be no assurance that allocation of assets globally will reduce risks, or that the Fund will achieve its investment objective. An investment in the Fund involves a risk of losing money. The Fund is subject to credit risk, interest risk, non-diversification risk, leverage risk and foreign securities risk.


12 VAN ECK GLOBAL PROSPECTUS

                                                   I. THE FUNDS / GLOBAL LEADERS

--------------------------------------------------------------------------------

Global Leaders Fund Performance
--------------------------------------------------------------------------------


This chart illustrates the historic variability of risk of the Fund from year to year for a share of Global Leaders Fund (before sales charges) since Fund inception on 12/20/93. Sales loads or account fees are not reflected; if these amounts were reflected, returns would be less than those shown. This chart describes past performance only, and should not be understood as a prediction for future results.


During the period covered, the Fund's highest performing quarter (ended 12/31/99) was 27.61%. The lowest performing quarter (ended 9/30/98) was -6.56%.

Fund performance is shown with sales charges subtracted. This chart compares the Fund's performance with a broad measure of market performance. Past performance does not guarantee or predict future results.

--------------------------------------------------------------------------------

Global Leaders Fund
Class A Shares Annual Total Returns (%)
As of December 31,


  [The following table was depicted as a line graph in the printed material].

'94                  -3.90
'95                  15.30
'96                  12.28
'97                  14.77
'98                  20.65
'99                  32.83

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Global Leaders Fund
1-Year, 5-Year and Life-of-Fund Annualized Performance Plus a Comparison to the MSCI World Stock Index*
As of December 31, 1999

                                   1 Year        5 Year      Life-of-Fund+
--------------------------------------------------------------------------------

Class A Shares                     25.17%         17.56%         13.60%
Class B Shares                     27.27%         18.10%         14.01%
MSCI World Stock Index             24.93%         19.76%         17.18%

--------------------------------------------------------------------------------


* The MSCI World Stock Index is a market capitalization-weighted benchmark that tracks the performance of approximately 25 world stock markets. The Index is based on the reinvestment of dividends less any withholding taxes on foreigners who do not benefit from a double taxation treaty ("net dividends").
      The Index aims for 60% of the total market capitalization for each market that is represented in the Index. The companies included in the Index replicate the industry composition of each global market. The chosen list of stock includes a representative sampling of large, medium, and small capitalization companies and investment funds are not eligible. Companies with restricted float due to dominant shareholders or cross ownership are avoided.

+ Class A Shares: 12/20/93; Class B Shares: 12/20/93; Index calculated from nearest month end (12/31/93).



                                                    VAN ECK GLOBAL PROSPECTUS 13

--------------------------------------------------------------------------------

Global Leaders Fund Expenses
--------------------------------------------------------------------------------

This table shows certain fees and expenses you will incur as a Fund investor, either directly or indirectly if you buy and hold your shares.


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.


--------------------------------------------------------------------------------
Global Leaders Fund
Shareholder Expenses (fees paid directly from your investment)

                                                       CLASS A      CLASS B

Maximum Sales Charge (imposed on purchases as
  a percentage of offering price)                       5.75%        0.00%

Maximum Deferred Sales Charge (load)
  (as a percentage)                                     0.00%        5.00%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Management                                              0.75%        0.75%
Administration Fees                                     0.25%        0.25%
Distribution (12b-1) Fees                               0.50%        1.00%
Other Expenses                                          0.70%        1.21%

Total Annual Fund Operating Expenses*                   2.20%        3.21%

--------------------------------------------------------------------------------


* After advisory fee waiver: Class A: 2.0%, Class B: 2.5%. These fee waivers are not contractual and may be discontinued at the discretion of the Adviser.

--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost

                 1 Year        3 Years        5 Years        10 Years

--------------------------------------------------------------------------------

Class A          $  785         $1,224         $1,687         $2,963
Class B          $  824         $1,389         $1,878         $3,512*

You would pay the following expenses if you did not redeem your shares

Class A          $  785         $1,224         $1,687         $2,963
Class B          $  324         $  989         $1,678         $3,512*

--------------------------------------------------------------------------------

*Class B shares automatically convert to Class A Shares after year eight.



14 VAN ECK GLOBAL PROSPECTUS

                                         I. FUNDS / INTERNATIONAL INVESTORS GOLD
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

5. INTERNATIONAL INVESTORS GOLD FUND PROFILE


OBJECTIVE

The Fund seeks long-term capital appreciation by investing in common stocks of gold mining companies. The Fund may take current income into consideration in picking investments.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 65% of total assets in the gold mining industry, with at least 25% of assets invested in gold mining stocks (companies with greater than 50% of revenues from gold mining). The Fund may invest up to 100% of its assets, or, for temporary defensive purposes, less than 25% of its assets in gold stocks.


Kinds of securities in which the Fund invests: The Fund invests primarily in securities of companies whose properties, products, or services are international in scope or substantially outside the U.S., plus U.S. Treasury securities. An investment in gold stocks can offer an opportunity to achieve long-term capital appreciation and to protect wealth against inflation. The accelerating growth of monetary reserves and credit in major industrial markets may help gold and gold mining share prices go up. Gold share values may move independently of industrial shares, so adding gold to an industrial equity portfolio may offset that portfolio's fluctuations -- and perhaps increase its return. The Fund may borrow up to 50% of its assets to buy more securities.


The Fund may invest up to 121/2% of its assets in gold and silver coins as well as gold, silver, platinum and palladium bullion. The sole source of return to the Fund from coins is from gains or losses realized on their sale. The Fund pays custody costs to store its bullion and coins.

PRINCIPAL RISKS


An investment in the Fund should be considered part of an overall investment program, not a complete investment in itself. An investment in the Fund may lose money. The Fund is subject to non-diversification risk, precious metals risk, industry concentration risk, leverage risk, foreign security risk and gold risk.



                                                    VAN ECK GLOBAL PROSPECTUS 15

--------------------------------------------------------------------------------


International Investors Gold Fund Performance
--------------------------------------------------------------------------------


This chart illustrates the historic variability of risk of the Fund from year to year for a share of International Investors Gold Fund (before sales charges). Sales loads or account fees are not reflected; if these amounts were reflected, returns would be less than those shown. This chart describes past performance only, and should not be understood as a prediction for future results.


During the period covered, the Fund's highest performing quarter (ended 6/30/93) was 39.07%. The lowest performing quarter (ended 12/31/97) was -24.96%.

Fund performance is shown with sales charges subtracted. This chart compares the Fund's performance with a broad measure of market performance. Past performance does not guarantee or predict future results.

--------------------------------------------------------------------------------

International Investors Gold Fund
Class A Shares Annual Total Returns (%)
As of December 31,


'90                             -27.02
'91                               2.56
'92                             -29.08
'93                             113.14
'94                              -1.05
'95                              -8.93
'96                              -9.37
'97                             -36.00
'98                             -11.87
'99                             -12.37

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
International Investors Gold Fund
1-Year, 5-Year, and 10-Year Annualized Performance Plus a Comparison to the S&P 500 Index and the FT Gold Mines Index*
As of December 31, 1999

                              1 Year          5 Year          10 Year
--------------------------------------------------------------------------------

Class A Shares               -17.38%         -17.40%          -8.07%
S&P 500 Index                 21.04%          28.56%          18.21%
FT Gold Mines Index           -0.66%         -14.01%         -11.32%

--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industry, utilities, financials and transportation). It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.
      The Financial Times Gold Mines is a market capitalization-weighted global index of gold mining shares.
      The S&P 500 Index and the Financial Times Gold Mines Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Indices' performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.



16 VAN ECK GLOBAL PROSPECTUS

                                     I. THE FUNDS / INTERNATIONAL INVESTORS GOLD

--------------------------------------------------------------------------------

International Investors Gold Fund Expenses
--------------------------------------------------------------------------------

This table shows certain fees and expenses you will incur as a Fund investor, either directly or indirectly if you buy and hold shares.


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.


--------------------------------------------------------------------------------
International Investors Gold Fund
Shareholder Expenses (fees paid directly from your investment)


                                                                      CLASS A
Maximum Sales Charge Sales (imposed on purchases as
  a percentage of offering price)                                      5.75%

Annual fund operating expenses (Expenses that are deducted from Fund assets)

Management                                                             0.75%
Administration Fees                                                    0.25%
Distributions (12b-1) Fees                                             0.25%
Other Expenses                                                         0.93%

Total Annual Fund Operating Expenses*                                  2.18%


--------------------------------------------------------------------------------


* After expense reimbursement agreements with brokers 2.17%.


--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                   1 Year       3 Years      5 Years    10 Years

--------------------------------------------------------------------------------

Class A             $783        $1,218       $1,677      $2,944


--------------------------------------------------------------------------------


                                                    VAN ECK GLOBAL PROSPECTUS 17

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


6. U.S. GOVERNMENT MONEY MARKET FUND PROFILE


OBJECTIVE

U.S. Government Money Fund seeks safety of principal, daily liquidity and current income.

KINDS OF SECURITIES IN WHICH THE FUND INVESTS


As a matter of fundamental policy, at least 80% of the Fund's total assets will at all times be maintained in U.S. Government securities and repurchase agreements collateralized by such securities.


PRINCIPAL STRATEGIES

The Fund follows an operating policy, pursuant to a Securities and Exchange Commission ("SEC") rule, designed to maintain a constant net asset value of $1.00 per share by investing in U.S. Treasury bills, notes, bonds and other obligations guaranteed by the full faith and credit of the U.S. Government.

All securities in which the Fund invests have remaining maturities of 397 days or less at the date of purchase. The Fund maintains an average-weighted portfolio maturity of 90 days or less.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund can maintain a constant $1.00 per share price. An investment in the Fund may lose money.


18 VAN ECK GLOBAL PROSPECTUS

                                     I. THE FUNDS / U.S. GOVERNMENT MONEY MARKET

--------------------------------------------------------------------------------

U.S. Government Money Market Fund Expenses
--------------------------------------------------------------------------------

This table shows certain fees and expenses you will incur as a Fund investor, either directly or indirectly if you buy and hold shares.


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.


--------------------------------------------------------------------------------

U.S. Government Money Fund
Shareholder Expenses (fees paid directly from your investment)


                                                                        CLASS A
Maximum Sales Charge (imposed on purchases as
  a percentage of offering price)                                        0.00%


Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)


Management/Administration Fees                                           0.50%
Distribution (12b-1) Fees                                                0.25%
Other Expenses                                                           0.40%


Total Annual Fund Operating Expenses                                     1.15%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                     1 Year       3 Years      5 Years    10 Years
--------------------------------------------------------------------------------


Class A              $117         $365         $633       $1,398

--------------------------------------------------------------------------------


                                                    VAN ECK GLOBAL PROSPECTUS 19

--------------------------------------------------------------------------------

II. Additional Investment Strategies
--------------------------------------------------------------------------------

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK

An investment in any of the Funds involves "market risk"--the risk that securities prices may go up or down.

OTHER INVESTMENT TECHNIQUES AND RISK

ASSET-BACKED SECURITIES

Funds                   Emerging Markets Vision Fund, Global Hard Assets Fund,
                        Global Leaders Fund

Definition              Represent pools of consumer loans unrelated to
                        mortgages.

Risk Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING


Funds Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global Leaders Fund, International Investors Gold Fund

Definition              Borrowing to invest more is called "leverage." The first
                        four Funds named above may borrow up to 30% of their net assets to buy more securities. International Investors
                        Gold Fund may borrow up to 50% of net assets in emergencies. All the Funds must maintain assets equal to 300% of borrowings, and must sell securities to maintain that margin, even if the sale hurts the Funds' investment positions.


Risk Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Funds expect to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.


20 VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

Funds Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global Leaders Fund

Definition              These securities are backed by a group of mortgages.
                        CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Funds invest in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

Risk Mortgage holders often refinance when interest rates fall; reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Funds may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEBT SECURITIES


Funds Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global Leaders Fund, and U.S. Government Money Fund


Definition              Debt securities are usually thought of as bonds, but
                        debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term.
                        Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market" -- that is, they are traded by people other than their original issuers.

Risk The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by a Fund Adviser.


                                                    VAN ECK GLOBAL PROSPECTUS 21

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fund Policies:
Basic Risk Management Rules

----------------

Asia Dynasty Fund

Emerging Markets Vision Fund

Global Hard Assets Fund

Global Leaders Fund


U.S. Government Money Market Fund

1. U.S. Government Money Fund will not invest more than 10% and Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, and Global Leaders Fund will not invest more than 15% of net assets in securities which are not readily marketable.


DEFENSIVE INVESTING

Funds                   All except U.S. Government Money Fund

Definition              A deliberate, temporary shift in portfolio strategy
                        which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.


Risk "Opportunity cost" -- i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. The Funds may not achieve their investment objective during periods of defensive investing.


DERIVATIVES

Funds                   All except U.S Government Money Fund

Definition              A derivative is a security that derives its current
                        value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The Funds use derivatives, either on their own, or in combination with other derivatives, to offset other investments with the aim of reducing risk
                        -- that is called "hedging." The Funds also invest in derivatives for their investment value.

Risks                   Derivatives bear special risks by their very nature.
                        First, the Fund Advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Second, the price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage"-- by borrowing-- an unanticipated price move might result in the Fund losing more than its original investment.

                        For a complete discussion of the kinds of derivatives the Funds use, and of their risks, please see the SAI.


22 VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

DIRECT INVESTMENTS

Funds Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global Leaders Fund

Definition              Investments made directly with an enterprise via a
                        shareholder or similar agreements -- not via publicly traded shares or interests. Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.

Risk A direct investment price as stated for valuation may not be the price the Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. Tax rates on realized gains from selling private issue holdings may be higher than taxes on gains from listed securities. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

                        The Funds will not invest more than 15% of assets in direct investments.

EMERGING MARKETS SECURITIES

Funds                   All except U.S. Government Money Fund

Definition              Securities of companies which are primarily in
                        developing countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

Risk Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by


2. Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global Leaders Fund, and U.S. Government Money Fund will not purchase more than 10% of any class of securities of a company, or more than 10% of a company's outstanding securities. Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, and Global Leaders Fund may purchase more than 10% of any non-voting class of securities. Asia Dynasty Fund, Emerging Markets Vision Fund and Global Leaders Fund will not invest more than 25% of the value of their total assets in any one industry.


3. The Funds will not invest more than 10% of their total assets in other investment companies.

4. U.S. Government Money Fund may borrow money for temporary or emergency purposes up to 10% of the value of its assets. If the Fund ever borrows more than 5% of such assets, it may not buy securities for investment.


                                                    VAN ECK GLOBAL PROSPECTUS 23

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Fund Policies:
Basic Risk Management Rules

----------------------------
International Investors Gold

1. The Fund will not buy securities of other investment companies except in the open market where no commissions or broker fees apply to a sponsor or dealer, and then not in excess of 10% of assets (mergers or acquisitions excepted).

2. The Fund will not invest more than 5% of assets in companies with less than 3 years continuous operation.

FOREIGN SECURITIES

Funds                   All except U.S. Government Money Fund

Definition              Securities issued by foreign companies, traded in
                        foreign currencies, or issued by companies with most of their business interests in foreign countries.

Risk Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different -- and less revealing--than American accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular.

                        Some of these risks may be reduced when Funds invest indirectly in foreign issues via American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and others which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                        Russia: The Funds invest only in those Russian companies whose registrars have contracted to allow the Funds' Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

Funds                   Emerging Markets Vision Fund, Global Hard Assets Fund,
                        Global Leaders Fund

Definition              These Funds, for hedging purposes only, invest in
                        commercial paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Funds segregate asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.


24 VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Risk Principal may be lost, but the potential for gains in principal and interest may help the Funds cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.


INDUSTRY CONCENTRATION

Funds                   International Investors Gold Fund

Definition              The Fund will invest at least 65% of its assets in the
                        gold mining industry.

Risk Concentration of investments in a single industry may make the Fund more volatile than funds which are more diversified.


LOANS OF PORTFOLIO SECURITIES

Funds Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global Leaders Fund

Definition              The Funds may lend their securities, up to one-third of
                        the value of their portfolios, or in the case of Emerging Markets Vision Fund, one-half of the value of its portfolio, to broker-dealers. Broker-dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

Risk If a broker-dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.

LOW RATED DEBT SECURITIES

Funds                   Asia Dynasty Fund, Global Hard Assets Fund, Emerging
                        Markets Vision Fund

Definition              Debt securities, foreign and domestic, rated "below
                        investment grade" by ratings services.

Risk These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and


                                                    VAN ECK GLOBAL PROSPECTUS 25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        changes in interest rates. They also bear the risk of untimely payment. By definition, they involve more risk of default than do higher-rated issues.

NON-DIVERSIFICATION


Funds Global Hard Assets Fund, Global Leaders Fund, International Investors Gold Fund


Definition              Under a definition provided by the Investment Company
                        Act of 1940, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries.

Risk Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds.

PARTLY PAID SECURITIES

Funds                   All

Definition              Securities paid for on an installment basis. A partly
                        paid security trades net of outstanding installment payments--the buyer "takes over payments," as it were.

Risk The buyer's rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before a Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

PRECIOUS METALS


Funds                   Global Hard Assets Fund, International Investors Gold
                        Fund


Definition              Gold, silver, platinum and palladium in the form of
                        bullion and coins which have no numismatic (collectable) value. There is a well-established world market for precious metals.

Risk Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. Under current U.S. tax law, the Funds may not receive more than 10% of their yearly income from selling


26 VAN ECK GLOBAL PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them -- both may cause investment losses or lost opportunities for profit. The Funds also incur storage costs for bullion and coins.

REAL ESTATE SECURITIES

Funds                   Global Hard Assets Fund

Definition              The Fund may not invest in real estate directly, but may
                        invest up to 50% of assets in real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments.

Risk All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular. See "Real Estate Securities" in the SAI.

REPURCHASE AGREEMENTS

Funds                   All

Definition              In a repurchase agreement, a Fund acquires a security
                        for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The
                        Funds enter into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Risk There is a risk of a counterparty defaulting on a "repo," but it is generally small.

SHORT SALES

Funds                   Emerging Markets Vision Fund, Global Hard Assets Fund

Definition              In a short sale, the Fund borrows an equity security
                        from a broker, then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.


                                                    VAN ECK GLOBAL PROSPECTUS 27

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risk If the value of the security goes up, the Fund will have to buy it back at a loss to make good on the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability.) This account cannot exceed 50% of the Fund's net assets.

WHEN-ISSUED DEBT SECURITIES

Funds                   Emerging Markets Vision Fund

Definition              Debt securities issued at a fixed price and interest
                        rate, but delivered and paid for some time later.

Risk Principal and interest of a when-issued security may vary during the waiting period so that its value, when the Fund takes possession of it, may be different than when the Fund committed to buy it. The Funds maintain reserves of cash or high quality securities to offset purchases of when-issued securities.


28 VAN ECK GLOBAL PROSPECTUS

--------------------------------------------------------------------------------

III. Shareholder Information
--------------------------------------------------------------------------------

            HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES; MINIMUM PURCHASE AND ACCOUNT SIZE, HOW TO CHOOSE A CLASS OF SHARES; YOUR PRICE PER SHARE; SALES CHARGES; RETIREMENT PLANS; DIVIDENDS AND CAPITAL GAINS; TAXES AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).


1. HOW TO BUY, SELL, EXCHANGE OR TRANSFER SHARES

Through a Broker or Agent


We recommend that you use a broker or agent to buy, sell, exchange, or transfer shares for you. The applicable sales charge will be the same, whether you buy indirectly through a broker or agent or directly through the transfer agent. Contact your broker or agent for details.


Through the Transfer Agent, DST Systems, Inc. (DST)


You may buy (purchase), sell (redeem), exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.

The Funds' mailing address at DST is:
   Van Eck Global
   P.O. Box 218407
   Kansas City, MO 64121-8407

For overnight delivery:
   Van Eck Global
   210 W. 10th St., 8th Fl.
   Kansas City, MO 64105-1802

To telephone the Funds at DST, call Van Eck's Account Assistance at 1-800-544-4653.

PURCHASE BY MAIL

To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, checks drawn on a foreign bank, or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see "Retirement Plans" for details). For further details, see the application or call Account Assistance.


TELEPHONE REDEMPTION-- PROCEEDS BY CHECK 1-800-345-8506


If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.


EXPEDITED REDEMPTION-- PROCEEDS BY WIRE 1-800-345-8506


If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.




                                                    VAN ECK GLOBAL PROSPECTUS 29

WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:


o     Fund and account number.

o Number of shares or dollar amount to be redeemed, or a request to sell "all shares."

o Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

o Special instructions, including bank wire information or special payee or address.


A signature guarantee for each account holder will be required if:


o     The redemption is for $50,000 or more.

o     The redemption amount is wired.

o     The redemption amount is paid to someone other than the registered owner.

o The redemption amount is sent to an address other than the address of record.

o     The address of record has been changed within the past 30 days.


Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.

CHECK WRITING


If your account has the optional Redemption by Check Privilege, you can write checks against your account for a minimum of $250 and a maximum of $5 million. This privilege is only available to U.S. Government Money Fund shareholders and must be established in advance by Application. For further details, see the Application or call Account Assistance.


TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Van Eck Funds and Van Eck/Chubb Funds of the same Class without any additional sales charge. (Shares originally purchased into the U.S. Government Money Fund, which paid no sales charge, may pay an initial sales charge the first time they are exchanged into another Class A fund.)

Exchanges of Class B and C shares are exempt from the redemption sales charge. All accounts are eligible except for those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, "Market Timing Limits" and "Unauthorized Telephone Requests" below, or call Account Assistance.

WRITTEN EXCHANGES

Written requests for exchange must include:


o     The fund and account number to be exchanged out of.

o     The fund to be exchanged into.

o Directions to exchange "all shares" or a specific number of shares or dollar amount.

o Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in "Telephone Exchange."


TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.


30 VAN ECK GLOBAL PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


LIMITS AND RESTRICTIONS


Market Timing Limits

Van Eck has a policy of discouraging short-term trading, particularly by market-timers, and may limit or reject purchase orders and exchanges at its discretion. Shareholders are limited to six exchanges per calendar year. Currently, limits are being waived for exchanges out of International Investors Gold Fund and the U.S. Government Money Fund as long as Van Eck believes that shareholders will not be materially disadvantaged. Although not generally imposed, each Fund has the ability to redeem its shares "in kind" by making payment in securities instead of dollars. For further details, contact Account Assistance.

Unauthorized Telephone Requests

Like most financial organizations, Van Eck, the Funds and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller's identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Funds, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.


AUTOMATIC SERVICES


Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE AND ACCOUNT SIZE

An initial purchase of $1,000 and subsequent purchases of $100 dollars or more are required for non-retirement accounts. There are no minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program.

If the size of your account falls below 50 shares after the initial purchase, each Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.

HOW FUND SHARES ARE PRICED


The Funds buy or sell their shares at their net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. The Funds calculate NAV every day the New York Stock Exchange (NYSE) is open, as of the close of the NYSE, which is normally 4:00 p.m. Eastern Time. There are some exceptions, including these:

o You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated on the next available open day of the NYSE.



                                                    VAN ECK GLOBAL PROSPECTUS 31

o The Funds have certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem shares.


Except for the U.S. Government Money Fund, the Funds value their assets at fair market value, when price quotes are available. Otherwise, the Funds' Board of Trustees determines fair market value in good faith. The U.S. Government Money Fund is valued at the amortized cost of its assets, no matter what the quoted prices of the Fund's securities may be.

2. HOW TO CHOOSE A SHARE CLASS

Some Funds offer Class A, B, or C Shares. Separate share classes allow you to choose the type of sales charge and 12b-1 fee schedule that is best for you. Please note that no money market fund is available for exchange with Class B and C Shares. Class B and C Shares automatically convert to Class A Shares eight years after each individual purchase. You, with your broker or agent, should review "Sales Charges," "Plan of Distribution (12b-1 Plan)," and the Fund's per share expenses in "Chapter I. The Funds" and "Chapter IV. Financial Highlights" in this prospectus before choosing a share class.


o     Class A Initial sales charge at time of purchase.

o Class B Contingent Deferred Sales Charge (CDSC) at time of redemption. The CDSC decreases yearly until it becomes zero in the seventh year.

o Class C Contingent Deferred Redemption Charge (CDRC) of 1% is charged on all redemptions during the first 12 months after purchase.



32 VAN ECK GLOBAL PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. SALES CHARGES


--------------------------------------------------------------------------------------------------------------
Class A Shares Sales Charges

Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund, Global
Leaders Fund, and International Investors Gold Fund

                                         Sales Charge as a Percentage of
Dollar Amount of Purchase           Offering Price    Net Amount Invested     Percentage to Brokers or Agents*
Less than $25,000                        5.75%               6.10%                            5.00%

$25,000 to $50,000                       5.00%               5.30%                            4.25%

$50,000 to $100,000                      4.50%               4.70%                            3.90%

$100,000 to $250,000                     3.00%               3.10%                            2.60%

$250,000 to $500,000                     2.50%               2.60%                            2.20%

$500,000 to $1,000,000                   2.00%               2.00%                            1.75%

$1,000,000 and over                      None**
--------------------------------------------------------------------------------------------------------------


* Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

** For any single purchase of $1 Million or more of Class A shares, the Distributor may pay a finder's fee to eligible brokers and agents. For details, contact the Distributor.


--------------------------------------------------------------------------------------------------------------
Class B Shares Sales Charges

Asia Dynasty Fund, Emerging Markets Vision Fund, Global Hard Assets Fund and
Global Leaders Fund

Shareholders time of redemption                          Contingent Deferred Sales Charge (CSDC) +
During Year One                                          5.0% of the lesser of NAV or purchase price

During Year Two                                          4.0% of the lesser of NAV or purchase price

During Year Three                                        4.0% of the lesser of NAV or purchase price

During Year Four                                         3.0% of the lesser of NAV or purchase price

During Year Five                                         2.0% of the lesser of NAV or purchase price

During Year Six                                          1.0% of the lesser of NAV or purchase price

Thereafter                                               None
--------------------------------------------------------------------------------------------------------------


Class B Broker/Agent Compensation: 4% of the amount purchased at time of investment.


+ Shares purchased before April 30, 1997 remain subject to the CDSC schedule in effect at the time of purchase. Shares will be redeemed in the following order (1) shares not subject to the CDSC (dividend reinvestment, etc.) (2) first in, first out.



                                                    VAN ECK GLOBAL PROSPECTUS 33

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class C Shares Sales Charges

Global Hard Assets Fund

Shareholders time of redemption   Contingent Deferred Redemption Charge (CDRC) +

During Year One                   1.0% of the lesser of NAV or purchase price

Thereafter                        None
--------------------------------------------------------------------------------

Class C Broker/Agent Compensation: 1% (.75 of 1% distribution fee and .25 of 1% service fee) of the amount purchased at time of investment.

+ Shares will be redeemed in the following order (1) shares not subject to the CDRC (dividend reinvestment, etc.) (2) first in, first out.

U.S. Government Money Fund


There is no sales charge on purchases of the U.S. Government Money Fund.


34 VAN ECK GLOBAL PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


REDUCED OR WAIVED SALES CHARGES


You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term "purchase" refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. The value of shares owned by an individual in Class A, B, and C of each of the Van Eck Funds and Van Eck/Chubb Funds (except for the U.S. Government Money Fund) may be combined for a reduced sales charge in Class A shares only.

FOR CLASS A SHARES


Right of Accumulation


When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level you qualify for.


Combined Purchases


The combined amounts of your multiple purchases in the Funds on a single day determines the sales charge level you qualify for.

Letter of Intent

If you plan to make purchases in the Funds within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.

Group Purchases

If you are a member of a "qualified group," you may purchase shares of the Funds at the reduced sales charge applicable to the group as a whole. A qualified group (1) has more than 10 members, (2) has existed over six months, (3) has a purpose other than acquiring fund shares at a discount, (4) and has satisfied certain other criteria, including the use of the Automatic Investment Plan. For details, contact the Distributor.


Persons Affiliated with Van Eck


Trustees, officers, and full-time employees (and their families) of the Funds, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.


Investment Advisers, Financial Planners and Bank Trust Departments


Investment advisers, financial planners and bank trust departments that meet certain requirements and are compensated by asset-based fees may buy without a sales charge on behalf of their clients.


Foreign Financial Institutions


Certain foreign financial institutions that have agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors.


Institutional Retirement Programs


Certain financial institutions who have agreements with Van Eck may buy shares without a sales charge for their omnibus accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.


Buy-back Privilege


You have the one-time right to reinvest proceeds of a redemption from a Class A Fund into that Fund or another Class A Fund within 30 days without a sales charge, excluding the U.S. Government Money Fund. Reinvestment into the same Fund within 30 days is considered a "wash sale" by the IRS and cannot be declared as a capital loss or gain for tax purposes.


Moving Assets from Another Mutual Fund Group


You may purchase shares without a sales charge with the


                                                    VAN ECK GLOBAL PROSPECTUS 35

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

proceeds of a redemption made within three months from another mutual fund group not managed by Van Eck or its affiliates. The shares redeemed must have paid an initial sales charge in a Class A fund. Also, the financial representative of record must be the same on the Van Eck Fund account as for the other mutual fund redeemed.

FOR CLASS B AND C SHARES


Death or Disability


The redemption sales charge may be waived upon (1) death or (2) disability as defined by the Internal Revenue Code.


Certain Retirement Distributions


The redemption sales charge may be waived for lump sum or other distributions from IRA, Keogh, and 403(b) accounts following retirement or at age 701/2. It is also waived for distributions from qualified pension or profit sharing plans after employment termination after age 55. In addition, it is waived for shares redeemed as a tax-free return of an excess contribution.




36 VAN ECK GLOBAL PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. RETIREMENT PLANS


Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company (formerly known as Investors Fiduciary Trust Company) as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.


Retirement Plans Sponsored by Van Eck:

IRA
Roth IRA

Education IRA
SEP IRA

403(b)(7)
Qualified (Pension and Profit Sharing) Plans

5. TAXES

TAXATION OF DIVIDEND OR CAPITAL GAIN DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, distributions are normally taxable even if they are reinvested. Distributions of dividends and short-term capital gains are taxed as ordinary income. Distributions of long-term capital gains are taxed at capital gain rates.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss. If you redeem shares from an eligible account, you will receive an Average Cost Statement in February to assist you in your tax preparations.

An exchange of shares from one Fund to another will be treated as a sale of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS

Distributions of dividends and short-term capital gains, if any, made to non-resident aliens are subject to a 30% withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these distributions U.S. source income. Currently, the Funds are not required to withhold tax from long-term capital gains or redemption proceeds.


                                                    VAN ECK GLOBAL PROSPECTUS 37

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. DIVIDENDS AND CAPITAL GAINS

If declared, dividend and capital gain distributions are generally paid on the last business day of the month of declaration. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a distribution may be made outside of the normal schedule.


-------------------------------------------------------------------------------------------------------
Dividend and Capital Gain Schedule

Fund                                         Dividends and Short-Term                     Long-Term
                                             Capital Gains                                Capital Gains
Asia Dynasty Fund                            June/December                                December

Emerging Markets Vision Fund                 June/December                                December

Global Hard Assets Fund                      June/December                                December

Global Leaders Fund                          June/December                                December

International Investors Gold Fund            March/June/September/December                December

U.S. Government Money Fund                   Daily Accrual, paid monthly                  December
-------------------------------------------------------------------------------------------------------


Dividend and Capital Gain Reinvestment Plan Dividends and/or capital gains are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.

Divmove

You can have your cash dividends from a Class A Fund automatically invested in another Class A fund. Dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.


38 VAN ECK GLOBAL PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. MANAGEMENT OF THE FUNDS


                                 ===============================      ==================================
                                       INVESTMENT ADVISER                        SUB-ADVISER
                                        AND ADMINISTRATOR              Fiduciary International, Inc.,
                                 Van Eck Associates Corporation,           Two World Trade Center,
                                         99 Park Avenue                 New York, NY 10048, serves as
                                       New York, NY 10016,     <------    sub-investment adviser to
                                       manages investment              Global Leaders Fund. FII is an
                                    operations of the Funds.               indirect subsidiary of
                                 ===============================           Fiduciary Trust Company
                                              |                           International, a New York
                                              |                             State chartered bank.
                                              |                       ==================================
                                              |
                                              V                       ==================================
                                                                             INDEPENDENT AUDITORS
                                 ===============================              Ernst & Young LLP,
                                            THE TRUST                          787 South Avenue,
                                        "The Trust" is a                      New York, NY 10016,
                                          Massachusetts                    provides audit services,
                                    business trust consisting            consultation and advice with
                                         of the Van Eck          <--------   respect to financial
                                      Funds listed in this                information in the Trust's
                                    prospectus ("Funds"). The             filings with the Securities
                                        Board of Trustees                  and Exchange Commission,
                                       manages the Funds'                 consults with the Trust on
                                      business and affairs.                accounting and financial
                                 ===============================        reporting matters and prepares
                                           /   |  \                        the Trust's tax returns.
                                          /    |   \                  ==================================
                                         /     |    \
                                        /      |     \
                                       V       |      V
 ============================================= |  ===========================================
                  DISTRIBUTOR                  |               TRANSFER AGENT
 Van Eck Securities Corporation, 99 Park Ave., |  DST Systems, Inc., 210 West 10th Street,
   New York, NY 10016 distributes the Funds    |      8th Floor, Kansas City, MO 64105,
      and is wholly owned by the Adviser.      |    serves as the Funds' transfer agent.
 ============================================= |  ===========================================
                                               V

                          =========================================
                                          CUSTODIAN
                             State Street Bank and Trust Company
                                     225 Franklin Street
                                      Boston, MA 02110
                          holds Fund securities and settles trades.
                          =========================================



                                                    VAN ECK GLOBAL PROSPECTUS 39

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION ABOUT FUND MANAGEMENT

Investment Adviser

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016, (the "Adviser") serves as investment adviser to each of the Funds. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans.


Fees paid to the Adviser: Asia Dynasty Fund and Global Leaders Fund each pay the Adviser a monthly fee at the rate of 0.75% of average daily net assets. Emerging Markets Vision Fund and Global Hard Assets Fund pay the Adviser a monthly fee at the rate of 1% of average daily net assets, which includes accounting and administrative services provided to the Fund. International Investors Gold Fund pays the Adviser a monthly fee at the rate of 0.75 of 1% of the first $500 million of the average daily net assets of the Fund; 0.65 of 1% of the next $250 million of the average daily net assets and 0.50 of 1% of the average daily net assets in excess of $750 million. U.S. Government Money Fund pays the Advisor a monthly fee at the annual rate of 0.50 of 1% of the first $500 million of average daily net assets, 0.40 of 1% of the next $250 million and .375 of 1% of average daily net assets in excess of $750 million.

The Adviser also performs accounting and administrative services for Asia Dynasty, Global Leaders, and International Investors Gold Funds. For these services, the Adviser is paid a monthly fee at the rate of .25% per year of the average daily net assets on the first $500 million in Asia Dynasty and Global Leaders Fund, or at the rate of .25% per year on the first $750 in International Investors Gold Fund, and .20% per year of the average daily net assets in excess of $750 million in International Investors Gold Fund.


Sub-investment Adviser: Fiduciary International Inc. (FII), Two World Trade Center, New York, NY 10048, serves as sub-investment adviser to the Global Leaders Fund and manages its investment operations. FII is a wholly owned subsidiary of Fiduciary Investment Corporation, which is in turn a wholly owned subsidiary of Fiduciary Trust Company International. The Adviser pays FII a monthly fee of .50% per year of the average daily net assets of the Fund.

Portfolio Managers


Asia Dynasty Fund, Emerging Markets Vision Fund: David A. Semple, David M.
Hulme.


Mr. Semple is an Investment Director of Van Eck. He is also co-portfolio manager of another mutual fund advised by the Adviser. He joined Van Eck in 1998, and has been in the investing business for 10 years as a manager and analyst. Mr. Hulme is an Investment Director of Van Eck. Mr. Hulme is co-portfolio manager of the Asia Dynasty Fund and the Emerging Markets Vision Fund, and co-portfolio manager of another mutual fund advised by the Adviser. He joined Van Eck in 1998, and has been in the investing business for 6 years as a manager and analyst.


Global Leaders Fund: Sheila Coco, Anne Tatlock, William Y. Yun, Joshua A. Rosenthal.

Ms. Coco, Ms. Tatlock, Mr. Yun and Mr. Rosenthal are employed by FII, which serves as sub-adviser to the Fund. FII is an indirect subsidiary of Fiduciary Trust Company International ("FTCI"). Ms. Coco joined Fiduciary Trust Company in 1980. She has 24 years of experience in investing. Ms. Tatlock joined FTCI in 1984. She is its President. Mr. Yun joined Fll in 1992. He is an Executive Vice President. He has 10 years of investment experience. Mr. Rosenthal joined Fll in 1997. He is a Senior Vice President. He has seven years of investment experience.

Global Hard Assets Fund: Derek S. van Eck.

Mr. van Eck is Director of Global Investments and President of the Adviser. Mr. van Eck serves as a Trustee and officer of the Trust and a Trustee, officer and/or portfolio manager of other mutual funds advised or sub-advised by the Adviser. He has 14 years of experience in investing as a manager and analyst.

International Investors Gold Fund: is managed by a team of advisers, analysts and strategists.

U.S. Government Money Fund: Gregory F. Krenzer.


Mr. Krenzer serves as a research analyst for the Adviser specializing in global fixed income securities and is the co-portfolio manager of another Fund advised by Van Eck. He joined Van Eck in 1994 and has 6 years of experience in the investment business as an analyst.


40 VAN ECK GLOBAL PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Plan of Distribution (12b-1 Plan)

Each of the Funds has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Of the amounts expended under the plan for the fiscal year ended December 31, 1999 for all Funds, approximately 71% was paid to Brokers and Agents who sold shares or serviced accounts of Fund shareholders. The remaining 29% was retained by the Distributor to pay expenses such as printing and mailing prospectuses and sales material. Because these fees are paid out of the Fund's assets on an on-going basis over time, these fees may cost you more than paying other types of sales charges.

For a complete description of the Plan of Distribution, please see "Plan of Distribution" in the SAI.


--------------------------------------------------------------------------------
Van Eck Funds Annual 12b-1 Schedule
expressed in basis points (bps)*


                                             FEE TO FUND           PAYMENT
                                                                  TO DEALER


Asia Dynasty Fund-A                             50  bps            25  bps


Asia Dynasty Fund-B                             100 bps            25  bps
Emerging Markets Vision Fund-A                  50  bps            25  bps
Emerging Markets Vision Fund-B                  100 bps            25  bps
Global Hard Assets Fund-A                       50  bps            25  bps
Global Hard Assets Fund-B                       100 bps            25  bps
Global Hard Assets Fund-C                       100 bps            100 bps**
Global Leaders Fund-A                           50  bps            25  bps


Global Leaders Fund-B                           100 bps            25  bps


International Investors
 Gold Fund-A                                    25 bps             25  bps
U.S. Government Money Fund                      25 bps             25  bps
--------------------------------------------------------------------------------

* A basis point (bp) is a unit of measure in the financial industry. One bp equals .01 of 1% (1% = 100 bps).

** Class C payment to brokers or agents begins to accrue after the 12th month following the purchase trade date. Each purchase must age that long or there is no payment.


The Trust


For more information on the Trust, the Trustees and the officers of the Trust, see "The Trust" and "Trustees and Officers" in the SAI.

Expenses

Each Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. Many of these expenses are shown in tables in Chapter I, "The Funds," or in Chapter IV, "Financial Highlights." For a more complete description of Fund expenses, please see "Expenses" in the SAI.


                                                    VAN ECK GLOBAL PROSPECTUS 41

IV. Financial Highlights


            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.


1. ASIA DYNASTY FUND

--------------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class A Share outstanding throughout each year:

                                                                           Year Ended December 31,
                                                     1999             1998              1997           1996           1995
                                               ---------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $     7.80       $     7.82        $    13.21     $    12.40     $    12.13
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                        (0.11)(c)        (0.01)            (0.28)         (0.20)         (0.02)
Net Gain (Loss) on
  Investments (both Realized and Unrealized)         9.35            (0.01)            (3.82)          1.01           0.40
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     9.24            (0.02)            (4.10)          0.81           0.38
--------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                                --               --                --             --          (0.09)
From Distributions from
  Capital Gains                                     (2.44)              --             (1.15)            --             --
From Tax Return of Capital                             --               --             (0.14)            --          (0.02)

--------------------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                     (2.44)              --             (1.29)            --          (0.11)
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                  $    14.60       $     7.80        $     7.82     $    13.21     $    12.40

--------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                   118.46%           (0.26%)          (32.10%)         6.53%          3.13%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)                $   31,385       $   10,685        $   12,873     $   44,351     $   64,275
Ratio of Gross Expenses
 to Average Net Assets                               2.82%            3.13%             2.38%          2.42%          2.03%
Ratio of Net Expenses
 to Average Net Assets                               2.82%            2.43%(b)          2.38%          2.42%          2.03%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                              (1.03%)          (0.09%)           (0.76%)        (0.73%)        (0.08%)
Portfolio Turnover Rate                            172.18%          121.96%           200.45%         52.99%         57.06%
--------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the period and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total dividends and return.
(b) After expenses reduced by a custodian fee arrangement.


(c) Based on average shares outstanding.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



42 VAN ECK GLOBAL PROSPECTUS

                                                        IV. FINANCIAL HIGHLIGHTS

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.


1. ASIA DYNASTY FUND

--------------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class B Share outstanding throughout each year:

                                                                       Year Ended December 31,
                                                     1999             1998              1997           1996           1995
                                               ---------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $     7.54       $     7.63        $    13.08     $    12.33     $    12.09
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                        (0.24)(c)        (0.07)            (0.30)         (0.24)         (0.08)
Net Gains (Loss) on
  Investments (both Realized and Unrealized)         9.04            (0.02)            (3.86)          0.99           0.40

--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     8.80            (0.09)            (4.16)          0.75           0.32
--------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                                --               --                --             --          (0.06)
From Distributions from
  Capital Gains                                     (2.44)              --             (1.15)            --             --
From Tax Return of Capital                             --               --             (0.14)            --          (0.02)

--------------------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                     (2.44)              --             (1.29)            --          (0.08)
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                  $    13.90       $     7.54        $     7.63     $    13.08     $    12.33

--------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                   116.71%           (1.18%)          (32.87%)         6.08%          2.65%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)                  $   12,019       $    4,942        $    6,914     $   20,296     $   27,234
Ratio of Gross Expenses
 to Average Net Assets                               3.89%            3.83%             3.00%          2.86%          2.41%
Ratio of Net Expenses
 to Average Net Assets                               3.89%            3.14%(b)          3.00%          2.86%          2.41%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                              (2.21%)           0.79%            (1.36%)        (1.14%)        (0.52%)
Portfolio Turnover Rate                            172.18%          121.96%           200.45%         52.99%         57.06%
--------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the period and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total dividends and return.
(b) After expenses reduced by a custodian fee arrangement.


(c) Based on average shares outstanding.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



                                                    VAN ECK GLOBAL PROSPECTUS 43

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


2. GLOBAL HARD ASSETS FUND

---------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class A Share outstanding throughout each period:

                                                                        Year Ended December 31,
                                                     1999           1998           1997           1996           1995
                                               ----------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $    10.34     $    15.50     $    14.42     $    10.68     $     9.41
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                         0.07           0.10           0.05           0.15           0.32(c)
Net Gain (Loss) on
  Investments (both Realized and Unrealized)         1.65          (5.09)          2.01           4.70           1.57

---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     1.72          (4.99)          2.06           4.85           1.89
---------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                             (0.01)         (0.15)         (0.02)         (0.14)         (0.62)
From Distributions from
  Capital Gains                                        --          (0.02)         (0.96)         (0.95)            --
From Tax Return of Capital                          (0.04)            --             --          (0.02)            --

---------------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                     (0.05)         (0.17)         (0.98)         (1.11)         (0.62)
---------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Period                                $    12.01     $    10.34     $    15.50     $    14.42     $    10.68

---------------------------------------------------------------------------------------------------------------------
Total Return (a)                                    16.64%        (32.25%)        14.29%         45.61%         20.09%
---------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Period (000)                $   17,757     $   22,969     $   61,341     $   27,226     $    3,820
Ratio of Gross Expenses
 to Average Net Assets                               2.89%          2.11%          2.00%          2.63%          4.05%
Ratio of Net Expenses
 to Average Net Assets (b)                           2.00%          2.00%          1.97%          0.72%          0.00%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                              0.49%          0.58%          0.36%          1.45%          3.08%
Portfolio Turnover Rate                            195.00%        167.79%        118.10%        163.91%        179.33%
---------------------------------------------------------------------------------------------------------------------


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the period and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total dividends and return.


(b) After expenses reduced by a custodian fee, directed brokerage and/or Advisory fee waiver arrangement.


(c) Based on average shares outstanding.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



44 VAN ECK GLOBAL PROSPECTUS

                                                        IV. FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

2. GLOBAL HARD ASSETS FUND


----------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class B Share outstanding throughout each period:                                   For the period
                                                           Year Ended December 31,       April 24, 1996(a)
                                                     1999           1998           1997    Dec. 31, 1996
                                               -----------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $    10.37     $    15.60     $    14.50     $    12.55
----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                        (0.03)          0.01          (0.01)          0.11
Net Gain (Loss) on
  Investments (both Realized and Unrealized)         1.66          (5.08)          2.00           2.95

----------------------------------------------------------------------------------------------------------
Total from Investment Operations                     1.63          (5.07)          1.99           3.06
----------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                                --          (0.14)            --          (0.14)
From Distributions from
  Capital Gains                                        --          (0.02)         (0.89)         (0.95)
From Tax Return of Capital                             --             --             --          (0.02)

----------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                        --          (0.16)         (0.89)         (1.11)
----------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Period                                $    12.00     $    10.37     $    15.60     $    14.50

----------------------------------------------------------------------------------------------------------
Total Return (b)                                    15.72%        (32.55%)        13.72%         24.55%
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)                  $    5,029     $    5,580     $   10,541     $    1,806
Ratio of Gross Expenses
 to Average Net Assets                               3.79%          2.81%          2.73%          3.27%(d)
Ratio of Net Expenses
 to Average Net Assets (c)                           2.71%          2.50%          2.50%          1.64%(d)
Ratio of Net Investment Income (Loss)
 to Average Net Assets                              (0.23%)         0.12%         (0.13%)         0.53%(d)
Portfolio Turnover Rate                            195.00%        167.79%        118.10%        163.91%
----------------------------------------------------------------------------------------------------------


(a) Commencement of operations.
(b) Total return is calculated by assuming that an initial investment made at net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period and a redemption on the last day of the period. A sales charge is not reflected in the calculation of total return. Total return periods of less than one year are not annualized.
(c) After expenses reduced by a custodian fee, directed brokerage and/or Advisory fee waiver arrangement.


(d) Annualized.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



                                                    VAN ECK GLOBAL PROSPECTUS 45

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


2. GLOBAL HARD ASSETS FUND


----------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class C Share outstanding throughout each period:
                                                                  Year Ended December 31,
                                                    1999          1998          1997          1996          1995
                                               -----------------------------------------------------------------
Net Asset Value,
  Beginning of Period                          $   10.40     $   15.64     $   14.52     $   10.76     $    9.41
----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                       (0.03)         0.01         (0.01)         0.11          0.34
Net Gain (Loss) on
  Investments (both Realized and Unrealized)        1.67         (5.09)         2.00          4.73          1.63

----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    1.64         (5.08)         1.99          4.84          1.97
----------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                               --         (0.14)           --         (0.11)        (0.62)
From Distributions from
  Capital Gains                                       --         (0.02)        (0.87)        (0.95)           --
From Tax Return of Capital                            --            --            --         (0.02)           --

----------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                       --         (0.16)        (0.87)        (1.08)        (0.62)
----------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                  $   12.04     $   10.40     $   15.64     $   14.52     $   10.76

----------------------------------------------------------------------------------------------------------------
Total Return (a)                                   15.77%       (32.53%)       13.71%        45.18%        20.94%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)                  $   3,223     $   4,011     $   8,698     $   1,935     $     181
Ratio of Gross Expenses
 to Average Net Assets                              4.15%         3.00%         2.94%         6.02%        37.88%
Ratio of Net Expenses
 to Average Net Assets (b)                          2.71%         2.50%         2.50%         1.31%         0.00%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                             (0.22%)        0.11%        (0.15%)        0.84%         3.30%
Portfolio Turnover Rate                           195.00%       167.79%       118.10%       163.91%       179.33%
----------------------------------------------------------------------------------------------------------------

(a) Total return is calculated by assuming that an initial investment made at net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value during the period and a redemption on the last day of the period. A sales charge is not reflected in the calculation of total return.


(b) After expenses reduced by a custodian fee, directed brokerage and/or Advisory fee waiver arrangement.


+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



46 VAN ECK GLOBAL PROSPECTUS

                                                        IV. FINANCIAL HIGHLIGHTS

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.


3. GLOBAL LEADERS FUND


---------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class A Share outstanding throughout each year:
                                                                              Year Ended December 31,
                                                     1999              1998              1997              1996              1995
                                               ----------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $    10.78        $    10.38        $    10.37        $    10.31        $     9.07
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                        (0.06)             0.02              0.10              0.12              0.07(a)
Net Gain (Loss) on
  Investments (both Realized and Unrealized)         3.59              2.07              1.43              1.15              1.31

---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     3.53              2.09              1.53              1.27              1.38
---------------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                                --              0.00             (0.08)(d)         (0.11)            (0.14)
From Distributions from
  Capital Gains                                     (0.82)            (1.61)            (1.43)            (1.10)               --
From Tax Return of Capital                             --             (0.08)            (0.01)               --                --

---------------------------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                     (0.82)            (1.69)            (1.52)            (1.21)            (0.14)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                  $    13.49        $    10.78        $    10.38       '$    10.37        $    10.31

---------------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                    32.83%            20.65%            14.77%            12.28%            15.30%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)                  $   33,070        $   27,461        $   24,630        $   29,331        $   30,632
Ratio of Gross Expenses
 to Average Net Assets                               2.20%             2.32%             2.45%             2.54%             2.69%
Ratio of Net Expenses
 to Average Net Assets                               2.00%(c)          2.00%(c)          2.00%(c)          2.17%(c)          2.69%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                              (0.48%)            0.85%             0.85%             1.05%             0.68%
Portfolio Turnover Rate                             86.14%            87.79%            78.07%           114.30%           196.69%
---------------------------------------------------------------------------------------------------------------------------------


(a) Based on average shares outstanding.
(b) Total return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the year and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total return.
(c) After expenses reduced by a custodian fee, directed brokerage or Advisory fee waiver arrangement.


(d) Net of foreign taxes withheld (to be included in income and claimed as a tax credit on deduction by the shareholder for federal income tax purposes) of $0.01 for 1997.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



                                                    VAN ECK GLOBAL PROSPECTUS 47

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.


3. GLOBAL LEADERS FUND


----------------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class B Share outstanding throughout each year:
                                                                          Year Ended December 31,
                                                    1999             1998             1997             1996             1995
                                               -----------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $   10.67        $   10.31        $   10.32        $   10.28        $    9.02
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                       (0.12)            0.00             0.04             0.06             0.01
Net Gain (Loss) on
  Investments (both Realized and Unrealized)        3.56             2.02             1.43             1.14             1.28

----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    3.44             2.02             1.47             1.20             1.29
----------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                               --             0.00            (0.03)(c)        (0.06)           (0.03)
From Distributions from
  Capital Gains                                    (0.80)           (1.61)           (1.45)           (1.10)              --
From Tax Return of Capital                            --            (0.05)              --               --               --

----------------------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                    (0.80)           (1.66)           (1.48)           (1.16)           (0.03)
----------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                  $   13.31        $   10.67        $   10.31        $   10.32        $   10.28

----------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                   32.27%           20.07%           14.26%           11.49%           14.54%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Assets, End of Year (000)                      $   6,442        $   6,039        $   5,055        $   4,932        $   6,151
Ratio of Gross Expenses
 to Average Net Assets                              3.21%            3.25%            2.51%            3.19%            3.20%
Ratio of Net Expenses
 to Average Net Assets                              2.50%(b)         2.50%(b)         2.50%(b)         2.71%(b)         3.20%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                             (0.94%)           0.36%            0.36%            0.51%            0.14%
Portfolio Turnover Rate                            86.14%           87.79%           78.07%          114.30%          196.69%
----------------------------------------------------------------------------------------------------------------------------


(a) Total return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the year and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total return.
(b) After expenses reduced by a custodian fee, directed brokerage or Advisory fee waiver arrangement.


(c) Net of foreign taxes withheld (to be included in income and claimed as a tax credit on deduction by the shareholder for federal income tax purposes) of $0.01 for 1997.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



48 VAN ECK GLOBAL PROSPECTUS

                                                        IV. FINANCIAL HIGHLIGHTS

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

4. INTERNATIONAL INVESTORS GOLD FUND

-----------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

For a Class A Share outstanding throughout each year:
                                                                               Year Ended December 31,
                                                      1999              1998               1997               1996            1995
                                               -----------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                            $      6.59       $      7.54        $     11.90        $     13.35     $     15.21
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.03              0.06               0.09               0.05            0.08
Net Gain (Loss) on
  Investments (both Realized and Unrealized)         (0.84)            (0.95)             (4.36)             (1.29)          (1.44)

----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     (0.81)            (0.89)             (4.27)             (1.24)          (1.36)
----------------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS
From Dividends from
  Net Investment Income                              (0.05)            (0.06)             (0.09)             (0.07)          (0.10)
From Distributions from
  Capital Gains                                         --                --                 --              (0.14)          (0.38)
From Tax Returns of Capital                             --                --                 --                 --           (0.02)

----------------------------------------------------------------------------------------------------------------------------------
Total Dividends & Distributions                      (0.05)            (0.06)             (0.09)             (0.21)          (0.50)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                  $      5.73       $      6.59        $      7.54        $     11.90     $     13.35

----------------------------------------------------------------------------------------------------------------------------------
Total Return (a)                                    (12.37)%          (11.87%)           (36.00%)            (9.37%)         (8.93%)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year (000)                  $   169,045       $   238,639        $   232,944        $   409,331     $   519,795
Ratio of Gross Expenses
 to Average Net Assets                                2.09%             1.78%              1.52%              1.43%           1.42%
Ratio of Net Expenses
 to Average Net Assets                                2.08%(b)          1.76%(b)           1.47%(b)           1.43%           1.42%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                0.46%             0.99%              0.90%              0.36%           0.55%
Portfolio Turnover Rate                              94.67%            86.65%             19.99%             12.45%           4.10%
----------------------------------------------------------------------------------------------------------------------------------


(a) Total return is calculated by assuming an initial investment at net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value during the year and a redemption on the last day of the year. A sales charge is not reflected in the calculation of total return.


(b) After expenses by custodian fees and directed brokerage arrangement.
+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



                                                    VAN ECK GLOBAL PROSPECTUS 49

            The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

5. U.S. GOVERNMENT MONEY FUND

------------------------------------------------------------------------------------------------------------
Financial Highlights

For a share outstanding throughout each year:
                                                                 Year Ended December 31,
                                           1999           1998           1997           1996            1995
                                    ------------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                 $      1.00    $      1.00    $      1.00    $      1.00     $      1.00
------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                      0.03           0.04           0.04           0.04            0.05

LESS DISTRIBUTIONS
From Net Investment Income                (0.03)         (0.04)         (0.04)         (0.04)          (0.05)

------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Year                       $      1.00    $      1.00    $      1.00    $      1.00     $      1.00

------------------------------------------------------------------------------------------------------------
Total Return                               3.43%          3.88%          3.77%          3.85%           4.56%
------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTARY DATA
Net Assets, End of Year(000)        $    97,443    $    47,222    $    76,650    $   107,698     $    70,130
Ratio of Expenses
 to Average Net Assets                     1.15%          1.20%          1.28%          1.23%           1.25%
Ratio of Net Investment Income
 to Average Net Assets                     3.68%          3.89%          3.91%          4.02%           4.45%
------------------------------------------------------------------------------------------------------------

+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.



50 VAN ECK GLOBAL PROSPECTUS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page Intentionally
                                 Left Blank.

YOUR INVESTMENT DEALER IS:

For more detailed information, see the Statement of Additional Information
(SAI), which is incorporated by reference into this prospectus.

For free copies of SAIs, annual or semi-annual reports or other inquiries...

o Call Van Eck at 1-800-826-1115, or visit the Van Eck website at www.vaneck.com.

o     Go to the Public Reference Room of the Securities and Exchange Commission.


o Call the SEC at 1-202-942-8090, or write to them at the Public Reference Room, Washington, D.C. 20549-6009, and ask them to send you a copy. There is a duplicating fee for this service.



o Download documents from the SEC's website at www.sec.gov. You may also make an electronic request of the SEC for documents at the following e-mail address: publicinfo@sec.gov.


o The Funds' annual report (other than U.S. Government Money Fund) includes a discussion of market conditions and investment strategies that significantly affected the Funds' performances last year.

VAN ECK GLOBAL [LOGO]

Transfer Agent: DST Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407
1-800-544-4653


                                              SEC REGISTRATION NUMBER: 811-04297
                                                                      VEM 513503

--------------------------------------------------------------------------------


                                    Van Eck Global


--------------------------------------------------------------------------------

                                       PROSPECTUS
                                      May 1, 2000



                         Van Eck Natural Resources Fund



These securities have not been approved or disapproved either by the Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has endorsed the accuracy or adequacy of this prospectus. Any claim to the contrary is against the law.


--------------------------------------------------------------------------------

                                                   GLOBAL INVESTMENTS SINCE 1955

--------------------------------------------------------------------------------


YOUR INVESTMENT DEALER IS:


For more detailed information,
see the Statement of Additional Information (SAI), which is incorporated by reference into this prospectus.

For free copies of SAIs, annual or semi-annual reports or other inquiries...

^ Call Van Eck at 1-800-826-1115, or visit the Van Eck website at www.vaneck.com.

^    Go to the Public Reference Room of the Securities and Exchange Commission.


^ Call the SEC at 1-202-942-8090, or write to them at the Public Reference Room, Washington, D.C. 20549-6009, and ask them to send you a copy. There is a duplicating fee for this service.

^ Download documents from the SEC's website at www.sec.gov. You may also make an electronic request of the SEC for documents at the following e-mail address: publicinfo@sec.gov.

^ The Fund's annual report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance last year.


[LOGO]
Transfer Agent: DST
Systems, Inc.
P.O. Box 218407
Kansas City, Missouri 64121-8407
1-800-544-4653


                                              SEC REGISTRATION NUMBER: 811-04297
                                                                      VEM 513505

================================================================================

Table of Contents
================================================================================


I.   NATURAL RESOURCES FUND                                                    2


INCLUDES A PROFILE OF THE FUND, ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.


II.  ADDITIONAL INVESTMENT STRATEGIES                                          5

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.


III. SHAREHOLDER INFORMATION                                                  10

HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES; MINIMUM PURCHASE AND ACCOUNT SIZE; YOUR PRICE PER SHARE; SALES CHARGES; RETIREMENT PLANS; DIVIDENDS AND CAPITAL GAINS; TAXES; AND MANAGEMENT OF THE FUND.


IV.  FINANCIAL HIGHLIGHTS                                                     19

TABLES THAT SHOW PER SHARE EARNINGS, EXPENSES, AND PERFORMANCE OF THE FUND.

================================================================================


I. NATURAL RESOURCES FUND

================================================================================


INCLUDES A PROFILE OF THE FUND, ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.


OBJECTIVE

Natural Resources Fund seeks long-term capital appreciation by investing in equity and debt securities of companies that explore, develop, produce or distribute gold and other strategic or precious metals, minerals, oil, natural gas and coal. Although current income may result from these investments, income is not an investment objective.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 65% of total assets in securities of gold mining (greater than 50% of revenues from gold mining) and natural resource companies. The Fund may invest up to 35% of assets in: common stock of companies not in gold mining or natural resources, corporate debt securities, obligations issued or guaranteed by U.S. or foreign governments, and repurchase agreements. In addition, the Fund may invest up to 10% of assets in gold, silver, platinum and palladium bullion and gold or silver coins.

PRINCIPAL RISKS

An investment in the Fund should be considered part of an overall investing program, not a complete investment in itself. An investment in the Fund may lose money. The Fund is subject to gold risk, foreign securities risk, precious metals risk, non-diversification risk, leverage risk and interest rate risk.


2 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

                                                 I. THE FUND / NATURAL RESOURCES

================================================================================

Natural Resources Fund Performance
================================================================================


This chart illustrates the historic variability of risk of the Fund from year to year for a share of Natural Resources Fund (before sales charges). Sales loads or account fees are not reflected; if these amounts were reflected, returns would be less than those shown. This chart describes past performance only, and should not be understood as a prediction of future results.


During the period covered, the Fund's highest performing quarter (ended 6/30/93) was 35.90%. The lowest performing quarter (ended 12/31/97) was -28.45%.

--------------------------------------------------------------------------------
Natural Resources Fund
Class A Shares Annual Total Returns (%)
As of December 31,

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]


                              '90       -26.36
                              '91       - 4.08
                              '92       - 4.50
                              '93        78.09
                              '94       -15.62
                              '95         4.30
                              '96         2.51
                              '97       -39.34
                              '98       -12.39
                              '99       -10.20

--------------------------------------------------------------------------------


Fund performance is shown with sales charges subtracted. This chart compares the Fund's performance with a broad measure of market performance. Past performance does not guarantee or predict future results.


--------------------------------------------------------------------------------
Natural Resources Fund
1-Year, 5-Year, and 10-Year Annualized Performance
Plus a Comparison to FT Gold Mines Index and the S&P 500 Index*
As of December 31, 1999

                                   1 Year      5 Year      10 Year
--------------------------------------------------------------------------------
Class A Shares                    -15.48%     -13.63%     -6.94%
S&P 500 Index                      21.04%      28.56%      18.21%
FT Gold Mines Index               - 0.66%     -14.01%     -11.32%

--------------------------------------------------------------------------------

* The S&P 500 Index and the Financial Times Gold Mines Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. The Indices' performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

     The Financial Times Gold Mines Index is a market capitalization-weighted global index of gold mining shares.

     The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financials and transportation). It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

                                     VAN ECK NATURAL RESOURCES FUND PROSPECTUS 3

================================================================================

Natural Resources Fund Expenses
================================================================================

This table shows certain fees and expenses you will incur as a Fund investor, either directly or indirectly if you buy and hold shares.


--------------------------------------------------------------------------------
Natural Resources Fund
Shareholder Expenses (fees paid directly from your investment)

                                                        CLASS A
Maximum Sales Charge (imposed on purchases as
  a percentage of offering price)                         5.75%

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management                                                0.75%
Administration Fees                                       0.25%
Distribution (12b-1) Fees                                 0.50%
Other Expenses                                            0.70%
Total Annual Fund Operating Expenses*                     2.52%

--------------------------------------------------------------------------------
*    After expense reimbursement from brokers: 2.51%


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your account cost may be higher or lower, based upon these assumptions your cost would be as shown.

--------------------------------------------------------------------------------
Expense Example
What a $10,000 investment would actually cost


                              1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A                        $815        $1,314      $1,838      $3,266
--------------------------------------------------------------------------------


4 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

================================================================================

II. Additional Investment Strategies
================================================================================
OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK


An investment in the Fund involves "market risk" -- the risk that securities prices may go up or down.


OTHER INVESTMENT TECHNIQUES AND RISK


BORROWING

Definition    The Natural Resources Fund may borrow up to 50% of net assets in emergencies. The Fund must maintain assets equal to 300% of borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

 Risk Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.


DEBT SECURITIES

Definition    Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market" -- that is, they are traded by people other than their original issuers.

Risk The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by a Fund Adviser.


                                     VAN ECK NATURAL RESOURCES FUND PROSPECTUS 5

================================================================================


================================================================================


Fund Policies:
Basic Risk Management
Rules
--------------------------------------------------------------------------------

1. Natural Resources Fund will not invest more than 10% of net assets in securities which are not readily marketable.

2. Natural Resources Fund will not purchase more than 10% of any class of securities of a company, or more than 10% of a company's outstanding securities. Natural Resources Fund may purchase more than 10% of any non-voting class of securities.

3. The Fund will not invest more than 10% of its total assets in other investment companies.


DEFENSIVE INVESTING


Definition    A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. The Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of the U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, the Fund may have all of its assets invested in a single country or currency.

Risk "Opportunity cost" -- i.e., when the Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. The Fund may not achieve its investment objective during periods of defensive investing.


DERIVATIVES


Definition    A derivative is a security that derives its current value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The Fund uses derivatives, either on their own, or in combination with other derivatives, to offset other investments with the aim of reducing risk -- that is called "hedging." The Fund also invests in derivatives for their investment value.

Risks Derivatives bear special risks by their very nature. First, the Fund Advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Second, the price swings of an underlying security tend to be magnified in the price swing of its derivative. If the Fund invests in a derivative with "leverage" -- by borrowing -- an unanticipated price move might result in the Fund losing more than its original investment.

              For a complete discussion of the kinds of derivatives the Fund uses, and of their risks, please see the Statement of Additional Information.

6 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

                                            II. ADDITIONAL INVESTMENT STRATEGIES
================================================================================


================================================================================


EMERGING MARKETS SECURITIES

Definition    Securities of companies which are primarily in developing
              countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)


Risk Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

FOREIGN SECURITIES


Definition    Securities issued by foreign companies, traded in foreign
              currencies, or issued by companies with most of their business interests in foreign countries.


Risk          Foreign investing involves greater risks than investing in U.S.
              securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different -- and less revealing -- than American accounting practice. Foreign regulation of stock exchanges may be inadequate or irregular.


              Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
              (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and others which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

              Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Fund's Russian sub-custodian to inspect share registers and to obtain extracts of


                                     VAN ECK NATURAL RESOURCES FUND PROSPECTUS 7

================================================================================


================================================================================

              share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.


NON-DIVERSIFICATION

Definition    Under a definition provided by the Investment Company Act of 1940, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries.


Risk Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds.

PARTLY PAID SECURITIES


Definition    Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments -- the buyer "takes over payments," as it were.

Risk The buyer's rights are typically restricted until the security is fully paid. If the value of a partly-paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.


PRECIOUS METALS


Definition    Gold, silver, platinum and palladium in the form of bullion and coins which have no numismatic (collectable) value. There is a well-established world market for precious metals.

Risk Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require the Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them -- both may cause investment losses or lost opportunities for profit. The Fund also incurs storage costs for bullion and coins.

8 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

================================================================================


================================================================================


REPURCHASE AGREEMENTS

Definition    In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.


Risk There is a risk of a counterparty defaulting on a "repo," but it is generally small.




                                     VAN ECK NATURAL RESOURCES FUND PROSPECTUS 9

================================================================================

III. SHAREHOLDER INFORMATION
================================================================================


HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES; AUTOMATIC SERVICES; MINIMUM PURCHASE AND ACCOUNT SIZE; YOUR PRICE PER SHARE; SALES CHARGES; RETIREMENT PLANS; DIVIDENDS AND CAPITAL GAINS; TAXES AND MANAGEMENT OF THE FUNDS. (SEE THE SAI FOR ADDITIONAL INFORMATION).

1. HOW TO BUY, SELL, EXCHANGE, OR TRANSFER SHARES


Through a Broker or Agent

We recommend that you use a broker or agent to buy, sell, exchange, or transfer shares for you. The applicable sales charge will be the same, whether you buy indirectly through a broker or agent or directly through the transfer agent. Contact your broker or agent for details.

Through the Transfer Agent, DST Systems, Inc. (DST)

You may buy (purchase), sell (redeem), exchange, or transfer ownership of shares directly through DST by mail or telephone, as stated below.


The Fund's mailing address at DST is:

            Van Eck Global
            P.O. Box 218407
            Kansas City, MO 64121-8407


For overnight delivery:

            Van Eck Global
            210 W. 10th St., 8th Fl.
            Kansas City, MO 64105-1802

To telephone the Fund at DST, call Van Eck's Account Assistance at
1-800-544-4653.


PURCHASE BY MAIL


To make an initial purchase, complete the Van Eck Account Application and mail it with your check made payable to Van Eck Funds. Subsequent purchases can be made by check with the remittance stub of your account statement. You cannot make a purchase by telephone. We cannot accept third party checks, checks drawn on a foreign bank or checks not in U.S. Dollars. There are separate applications for Van Eck retirement accounts (see "Retirement Plans" for details). For further details, see the application or call Account Assistance.

TELEPHONE REDEMPTION--PROCEEDS BY CHECK 1-800-345-8506


If your account has the optional Telephone Redemption Privilege, you can redeem up to $50,000 per day. The redemption check must be payable to the registered owner(s) at the address of record (which cannot have been changed within the past 30 days). You automatically get the Telephone Redemption Privilege (for eligible accounts) unless you specifically refuse it on your Account Application, on broker/agent settlement instructions, or by written notice to DST. All accounts are eligible for the privilege except those registered in street, nominee, or corporate name and custodial accounts held by a financial institution, including Van Eck sponsored retirement plans.


EXPEDITED REDEMPTION--PROCEEDS BY WIRE 1-800-345-8506


If your account has the optional Expedited Redemption Privilege, you can redeem a minimum of $1,000 or more per day by telephone or written request with the proceeds wired to your designated bank account. This privilege must be established in advance by Application. For further details, see the Application or call Account Assistance.

WRITTEN REDEMPTIONS

Your written redemption (sale) request must include:


^    Fund and account number

^ Number of shares or dollar amount to be redeemed, or a request to sell "all shares."



10 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
================================================================================


================================================================================


^ Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

^ Special instructions, including bank wire information or special payee or address.


A signature guarantee for each account holder will be required if:


^    The redemption is for $50,000 or more.

^    The redemption amount is wired.

^    The redemption amount is paid to someone other than the registered owner.

^ The redemption amount is sent to an address other than the address of record.

^    The address of record has been changed within the past 30 days.


Institutions eligible to provide signature guarantees include banks, brokerages, trust companies, and some credit unions.


TELEPHONE EXCHANGE 1-800-345-8506

If your account has the optional Telephone Exchange Privilege, you can exchange between Van Eck Funds and Van Eck/Chubb Funds of the same Class without any additional sales charge.

All accounts are eligible except for those registered in street name and certain custodial retirement accounts held by a financial institution other than Van Eck. For further details regarding exchanges, please see the application, "Market Timing Limits" and "Unauthorized Telephone Requests" below, or call Account Assistance.


WRITTEN EXCHANGES

Written requests for exchange must include:


^    The fund and account number to be exchanged out of.

^    The fund to be exchanged into.

^ Directions to exchange "all shares" or a specific number of shares or dollar amount.

^ Signatures of all registered account holders, exactly as those names appear on the account registration, including any additional documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations, as requested by DST.

For further details regarding exchanges, please see the applicable information in "Telephone Exchange."


TRANSFER OF OWNERSHIP

Requests must be in writing and provide the same information and legal documentation necessary to redeem and establish an account, including the social security or tax identification number of the new owner.


                                    VAN ECK NATURAL RESOURCES FUND PROSPECTUS 11

================================================================================


================================================================================

LIMITS AND RESTRICTIONS

Market Timing Limits


Van Eck has a policy of discouraging short-term trading, particularly by market-timers, and may limit or reject purchase orders and exchanges at its discretion. Shareholders are limited to six exchanges per calendar year. Although not generally imposed, the Fund has the ability to redeem its shares "in kind" by making payment in securities instead of dollars. For further details, contact Account Assistance.


Unauthorized Telephone Requests


Like most financial organizations, Van Eck, the Fund and DST may only be liable for losses resulting from unauthorized transactions if reasonable procedures designed to verify the caller's identity and authority to act on the account are not followed.

If you do not want to authorize the Telephone Exchange or Redemption privilege on your eligible account, you must refuse it on the Account Application, broker/agent settlement instructions, or by written notice to DST. Van Eck, the Fund, and DST reserve the right to reject a telephone redemption, exchange, or other request without prior notice either during or after the call. For further details, contact Account Assistance.

AUTOMATIC SERVICES


Automatic Investment Plan

You may authorize DST to periodically withdraw a specified dollar amount from your bank account and buy shares in your Fund account. For further details and to request an Application, contact Account Assistance.

Automatic Exchange Plan

You may authorize DST to periodically exchange a specified dollar amount for your account from one Fund to another Fund. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

Automatic Withdrawal Plan

You may authorize DST to periodically withdraw (redeem) a specified dollar amount from your Fund account and mail a check to you for the proceeds. Your Fund account must be valued at $10,000 or more at the current offering price to establish the Plan. The Plan is available to Class A shares only. For further details and to request an Application, contact Account Assistance.

MINIMUM PURCHASE AND ACCOUNT SIZE

An initial purchase of $1,000 and subsequent purchases of $100 dollars or more are required for non-retirement accounts. There are no minimums for any retirement or pension plan account, for any account using the Automatic Investment Plan, or for any other periodic purchase program.


If the size of your account falls below 50 shares after the initial purchase, the Fund reserves the right to redeem your shares after 30 days notice to you. This does not apply to accounts exempt from purchase minimums as described above.


HOW FUND SHARES ARE PRICED


The Fund buys or sells its shares at their net asset value, or NAV, per share. The Fund calculates NAV every day the New York Stock Exchange (NYSE) is open, as of the close of the NYSE, which is normally 4:00 p.m. Eastern Time. There are some exceptions, including these:

^ You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated on the next available open day of the NYSE.

^ The Fund has certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets at fair market value, when price quotes are available. Otherwise, the Fund's Board of Trustees determines fair market value in good faith.

12 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
================================================================================


================================================================================


2. SALES CHARGES


--------------------------------------------------------------------------------
Class A Shares Sales Charges

                           Sales Charge as a Percentage of
  Dollar Amount              Offering          Net Amount      Percentage to
   of Purchase                 Price            Invested      Brokers or Agents*

Less than $25,000              5.75%              6.10%            5.00%
$25,000 to $50,000             5.00%              5.30%            4.25%
$50,000 to $100,000            4.50%              4.70%            3.90%
$100,000 to $250,000           3.00%              3.10%            2.60%
$250,000 to $500,000           2.50%              2.60%            2.20%
$500,000 to $1,000,000         2.00%              2.00%            1.75%
$1,000,000 and over            None**
--------------------------------------------------------------------------------

* Brokers or Agents who receive substantially all of the sales charge for shares they sell may be deemed to be statutory underwriters.

** For any single purchase of $1 Million or more of Class A shares, the Distributor may pay a finder's fee to eligible brokers and agents. For details, contact the Distributor.


                                    VAN ECK NATURAL RESOURCES FUND PROSPECTUS 13

================================================================================


================================================================================


REDUCED OR WAIVED SALES CHARGES

You may qualify for a reduced or waived sales charge as stated below, or under other appropriate circumstances. You (or your broker or agent) must notify DST or Van Eck at the time of each purchase or redemption whenever a reduced or waived sales charge is applicable. The term "purchase" refers to a single purchase by an individual (including spouse and children under age 21), corporation, partnership, trustee, or other fiduciary for a single trust, estate, or fiduciary account. The value of shares owned by an individual in Class A , B and C of each of the Van Eck Funds and Van Eck/Chubb Fund (except for the U.S. Government Money Fund.) may be combined for a reduced sales charge in Class A shares only.


FOR CLASS A SHARES

Right of Accumulation


When you buy shares, the amount you purchase will be combined with the value, at current offering price, of any existing Fund shares you own. This total will determine the sales charge level you qualify for.


Combined Purchases

The combined amounts of your multiple purchases in the Fund on a single day determines the sales charge level you qualify for.


Letter of Intent


If you plan to make purchases in the Fund within a 13 month period that total an amount equal to a reduced sales charge level, you can establish a Letter of Intent (LOI) for that amount. Under the LOI, your initial and subsequent purchases during that period receive the sales charge level applicable to that total amount. For escrow provisions and details, see the Application.


Group Purchases


If you are a member of a "qualified group," you may purchase shares of the Fund at the reduced sales charge applicable to the group as a whole. A qualified group (1) has more than 10 members, (2) has existed over six months, (3) has a purpose other than acquiring fund shares at a discount, (4) and has satisfied certain other criteria, including the use of the Automatic Investment Plan. For details, contact the Distributor.

Persons Affiliated with Van Eck

Trustees, officers, and full-time employees (and their families) of the Fund, Adviser or Distributor may buy without a sales charge. Also, employees (and their spouses and children under age 21) of a brokerage firm or bank that has a selling agreement with Van Eck, and other affiliates and agents, may buy without a sales charge.

Investment Advisers, Financial Planners and Bank Trust Departments


Investment advisers, financial planners and bank trust departments that meet certain requirements and are compensated by asset-based fees may buy without a sales charge on behalf of their clients.


Foreign Financial Institutions


Certain foreign financial institutions that have agreements with Van Eck may buy shares with a reduced or waived sales charge for their omnibus accounts on behalf of foreign investors.


Institutional Retirement Programs


Certain financial institutions who have agreements with Van Eck may buy shares without a sales charge for their omnibus accounts on behalf of investors in retirement plans and deferred compensation plans other than IRAs.


Buy-back Privilege


You have the one-time right to reinvest proceeds of a redemption from a Class A Fund into that Fund or another Class A Fund within 30 days without a sales charge, excluding the U.S. Government Money Fund. Reinvestment into the same Fund within 30 days is considered a "wash sale" by the IRS and cannot be declared as a capital loss or gain for tax purposes.


Moving Assets from Another Mutual Fund Group


You may purchase shares without a sales charge with the proceeds of a redemption made within three months from another mutual fund group not managed by Van Eck or its affiliates. The shares redeemed must have paid an initial


14 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
================================================================================



================================================================================


sales charge in a Class A Fund. Also, the financial representative of record must be the same on the Van Eck Fund account as for the other mutual fund redeemed.

3. RETIREMENT PLANS

Fund shares may be invested in tax-advantaged retirement plans sponsored by Van Eck or other financial organizations. Retirement plans sponsored by Van Eck use State Street Bank and Trust Company ("SSB"), formerly known as Investors Fiduciary Trust Company, as custodian and must receive investments directly by check or wire using the appropriate Van Eck retirement plan application. Confirmed trades through a broker or agent cannot be accepted. To obtain applications and helpful information on Van Eck retirement plans, contact your broker or agent or Account Assistance.


Retirement Plans Sponsored by Van Eck:

IRA
Roth IRA

Education IRA
SEP IRA

403(b)(7)
Qualified (Pension and Profit Sharing) Plans


4. TAXES


TAXATION OF DIVIDEND OR CAPITAL GAIN DISTRIBUTIONS YOU RECEIVE

For tax-reportable accounts, distributions are normally taxable even if they are reinvested. Distributions of dividends and short-term capital gains are taxed as ordinary income. Distributions of long-term capital gains are taxed at capital gain rates.

TAXATION OF SHARES YOU SELL

For tax-reportable accounts, when you redeem your shares you may incur a capital gain or loss on the proceeds. The amount of gain or loss, if any, is the difference between the amount you paid for your shares (including reinvested distributions) and the amount you receive from your redemption. Be sure to keep your regular statements; they contain the information necessary to calculate the capital gain or loss. If you redeem shares from an eligible account, you will receive an Average Cost Statement in February to assist you in your tax preparations.

An exchange of shares from one Fund to another will be treated as a sale of Fund shares. It is therefore a taxable event.

NON-RESIDENT ALIENS


Distributions of dividends and short-term capital gains, if any, made to non-resident aliens are subject to a 30% withholding tax (or lower tax treaty rates for certain countries). The Internal Revenue Service considers these distributions U.S. source income. Currently, the Fund is not required to withhold tax from long-term capital gains or redemption proceeds.

                                    VAN ECK NATURAL RESOURCES FUND PROSPECTUS 15

================================================================================


================================================================================


5. DIVIDENDS AND CAPITAL GAINS


If declared, dividend and capital gain distributions are generally paid on the last business day of the month of declaration. See your tax adviser for details. Short-term capital gains are treated like dividends and follow that schedule. Occasionally, a distribution may be made outside of the normal schedule.


--------------------------------------------------------------------------------
Dividend and Capital Gain Schedule

Fund                            Dividends and Short-Term        Long-Term
                                Capital Gains                   Capital Gains

Natural Resources Fund-A        June/December                   December


--------------------------------------------------------------------------------

Dividend and Capital Gain Reinvestment Plan

Dividends and/or capital gains are automatically reinvested into your account without a sales charge, unless you elect a cash payment. You may elect cash payment either on your original Account Application, or by calling Account Assistance at 1-800-544-4653.

Divmove


You can have your cash dividends from a Class A Fund automatically invested in another Class A Fund. Dividends are invested on the payable date, without a sales charge. For details and an Application, call Account Assistance.


16 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

                                                    III. SHAREHOLDER INFORMATION
================================================================================


================================================================================


6. MANAGEMENT OF THE FUND

                        ===============================

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                        Van Eck Associates Corporation,
                                99 Park Avenue,
                               New York, NY 10016,
                               manages investment
                             operations of the Fund.

                        ===============================

                           =========================

                                   THE TRUST
                                "The Trust" is a
                                 Massachusetts
                           business trust consisting
                                 of the Van Eck
                              Fund listed in this
                            prospectus ("Fund"). The
                                Board of Trustees
                               manages the Fund's
                             business and affairs.

                           =========================


                        ===============================

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP,
                               787 South Avenue,
                              New York, NY 10016,
                            provides audit services,
                          consultation and advice with
                              respect to financial
                           information in the Trust's
                          filings with the Securities
                            and Exchange Commission,
                           consults with the Trust on
                            accounting and financial
                         reporting matters and prepares
                            the Trust's tax returns.

                        ===============================


                    ========================================

                                   DISTRIBUTOR
                         Van Eck Securities Corporation,
                                 99 Park Avenue,
                     New York, NY 10016 distributes the Fund
                       and is wholly owned by the Adviser.

                    ========================================

                    ========================================

                                 TRANSFER AGENT
                    DST Systems, Inc., 210 West 10th Street,
                       8th Floor, Kansas City, MO 64105,
                      serves as the Fund's transfer agent.

                    ========================================


                      ===================================

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110
                       holds Fund securities and settles
                                    trades.

                      ===================================


                                    VAN ECK NATURAL RESOURCES FUND PROSPECTUS 17

================================================================================



================================================================================

INFORMATION ABOUT FUND MANAGEMENT

Investment Adviser


Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016, (the "Adviser") serves as investment adviser to the Fund. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds registered with the SEC as well as managing and advising other accounts and pension plans.

Fees paid to the Adviser

Natural Resources Fund pays the Adviser a monthly fee at the rate of 0.75 of 1% of the first $500 million of the average daily net assets of the Fund; 0.65 of 1% of the next $250 million of the average daily net assets and 0.50 of 1% of the average daily net assets in excess of $750 million.

The Adviser also performs accounting and administrative services for the Natural Resources Fund. For these services, the Adviser is paid a monthly fee at the rate of .25% per year of the average daily net assets on the first $750 million, and .20% per year of the average daily net assets in excess of $750 million in the Natural Resources Fund.

Portfolio Managers

Natural Resources Fund is managed by a team of advisers, analysts and strategists.

Plan of Distribution (12b-1 Plan)

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Of the amounts expended under the plan for the fiscal year ended December 31, 1999 for the Fund, approximately 71% was paid to Brokers and Agents who sold shares or serviced accounts of Fund shareholders. The remaining 29% was retained by the Distributor to pay expenses such as printing and mailing prospectuses and sales material. Because these fees are paid out of the Fund's assets on an on-going basis over time, these fees may cost you more than paying other types of sales charges.


For a complete description of the Plan of Distribution, please see "Plan of Distribution" in the SAI.


--------------------------------------------------------------------------------
Annual 12b-1 Schedule
expressed in basis points (bps)*

                                 FEE TO FUND                   PAYMENT
                                                              TO DEALER
Natural Resources Fund-A            25 bps                     25 bps
--------------------------------------------------------------------------------

* A basis point (bp) is a unit of measure in the financial industry. One bp equals .01 of 1% (1% = 100 bps).


The Trust

For more information on the Trust, the Trustees and the officers of the Trust, see "The Trust" and "Trustees and Officers" in the SAI.


Expenses

The Fund bears all expenses of its operations other than those incurred by the Adviser or its affiliate under the Advisory Agreement with the Trust. Many of these expenses are shown in tables in Chapter I, "The Fund," or in Chapter IV, "Financial Highlights." For a more complete description of Fund expenses, please see "Expenses" in the SAI.

18 VAN ECK NATURAL RESOURCES FUND PROSPECTUS

IV. Financial highlights


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP+, along with the Fund's financial statements are included in the Fund's annual report, which is available upon receipt.



NATURAL RESOURCES FUND
----------------------------------------------------------------------------------------------------------------------------
Financial Highlights
For a Class A Share outstanding throughout each year:

                                                                           Year Ended December 31,
                                                      1999           1998            1997           1996          1995
                                                   --------------------------------------------------------------------
Net Asset Value,
  Beginning of Year                                  $3.04          $3.47           $5.72          $5.58         $5.35
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Income (Loss)                         (0.03)         (0.04)          (0.04)         (0.06)        (0.03)

Net Gain (Loss) on
  Investments (both Realized and Unrealized)         (0.28)         (0.39)          (2.21)          0.20          0.26
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     (0.31)         (0.43)          (2.25)          0.14          0.23
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  End of Year                                        $2.73          $3.04           $3.47          $5.72         $5.58
-----------------------------------------------------------------------------------------------------------------------
Total Return (a)                                    (10.20)%       (12.39%)        (39.34%)         2.51%         4.30%
-----------------------------------------------------------------------------------------------------------------------
ratios/supplementary data
Net Assets, End of Year (000)                      $39,389        $53,397         $66,151       $132,298      $155,974
Ratio of Gross Expenses
 to Average Net Assets                                2.52%          2.24%           1.87%          1.71%         1.81%
Ratio of Net Expenses
 to Average Net Assets                                2.51%(b)       2.21%(b)        1.87%          1.71%         1.81%
Ratio of Net Investment (Loss)
 to Average Net Assets                               (0.84%)        (0.98%)         (0.57%)        (0.75%)       (0.44%)
Portfolio Turnover Rate                              95.44%         79.99%          32.46%         12.95%         6.16%

----------------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated by assuming an initial investment at net asset value at the beginning of the year and a redemption on the last day of the year. A sales charge is not reflected in calculation of total return.

(b) After expenses reduced by a custodian fee and directed brokerage arrangement.

+ Ernst & Young LLP are auditors for the Fund for the year ended December 31, 1999; PricewaterhouseCoopers LLP were auditors for the Fund for 1998, 1997, 1996 and 1995.


                                   VAN ECK NATURAL RESOURCES FUND PROSPECTUS 19

                                  VAN ECK FUNDS
                      99 Park Avenue, New York, N.Y. 10016
                 Shareholder Services: Toll Free (800) 544-4653
                                 www.vaneck.com

      Van Eck Funds (the "Trust") is a mutual fund consisting of seven separate series: Asia Dynasty Fund (Class A and B), Emerging Markets Vision Fund (Class A and B), Global Leaders Fund (Class A and B), Global Hard Assets Fund (Class A, B and C), Natural Resources Fund (Class A), International Investors Gold Fund (Class A), and U.S. Government Money Fund (the "Funds").

                                TABLE OF CONTENTS


                                                                            Page
General Information ....................................................       1
Investment Objectives And Policies .....................................       1
Risk Factors ...........................................................       5
   Investing In Foreign Securities .....................................       5
   Emerging Markets Securities .........................................       8
   Foreign Currency Transactions .......................................       8
   Futures And Options Transactions ....................................       9
   Indexed Securities And Structured Notes .............................      11
   Mortgage-Backed Securities ..........................................      11
   Real Estate Securities ..............................................      11
   Commercial Paper ....................................................      12
   Debt Securities .....................................................      12
   Derivatives .........................................................      13
   Currency Swaps ......................................................      13
   Short Sales .........................................................      13
   Direct Investments ..................................................      14
   Repurchase Agreements ...............................................      14
   Rule 144a Securities ................................................      14
Investment Restrictions ................................................      15
Investment Advisory Services ...........................................      19
The Distributor ........................................................      20
Portfolio Transactions And Brokerage ...................................      22
Trustees And Officers ..................................................      25
Valuation Of Shares ....................................................      29
Exchange Privilege .....................................................      31
Tax-Sheltered Retirement Plans .........................................      31
Investment Programs ....................................................      34
Taxes ..................................................................      36
Redemptions In Kind ....................................................      38
Performance ............................................................      38
Additional Information .................................................      40
Financial Statements ...................................................      40
Appendix ...............................................................      41
Market Index Descriptions ..............................................      44


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' current Prospectus, dated May 1, 2000 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone number at the top of this page.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2000

                               GENERAL INFORMATION

      Van Eck Funds (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of The Commonwealth of Massachusetts on April 3, 1985. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently seven series of Van Eck Funds: Asia Dynasty Fund (Class A and B), Emerging Markets Vision Fund (Class A and B), Global Leaders Fund (Class A and B), Natural Resources Fund (Class A), International Investors Gold Fund (Class A), Global Hard Assets Fund (Class A, B and C), and U.S. Government Money Fund, each of which commenced operations as a series of Van Eck Funds.

      International Investors Gold Fund was formerly a mutual fund incorporated under the laws of the state of Delaware under the name of International Investors Incorporated. International Investors Incorporated was reorganized as a series of the Trust on April 30, 1991. International Investors Incorporated had been in continuous existence since 1955, and had been concentrating in gold mining shares since 1968.

      The Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold Fund are classified as non-diversified funds under the Investment Company Act of 1940 ("1940 Act"). Asia Dynasty Fund and Emerging Markets Vision Fund are diversified funds.

      Van Eck Associates Corporation (the "Adviser") serves as investment adviser to the Funds. Fiduciary International, Inc. ("FII") serves as sub-investment adviser to the Global Leaders Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

Asia Dynasty Fund

      Asia Dynasty Fund may invest in equity securities, warrants and equity options of companies located in, or expected to benefit from the developmental growth of the economies of countries located in the Asian region ("Asia Growth Companies"). Asia Growth Companies consist of companies that (a) are located in or whose securities are principally traded in an "Asian Region" country, as defined below, (b)(i) have at least 50% of their assets in one or more countries located in the Asian Region, or (ii) derive at least 50% of their gross sales revenues or profits from providing goods or services to, from, or within one or more countries located in the Asian Region, or (c) have manufacturing or other operations in China that are significant to such companies. These investments are typically listed on stock exchanges or traded in the over-the-counter markets in Asian Region countries, but may be traded on exchanges or in markets outside the Asian Region. Similarly, the principal offices of these countries may be located outside these countries. These countries include Peoples Republic of China ("China"), Cambodia, Hong Kong, India, Indonesia, Korea, Laos, Malaysia, Myanmar, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam and, when the Fund is in a defensive posture, Australia, Japan and New Zealand. Currently, the Fund does not consider Australia, Japan and New Zealand to be part of the Asian Region. The countries constituting the Asian Region may be changed by the Board without shareholder approval. Equity securities for purposes of the 65% policy include common and preferred stocks, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country, convertible preferred stocks and convertible debt instruments. Debt securities issued by Asia Growth Companies are typically unrated. The Fund may buy and sell financial futures contracts and options on financial futures contracts, forward currency contracts and put or call options on securities, securities indices and foreign currencies and foreign currency swaps. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

      The securities industry in China, and laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China and certain of the other Asian Region countries do not have many securities laws of nationwide applicability. As changes to the Chinese legal system develop, foreign investors, including the Fund, may be adversely affected. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Asian Region countries.

Emerging Markets Vision Fund

      Emerging Markets Vision Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

      Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Country and emerging market equity securities. An "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle-income economy. Emerging Countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand, and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

      The Fund considers emerging market securities to include securities which are (i) principally traded in the capital markets of an emerging market country;
(ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in Emerging Countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities; and (v) American Depositary Receipts (ADRs), American Depositary shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

      The Fund may invest indirectly in emerging markets by investing in other investment companies due to restrictions on direct investment by foreign entities in certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of the companies' portfolio securities; are subject to limitation under the Act and the Internal Revenue code; are constrained by market availability; and would have the Fund bearing its ratable share of the investment company's expenses, including its advisory and administration fees. The Fund's investment adviser has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to any investments in shares of closed-end investment companies.

      Equity securities in which the Fund may invest include common stocks, preferred stock (either convertible or non-convertible), rights, warrants, direct equity interests in trust, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments, and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

      The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks or private issuers.

      The Fund may invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

      The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million, high quality commercial paper, and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's, A-1 or better by S&P, Fitch-1 by Fitch, Duff-1 by Duff & Phelps ("D&P"), or if unrated, will be of comparable high quality as determined by the Adviser.

Global Leaders Fund

      Global Leaders Fund may invest in equity securities. Equity securities include common and preferred stocks, equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country, convertible preferred stocks and convertible debt instruments, financial futures contracts and options on financial futures contracts, forward currency contracts and put and call options on securities, securities indices and foreign currencies and foreign currency swaps.

      The Adviser believes that allocation of assets into many countries and across asset classes can, over the long-term, provide higher returns than portfolios invested solely in bonds with lower risk or volatility or than portfolios invested entirely in stocks. Thus, the "risk-adjusted return" of a diversified portfolio has the potential to be more attractive than some other, more concentrated portfolios. In addition, the balanced approach reduces the risk where events in any one country may adversely affect the entire portfolio. Investors should note, however, that a balanced portfolio will generally be more volatile than a portfolio consisting solely of bonds and may provide lower returns than a portfolio consisting solely of stocks. Investors should also be aware that although the Fund diversifies across more investment types than most mutual funds, no one mutual fund can provide a complete investment program for all investors. There can be no assurance that allocation of assets both globally and across asset classes will reduce these risks or that the Fund will achieve its investment objective.

      The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any of its political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. government and its agencies having varied maturities. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

Global Hard Assets Fund

      Global Hard Assets Fund will, under normal market conditions, invest at least 65% of its total assets in "Hard Asset Securities." Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; possible instability of the supply of various Hard Assets; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and greater price fluctuations that may be experienced by Hard Asset Securities than the underlying Hard Assets.

      The Adviser believes Hard Asset Securities offer an opportunity to achieve long-term capital appreciation and to protect wealth against eroding monetary values during periods of cyclical economic expansions. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard Asset Securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including Hard Asset Securities. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program. Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The term "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation. Under normal market conditions, the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries, and up to 50% of the Fund's assets may be invested in any one of the above sectors. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

      The Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments. The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any of its political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. Warrants received as dividends on securities held by the Fund and warrants acquired in units or attached to securities are not included in this restriction. The Fund may invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time) and securities of foreign issuers; and may lend its portfolio securities and borrow money for investment purposes. The Fund may invest in debt instruments of the U.S. government and its agencies having varied maturities.

      The Fund seeks investment opportunities worldwide. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country, developed or underdeveloped. Global investing involves economic and political considerations not typically applicable to the U.S. markets.

      The Fund may purchase securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

      The Fund may invest up to 35% of its total assets in debt securities whose value is not linked to the value of a Hard Asset or a Hard Asset Company and in other securities of companies which are not Hard Asset Companies. Non-Hard Asset debt securities include high grade, liquid debt securities of foreign companies, foreign governments and the U.S. Government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. High grade debt securities are those that are rated A or betted by S&P or Moody's, Fitch-1 by Fitch or Duff-1 by D&P or if unrated, of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category (for example, commercial paper rated "Prime-1" or "A-1" by Moody's and S&P, respectively) or if unrated, in instruments that are determined to be of comparable quality in the judgment of the Adviser, subject to the supervision of the Board of Trustees, or are insured by foreign or U.S. governments, their agencies or instrumentalities as to payment of principal and interest.

Natural Resources Fund

      Natural Resources Fund may invest in debt and equity securities of companies engaged in the exploration, development and production of gold and other natural resources. Gold, other precious metals and natural resources securities are at times volatile, and there may be sharp fluctuations in prices, even during periods of rising prices.

      The Fund may invest in any type of security including, but not limited to, common stocks and equivalents (such as convertible debt securities and warrants), preferred stocks and bonds and debt obligations of domestic and foreign companies, governments (including their political subdivisions) and international organizations. The Fund may purchase and sell financial and commodity futures contracts and options on financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices.

International Investors Gold Fund

      The Fund's primary objective is long-term capital appreciation, while retaining freedom to take current income into consideration in selecting investments. The Fund's fundamental policy is to concentrate its investments in common stocks of gold mining com-panies. It may invest in that industry up to 100% of the value of its assets. In some future period or periods, due to adverse conditions in that industry, the Fund may, for temporary defensive purposes, have less than 25% of the value of its assets invested in that industry. However, under normal circumstances, the Fund will have at least 65% of its total assets invested in that industry.

      The Fund's policy is to invest primarily in securities of companies, wherever organized, whose properties, products or services are international in scope or substantially in countries outside the United States, of foreign governments, and in United States Treasury securities.

      Certain Policies Applicable to Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund, International Investors Gold Fund, and Natural Resources Fund.

      The above Funds may invest in "when issued" securities and "partly paid" securities. Additionally, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, and Asia Dynasty Fund may invest in collateralized mortgage obligations. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service and Standard & Poor's Corporation relating to the fixed-income securities and preferred stocks in which the Funds may invest, including a description of the risks associated with each category.

U.S. Government Money Fund

      U.S. Government Money Fund seeks safety of principal, daily liquidity and current income through investments in short-term U.S. Treasury securities and other securities carrying the "full faith and credit" guarantee of the U.S. Government. The Fund invests in U.S. Treasury bills, notes, bonds and other obligations guaranteed by the full faith and credit of the U.S. Government and repurchase agreements collateralized by such obligations (at least 80% of its assets will be so invested). All securities mature within thirteen months from the date of purchase, although repurchase agreements may be collateralized by securities maturing in more than one year.

      Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance: Treasury bills have maturities of thirteen months or less, Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years. Securities guaranteed by the U.S. Government include such obligations as securities issued by the General Services Administration and the Small Business Administration.

      U.S. Government Money Fund may also invest in other short-term instruments (up to 20% of its assets), in all cases subject to the credit quality requirements of the 1940 Act, including commercial paper, banker's acceptances, and certificates of deposit. Commercial paper consists of short-term, unsecured promissory notes issued principally by banks and corporations to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations of the issuer. Banker's acceptances are drafts or bills of exchange that have been guaranteed as to payment by a bank or trust company. Banker's acceptances are used to effect payment of merchandise sold in import-export transactions, and are backed by the credit strength of the bank which assumes the obligation. Time deposits are credit instruments evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specific period of time.

                                  RISK FACTORS

                         Investing In Foreign Securities

      Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold Fund.

      U.S. Government Money Fund, as a fundamental investment policy, may not invest in securities of South African issuers; Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold Fund are not so restricted by their fundamental investment policies.

      Global Hard Assets Fund and Emerging Markets Vision Fund may invest in Russian issuers. Settlement, clearing and registration of securities in Russia is in an underdeveloped state. Ownership of shares (except those held through depositories that meet the requirements of the Act) is defined according to entries in the issuer's share register and normally evidenced by extracts from that register, which have no legal enforceability. Furthermore, share registration is carried out either by the issuer or registrars located throughout Russia, which are not necessarily subject to effective government supervision. To reasonably ensure that its ownership interest continues to be appropriately recorded, the Funds will invest only in those Russian companies whose registrars have entered into a contract with the Funds' Russian sub-custodian, which gives the sub-custodian the right, among others, to inspect the share register and to obtain extracts of share registers through regular audits. While these procedures reduce the risk of loss, there can be no assurance that they will be effective. This limitation may prevent the Funds from investing in the securities of certain Russian issuers otherwise deemed suitable by the Funds' investment adviser.

      Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the above Funds may hold securities and funds in foreign currencies, these Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States, and at times volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although these Funds endeavor to achieve most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by these Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

      Investments may be made from time to time by Global Leaders Fund, Global Hard Assets Fund, Emerging Markets Vision Fund and Asia Dynasty Fund in companies in developing-market countries as well as in developed markets. Asia Dynasty Fund, Emerging Markets Vision Fund and Global Hard Assets Fund may have a substantial portion of their assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser (FII) to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of industrial (developed) countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

      Since the Asia Dynasty Fund will invest at least 65% and Emerging Markets Vision Fund may invest a portion of their total assets in Asian region investments, their investment performance will be especially affected by events affecting Asian region companies. The value and liquidity of Asian region investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Asian region or their neighboring regions. The extent of economic development, political stability and market depth of different countries in the Asian region varies widely. Certain countries in the Asian region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments in these countries typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. Given the Funds' investments, the Funds will likely be particularly sensitive to changes in China's economy as the result of a reversal of economic liberalization, political unrest or changes in China's trading status.

      The securities markets in the Asian region and in emerging markets as a whole are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in Asia and other emerging markets are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian and emerging market securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liq-uidity of securities markets in these regions may also affect the Funds' ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid regions' securities markets, the Funds' abilities to participate fully in such price increases may be limited by their investment policies of investing not more than 15% of their net assets in illiquid securities. Conversely, the inability of the Funds to dispose fully and promptly of positions in declining markets will cause the Funds' net asset values to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

      The Chinese, Hong Kong and Taiwanese stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has few securities laws of nationwide applicability. The municipal securities regulations adopted by Shanghai and Shenzhen municipalities are very new, as are their respective securities exchanges and other self-regulatory organizations. In addition, Chinese stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which the Funds may acquire investments may be affected by trading by persons with material non-public information, and by securities transactions by brokers in anticipation of transactions by the Funds, in particular securities. The securities markets in Cambodia, Laos and Vietnam are currently non-existent.

      Asia Dynasty Fund and Emerging Markets Vision Fund will invest in Asian and other countries with emerging economies or securities markets. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

      Economies in Asian and emerging markets may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of these regions are affected by developments in the economies of its principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the United States President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      China governmental actions can have a significant effect on the economic conditions in the Asian region, which could adversely affect the value and liquidity of the Fund's investments. Although the Chinese government has recently begun to institute economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

      China and certain of the other emerging market countries do not have comprehensive systems of laws, although substantial changes have occurred in China in this regard in recent years. The corporate form of organization has only recently been permitted in China, and national regulations governing corporations were introduced only in May 1992. Prior to the introduction of such regulations, Shanghai had adopted a set of corporate regulations applicable to corporations located or listed in Shanghai, and the relationship between the two sets of regulations is not clear. Consequently, until a firmer legal basis is provided, even such fundamental corporate law tenets as the limited liability status of Chinese issuers and their authority to issue shares remain open to question. Laws regarding fiduciary duties of officers and directors and the protection of shareholders are not well developed. China's judiciary is relatively inexperienced in enforcing the laws that exist, leading to a higher than usual degree of uncertainty as to the outcome of litigation. Even where adequate laws exist in China, it may be impossible to obtain swift and equitable enforcement of such laws, or to obtain enforcement of a judgment by a court of another jurisdiction. The bankruptcy laws pertaining to state enterprises have rarely been used and are untried in regard to an enterprise with foreign shareholders, and there can be no assurance that such shareholders, including the Funds, would be able to realize the value of the assets of the enterprise or receive payment in convertible currency. As the changes to the Chinese legal system develop, the promulgation of new laws, existing laws and the preemption of local laws by national laws may adversely affect foreign investors, including the Funds. The uncertainties faced by foreign investors in China are exacerbated by the fact that many laws, regulations and decrees of China are not publicly available, but merely circulated internally. Similar risks exist in other Asian region countries.

      Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

                           Emerging Markets Securities

      Investments of the Funds (except U.S. Government Money Fund) may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, the risk of nationalization of businesses, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

      Securities markets in these countries may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. In addition, stockbrokers and other intermediaries in emerging markets may not perform in the way their counterparts in the United States and other more developed securities markets do. The prices at which a Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Limited liquidity may impair a Fund's ability to liquidate a position at the time and price it wishes to do so. In addition, a Fund's ability to participate fully in the smaller, less liquid emerging markets may be limited by the policy restricting its investments in illiquid securities.

                          Foreign Currency Transactions

      Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold Fund.

      Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the above Funds with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts, foreign exchange swaps (Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund
only) and put and call options (all types of derivatives), to "lock in" the U.S. Dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

      Changes in currency exchange rates may affect the Funds' net asset value and performance. There can be no assurance that the Funds' investment adviser (or Sub-Adviser) will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate the effect of currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. Hedging against a change in the value of a foreign currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the other currency. Finally, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

      The Funds will enter into forward contracts to duplicate a cash market transaction. The Funds will not purchase or sell foreign currency as an investment, except that Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund and Global Hard Assets Fund may enter into currency swaps. See also "Foreign Currency Transactions" and "Futures and Options Transactions".

      In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where they may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the investment adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the two currencies. However, there can be no assurances that the exchange rate or the primary and secondary currencies will move as anticipated, or that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

      A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

      The Adviser (or FII) will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' Custodian will place the securities being hedged, cash, U.S. government securities or debt or equity securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

      It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that a Fund is obligated to deliver.

      If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

                        Futures And Options Transactions

      Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, and Natural Resources Fund.

      These Funds may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Funds, because the maximum exposure is the amount of the premiums paid for the options. Futures contracts and options thereon are both types of derivatives.

      The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Funds may engage in these transactions for hedging purposes and (except for Natural Resources Fund) for other purposes. Global Hard Assets Fund may also buy and sell commodity futures contracts, which may include futures on natural resources and natural resources indices. A security or interest-rate futures con-tract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

      A Fund will not commit more then 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that margin deposits for futures positions entered into for bona fide hedging purposes, as that term is defined in the Commodity Exchange Act, are excluded from the 5% limitation. As the value of the underlying asset fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, cash or high quality securities equal in value to the current value of the underlying securities less the margin requirement will be segregated, as may be required, with the fund's custodian to reflect changes in the value of the underlying futures contract.

      The use of financial futures contracts and commodity futures contracts, options on such futures contracts and commodities (Emerging Markets Vision Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold
Fund), may reduce a Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect a Fund against fluctuation in the value of securities in which a Fund is about to invest. Because the financial markets in the Asian region countries and other developing countries are not as developed as in the United States, these financial investments may not be available to the Funds, and the Funds may be unable to hedge certain risks.

      The use of financial futures and commodity futures contracts and options on such futures contracts and commodities (Emerging Markets Vision Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold Fund) as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If a Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contractual obligation or exercise its option to realize any profit, and would incur transaction costs on the sale of the underlying assets.

      For hedging purposes, each Fund, and for other purposes (such as creating synthetic positions), each Fund except Natural Resources Fund, may invest up to 5% of its total assets, taken at market value at the time of investment, in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval.

      The Funds may write, purchase or sell covered call or put options. An options transaction involves the writer of the option, upon receipt of a premium, giving the right to sell (call option) or buy (put option) an underlying asset at an agreed-upon exercise price. The holder of the option has the right to purchase (call option) or sell (put option) the underlying asset at the exercise price. If the option is not exercised or sold, it becomes worthless at its expiration date and the premium payment is lost to the option holder. As the writer of an option, the Fund keeps the premium whether or not the option is exercised. When a Fund sells a covered call option, which is a call option with respect to which the Fund owns the underlying assets, the Fund may lose the opportunity to realize appreciation in the market price of the underlying asset, or may have to hold the underlying asset, which might otherwise have been sold to protect against depreciation. A covered put option written by the Fund exposes it during the term of the option to a decline in the price of the underlying asset. A put option sold by the Fund is covered when, among other things, cash or short-term liquid securities are placed in a segregated account to fulfill the obligations undertaken. Covering a put option sold does not reduce the risk of loss.

      The Funds may invest in options which are either listed on a domestic securities exchange or traded on a recognized foreign exchange. In addition, the Funds may purchase or sell over-the-counter options for dealers or banks to hedge securities or currencies as approved by the Board of Trustees. In general, exchange traded options are third party contracts with standardized prices and expiration dates. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid, and will be subject to the limitation on investments in illiquid securities.

      It is the policy of each of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code") to qualify as a regulated investment company, to prevent double taxation of the Funds and their shareholders. One of the requirements is that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contract transactions may be materially limited by this test.

                     Indexed Securities And Structured Notes

      Emerging Markets Vision Fund, Global Hard Assets Fund, International Investors Gold Fund and Natural Resources Fund may invest in indexed securities, (structured notes securities and index options) whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupon and/or principal redemption is linked to the performance of an underlying asset. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates). Indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. Only securities linked to one or more non-agriculture commodities or commodity indices will be considered a Hard Asset Security.

      Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are referred to here collectively as structured notes). When a Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The Funds will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees. Notes determined to be illiquid will be aggregated with other illiquid securities and will be subject to the Funds' limitations on illiquid securities.

                           Mortgage-Backed Securities

      The Funds may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

                             Real Estate Securities

      Natural Resources Fund and Global Hard Assets Fund cannot invest in real estate directly. However, each of these Funds may invest a percentage of its assets in equity securities of REITs and other real estate industry companies or companies with substantial real estate investments. Global Hard Assets Fund may invest up to 50% of its assets in such securities. Natural Resources Fund and Global Hard Assets Fund are therefore subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles whose assets consist primarily of interest in real estate and real estate loans. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own interest in property and realize income from the rents and gain or loss from the sale of real estate interests. Mortgage REITs invest in real estate mortgage loans and realize income from interest payments on the loans. Hybrid REITs invest in both equity and debt. Equity REITs may be operating or financing companies. An operating company provides operational and management expertise to and exercises control over, many if not most operational aspects of the property.

      REITS are not taxed on income distributed to shareholders, provided they comply with several requirements of the Code.

      Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rates rise, the value of the REIT may decline).

                                Commercial Paper

      Emerging Markets Vision Fund, Global Leaders Fund and Global Hard Assets Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Funds to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies, while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper. The Funds will maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

                                 Debt Securities

      The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser or (Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser or (Sub-Adviser). During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high-grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or FII).

      New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depend-ing on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

                                   Derivatives

      The Funds may also use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions (covered by segregation of liquid assets) or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of cash market transaction when deemed advantageous by the Funds' Adviser (or Sub-Adviser) for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of the security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency. The use of such instruments as described herein involves several risks. First, there can be no assurance that the prices of such instruments and the hedge security or the cash market position will move as anticipated. If prices do not move as anticipated, a Fund may incur a loss on its investment, may not achieve the hedging protection it anticipated and/or may incur a loss greater than if it had entered into a cash market position. Second, investments in such instruments may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in such instruments can be closed out only on an exchange that provides a market for those instruments. There can be no assurance that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction cost on the sale of the underlying assets.

      When the Funds intend to acquire securities (or gold bullion or coins as the case may be) for their portfolio, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of futures contracts). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds would experience a loss as if they had owned the underlying security.

                                 Currency Swaps

      Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund and Global Hard Assets Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments of the entire principal value in specified currencies. Since currency swaps are individually negotiated, a Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Global Hard Assets may also enter into other asset swaps. Asset swaps are similar to swaps in that the performance of one Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

      The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Funds' investment adviser (or Sub-Adviser) is incorrect in its forecasts of market values and currency exchange rates and/or Hard Assets values, the investment performance of the fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

                                   Short Sales

      Currently, Emerging Markets Vision Fund and Global Hard Assets Fund are the only Funds that can engage in short sales. A Fund will establish an account with respect to its short sales and maintain in the account cash not available for investment or US Government securities or other liquid, high-quality securities having a value equal to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash, US Government Securities or other liquid, high-quality securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The account will be marked to market daily, so that (i) the amount in the account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the account will not exceed 50% of the Emerging Market Vision Fund's or the Global Hard Assets Fund's net assets.

                               Direct Investments

      Emerging Markets Vision Fund, Global Leaders Fund and Global Hard Assets Fund may invest up to 10% of their total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and
(ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser (or FII) anticipates that these agreements may, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Funds' investment in the enterprise. Such a representative of the Funds will be expected to provide the Funds with the ability to monitor its investment and protect its rights in the investment, and will not be appointed for the purpose of exercising management or control of the enterprise.

      Certain of the Funds' direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. With respect to the Asia Dynasty Fund and Emerging Markets Vision Fund, such direct investments may be made in entities that are reasonably expected in the foreseeable future to become Growth Companies, either by expanding current operations or establishing significant operations.

      Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. In addition, in the event the Funds sell unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

                              Repurchase Agreements

      None of the Funds will enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of a Fund's total assets would then be invested in such repurchase agreements and other illiquid securities (Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund and Global Hard Assets Fund may invest no more than 15% of their total assets in illiquid securities). A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.

             Rule 144A Securities And Section 4(2) Commercial Paper

      The Securities and Exchange Commission adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 of resales of certain securities to qualified institutional buyers. The Adviser (or
FII) anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers.

      The Adviser (or FII) will monitor the liquidity of restricted securities in the Funds' holdings under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser (or FII) will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanisms of the transfer).

      In addition, commercial paper may be issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Such commercial paper is restricted as to disposition under the federal securities laws and, therefore, any resale of such securities must be effected in a transaction exempt from registration under the Securities Act of 1933. Such commercial paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity.

      Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued in reliance on the Section 4(2) exemption under the 1940 Act may be determined to be liquid in accordance with guidelines established by the Board of Trustees for purposes of complying with investment restrictions applicable to investments by the Funds (except the U.S. Government Money Fund) in illiquid securities.

                             INVESTMENT RESTRICTIONS

      The following investment restrictions are in addition to those described in the Prospectus. Policies that are identified as fundamental may be changed with respect to a Fund only with the approval of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of a Fund's outstanding shares are present in person or by proxy, or (ii) more than 50% of a Fund's outstanding shares. As to any of the following policies, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or amount of net assets will not be considered a violation of the policy.

      Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund, and U.S. Government Money Fund.

      With respect to Natural Resources Fund and U.S. Government Money Fund, all of the following restrictions are fundamental policies except restriction 21, unless otherwise indicated. With respect to Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund and Asia Dynasty Fund restrictions 1, 4, 6, 7, 10, 12, 13, 17, 18, 19 and 20 are not fundamental, unless otherwise provided for by applicable federal or state law.

      The Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund, and U.S. Government Money Fund may not:

      1. Invest in securities which (i) with respect to Natural Resources Fund and U.S. Government Money Fund, are subject to legal or contractual restrictions on resale ("restricted securities"), or for which there is no readily available market quotation, or engage in a repurchase agreement maturing in more than seven days with respect to any security, if the result is that more than 10% of a Fund's net assets would be invested in such securities, and (ii) with respect to Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund and Asia Dynasty Fund are "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% of Emerging Markets Vision Fund's, Global Leaders Fund's, Global Hard Assets Fund's or Asia Dynasty Fund's net assets would be invested in such securities.

      2. Purchase or sell real estate, although the Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund and Natural Resources Fund, may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are collateralized by interests in real estate.

      3. The Funds may not purchase or sell commodities (non-Hard Asset commodities with respect to Global Hard Assets) or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract) except that Emerging Markets Vision Fund and Natural Resources Fund may, for hedging purposes only, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts and Emerging Markets Vision Fund and Natural Resources Fund may, for hedging purposes only, buy and sell commodity futures contracts on gold and other natural resources or on an index thereon. The Funds may not commit more than 5% of their total assets to initial margin deposits on futures contracts. In addition, Natural Resources Fund, International Investors Gold Fund and Global Hard Assets Fund may invest in gold and silver bullion, palladium and platinum group metals bullion and coins.

      4. Exclusive of the Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund and Asia Dynasty Fund, purchase securities of other open-end investment companies except as part of a merger, consolidation, reorganization or acquisition of assets; Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund or Natural Resources Fund may not purchase more than 3% of the total outstanding voting stock of any closed-end investment company if more than 5% of any of these Funds' total assets would be invested in securities of any closed-end investment company, or more than 10% of such value in closed-end investment companies in general. In addition, Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund or Natural Resources Fund may not invest in the securities of closed-end investment companies, except by purchase in the open market involving only customary broker's commissions.

      5. The Funds may not make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness and (ii) repurchase agreements. Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund, and Asia Dynasty Fund may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets, and Emerging Markets Vision Fund may lend to broker-dealers portfolio securities with an aggregate market value up to one-half of its total assets.

      6. As to 75% of the total assets of each of the Asia Dynasty Fund, Emerging Markets Vision Fund, and U.S. Government Money Fund, purchase securities of any issuer, if immediately thereafter (i) more than 5% of a Fund's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by a Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities). This limitation does not apply to the Global Leaders Fund, Global Hard Assets Fund, International Investors Gold Fund and Natural Resources Fund.

      7. Invest more than 5 percent of the value of its total assets in securities of companieshaving, together with their predecessors, a record of less than three years of continuous operation. This restriction does not apply to Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund or Asia Dynasty Fund.

      8. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities).

      9. The Fund may not borrow money, except that the U.S. Government Money Fund may borrow up to 10% of its total assets and Natural Resources Fund may borrow up to 50% valued at cost for temporary or emergency purposes. The Fund will not purchase securities for investment while borrowings equaling 5% or more of their total assets are outstanding. In addition, Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund and Emerging Markets Vision Fund may borrow up to 30%, and Natural Resources Fund up to 50% of the value of their respective net assets to increase their holdings of portfolio securities. The Funds will borrow only for temporary or emergency purposes.

      10. Mortgage, pledge or otherwise encumber its assets, except to secure borrowing effected within the limitations set forth in restriction
            (9).

      11. Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts (Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund and Natural Resources Fund); (iii) financial futures contracts purchased on margin (Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund and Natural Resources
            Fund), (iv) commodity futures contracts purchased on margin (Natural Resources Fund and Global Hard Assets Fund); (v) foreign currency swaps (Global Leaders Fund, Global Hard Assets

            Fund, Asia Dynasty Fund and Emerging Markets Vision Fund); and (vi) issuing multiple classes of shares (Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund and Emerging Markets Vision Fund).

      12. Except for Emerging Markets Vision Fund and Global Hard Assets Fund, make short sales of securities, except that Global Leaders Fund, Asia Dynasty Fund and Natural Resources Fund may engage in the transactions specified in restrictions (2), (3) and (14).

      13. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, with respect to Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund, Natural Resources Fund, may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (9).

      14. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund and Natural Resources Fund may purchase or sell puts and calls on foreign currencies and on securities described under "Options Transactions" herein and in the Prospectus and that Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund and Natural Resources Fund may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts, and Natural Resources Fund may write, purchase, or sell put and call options on gold or other natural resources or an index thereon and on commodity futures contracts on gold or other natural resources or an index thereon.

      15. Make investments for the purpose of exercising control or management.

      16. Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Natural Resources Fund and Global Hard Assets Fund and as otherwise stated in any Fund's fundamental investment objective, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

      17. Participate on a joint or joint-and-several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account.

      18. Purchase participations or other interests (other than equity stock interests in the case of the Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund and Natural Resources Fund) in oil, gas or other mineral exploration or development programs.

      19. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges, or more than 2% of the value of the assets of a Fund (except Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund and Emerging Markets Vision Fund) in warrants which are not listed on those exchanges. Warrants acquired in units or attached to securities or received as dividends are not included in this restriction. The U.S. Government Money Fund will not invest in warrants.

      20. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of a Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.

      21. Invest in real estate limited partnerships or in oil, gas or other mineral leases.

      With respect to restriction 3, forward foreign exchange contracts are not deemed to be a commodity or commodity contract.

      The following are not considered fundamental policies. Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund and Global Hard Assets Fund may, for hedging purposes, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. These Funds may not commit more than 5% of their total assets to initial margin deposits on futures contracts not used for hedging purposes.

      With respect to restriction 16, companies in different geographical locations will not be deemed to be in the same industry if the investment risks associated with the securities of such companies are substantially different. For example, although generally considered to be "interest rate sensitive," investing in banking institutions in different countries is generally dependent upon substantially different risk factors, such as the condition and prospects of the economy in a particular country and in particular industries, and political conditions.

International Investors Gold Fund

      Restrictions 1 through 9 are fundamental policies of International Investors Gold Fund and may not be changed without shareholder approval. Restrictions 10 through 16 are not fundamental policies and may be changed without shareholder approval.

      International Investors Gold Fund may not:

      1.    Underwrite securities of other issuers.

      2. The Fund may not invest in real estate, commodity contracts or commodities (except that, subject to applicable state laws, the Fund may invest up to 12.5% of the value of its total assets as of the date of investment in gold and silver coins which are legal tender in the country of issue and gold and silver bullion, palladium and platinum group metals bullion).

      3. Make loans to other persons, except through repurchase agreements or the purchase of publicly distributed bonds, debentures and other debt securities.

      4.    Purchase securities on margin or make short sales.

      5. Purchase or retain a security of any issuer if any of the officers or directors of the Company or its investment adviser own beneficially as much as 1/2 of 1%, or if such persons taken together own over 5%, of the issuer's securities.

      6. The Fund may not lend its funds or assets, except through the purchase of securities the Fund would otherwise be authorized to purchase, provided, however, that the Fund may lend to broker-dealers and other financial institutions portfolio securities.

      7. Purchase any restricted securities which may not be sold to the public without registration under the Securities Act of 1933, if by reason of such purchase the value of the Company's aggregate holdings in all such securities would exceed 10% of total assets.

      8. Issue senior securities. The Fund may (i) borrow money in accordance with restrictions described above, (ii) enter into forward contracts, (iii) purchase futures contracts on margin, (iv) issue multiple classes of securities, and (v) enter into swap agreement or purchase or sell structured notes or similar instruments.

      9. Invest in interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs or in oil, gas or other mineral leases.

      10.   Invest in real estate limited partnerships.

      11. Make investments in companies for the purpose of exercising control or management.

      12. Invest more than 10% of its assets in repurchase agreements having maturities of greater than seven days or in a combination of such agreements together with restricted securities and securities for which market quotations are not readily available.

      13. Purchase securities for investment while borrowings equal to 30% or more of the Fund's assets are outstanding.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                          INVESTMENT ADVISORY SERVICES

      The investment adviser and manager of the Funds is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of July 30, 1985, as amended. The Adviser oversees an investment program for the Funds, subject to the overall supervision and review of the Board of Trustees. The Adviser is currently the oldest and largest gold manager investing in gold mining shares. The Adviser's team of gold managers and analysts average over 25 years of experience.

      Fiduciary International, Inc. ("FII"), a New York corporation, is sub-adviser to the Global Leaders Fund pursuant to a Sub-Investment Advisory Agreement dated October 30, 1993.

      The Adviser or FII provides the Funds with office space, facilities and simple business equipment, and provides the services of consultants, executive and clerical personnel for administering their affairs. The Adviser compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser, FII, or its affiliates. The advisory fee is computed daily and paid monthly at the following annual rates:
International Investors Gold Fund and Natural Resources Fund pay a fee equal to
 .75 of 1% of the first $500 million of average daily net assets, .65 of 1% of the next $250 million of average daily net assets and .50 of 1% of the average daily net assets in excess of $750 million. Asia Dynasty Fund and Global Leaders Fund pay the Adviser a fee of .75 of 1% of average daily net assets. From this fee, the Adviser pays FII a fee of .50 of 1% of average daily net assets. Global Hard Assets Fund pays the Adviser 1% of average daily net assets. The U.S. Government Money Fund pays a monthly fee at the annual rate of .50 of 1% for the first $500 million of average daily net assets, .40 of 1% on the next $250 million of average daily net assets, and .375 of 1% of the average daily net assets in excess of $750 million.


      The Adviser also performs administrative services for Asia Dynasty Fund, Global Leaders Fund, Natural Resources Fund and International Investors Gold Fund pursuant to a written agreement. The Adviser is also responsible for providing accounting services to these Funds. For these accounting and administrative services, Asia Dynasty Fund and Global Leaders Fund each pays .25 of 1% of its respective average daily net assets on the first $500 million. Natural Resources Fund and International Investors Gold Fund pay an annual rate of .25 of 1% of the first $750 million of their respective average daily net assets, and .20 of 1% of their respective average daily net assets in excess of $750 million.


      The Emerging Markets Vision Fund pays the Adviser 1% of average daily net assets and Asia Dynasty Fund pays the Adviser .75% of daily net assets.


      In 1999, 1998, and 1997, the aggregate remuneration received by the Adviser from International Investors Gold Fund was $1,416,607, $1,710,779, $2,619,794, respectively; from Natural Resources Fund was $332,187, $449,221, and $752,214, respectively; from U.S. Government Money Fund was $411,479, $373,387, and $386,515, respectively; from GlobalLeaders Fund was $248,902, $234,574, and $219,469, respectively; from Global Hard Assets Fund, was $313,782, $559,994, and $660,306, respectively; from Asia Dynasty Fund was $204,932, $116,529, and $339,096, respectively.


      The expenses borne by each of the Funds include: all the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' and accountants' fees and expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee (and accounting and administrative services fees, if any), extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholders' and Trustees' meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses and expenses of registering and qualifying shares for sale (including compensation of the employees of the Adviser or its affiliates in relation to the time spent on such matters), expenses relating to the Plan of Distribution (Rule 12b-1 Plan) exclusive of International Investors Gold Fund, fees of Trustees who are not "interested persons" of the Adviser (or FII), membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser or FII.

      The Advisory Agreement with respect to Global Hard Assets Fund was approved at a meeting of the Board of Trustees held on October 18, 1994. The Advisory Agreement and Sub-Advisory Agreement with respect to Global Leaders Fund were approved at a meeting of the Board of Trustees held on October 12, 1993. The Advisory Agreement with respect to Natural Resources Fund and International Investors Gold Fund was approved at a meeting of the Board of Trustees held on May 24, 1994. Advisory Agreements for all the Funds were reapproved by the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to such Agreements or interested persons of any such party at a meeting held on April 22, 1998.

      The Advisory Agreement was approved by shareholders of the U.S. Government Money Fund on January 23, 1987; and Natural Resources Fund and International Investors Gold Fund on July 25, 1994. The Advisory Agreements and Sub-Investment Advisory Agreements were approved by shareholders of Global Leaders Fund on December 17, 1993. The Advisory Agreements and Sub-Advisory Agreement provide that they shall continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated on 60 days written notice by either party and will terminate automatically in the event of an assignment within the meaning of the Act.

      The Advisory Agreement with respect to Emerging Markets Vision Fund was approved at a meeting of the Board of Trustees on April 18, 2000.

      Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust. Mr. van Eck offered the first global mutual fund to U.S. investors in 1955, and offered the first gold fund to U.S. investors in 1968. Mr. van Eck, Chairman and President of the Trust and Van Eck Worldwide Insurance Trust, and members of his immediate family own 100% of the voting stock of the Adviser.

                                 THE DISTRIBUTOR

      Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trusts have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds. The Distribution Agreement with respect to all Funds was last reapproved by the action of the Trustees on April 21, 1999.

      The Trust has authorized one or more brokers (who are authorized to designate other intermediaries) to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when the authorized broker or its designee accepts the order. Orders will be priced at the net asset value next computed after they are accepted by the authorized broker or its designee.

      The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

      Van Eck Securities Corporation retained distributing commissions on sales of shares of the Funds for the following fiscal years ended December 31 (except as noted) after reallowance to dealers as follows:

                                            Van Eck Securities    Reallowance to
                                                Corporation           Dealers
                                            ------------------    --------------
International                    1999            $ 21,548            $ 71,340
  Investors Gold Fund            1998              60,882             195,989
                                 1997             122,745             401,483

Natural Resources Fund           1999            $ 16,528            $ 80,311
                                 1998              24,848              97,646
                                 1997              38,280             156,899

Asia Dynasty Fund                1999            $  1,190            $ 51,659
                                 1998                 787               5,621
                                 1997               2,455              13,752

Global Leaders Fund              1999            $ 10,190            $ 54,001
                                 1998               1,470               5,608
                                 1997               1,726               5,635

Global Hard Assets Fund          1999            $  7,529            $ 47,723
                                 1998              26,039             162,148
                                 1997             151,014             629,428

--------------------------------------------------------------------------------


VAN ECK SECURITIES CORPORATION
12B-1 ACCOUNTING-VE FUNDS
TWELVE MOS. ENDED DECEMBER 31, 1999

                                    IIGF     USGMF     GRF-A     ADF-A     ADF-B     GLF-A
                                    ----     -----     -----     -----     -----     -----
TOTAL 12B-1 EXPENSE
  PER BOOKS                      265,641   203,688   113,065    93,185    68,058   136,054
PAYMENT TO
  SECURITIES DEALERS             223,073   137,901   103,077    43,007    16,470    56,826
                                 -------   -------   -------    ------    ------    ------

NET 12B-1 FEES TO VESC            42,568    65,787     9,988    50,178    51,588    79,228
                                 -------   -------   -------    ------    ------    ------

DISTRIBUTION EXPENDITURES:
General Printing                   4,236     3,902     4,058    12,657    12,576     8,532
Reports                            7,044     3,789     6,527     2,714     2,714     2,714
Dealer Fact Sheets                 1,310     1,310     1,310     3,642     3,643     5,343
Prospectus                         1,522     1,453     1,522     1,304     1,305     1,238
Dealer postage                     5,622       104     5,527     9,661     9,661    14,222
Marketing Support Telephone       10,863    13,222     7,135     3,226     1,177     4,560
Marketing Dept. Expenses         188,978   105,542   123,904    61,500    28,788    82,793
Telemarketing Dept. Expenses      56,247         0    36,885    16,688     6,079    23,568
                                 -------   -------   -------    ------    ------    ------

TOTAL EXPENDITURES               275,821   129,322   186,868   111,392    65,943   142,970
                                 -------   -------   -------    ------    ------    ------

EXCESS EXPENSES OVER
  PAYMENTS TO VESC ($)          (233,253)  (63,535) (176,880)  (61,215)  (14,355)  (63,742)
                                 =======   =======   =======   =======    ======   =======

                                   GLF-B      H A-A      H A-B      H A-C         TOTAL
                                   -----      -----      -----      -----        -----
TOTAL 12B-1 EXPENSE
  PER BOOKS                       56,161    114,606     52,662      7,766    1,110,886
PAYMENT TO
  SECURITIES DEALERS              13,495     49,514     13,123      7,593      664,078
                                  ------     ------     ------      -----      -------

NET 12B-1 FEES TO VESC            42,666     65,092     39,539        173      446,808
                                  ------     ------     ------      -----      -------

DISTRIBUTION EXPENDITURES:
General Printing                   8,532      2,075      2,047      2,048       60,663
Reports                            2,714      1,263      1,263      1,266       32,008
Dealer Fact Sheets                 5,343      1,429      1,429        859       25,618
Prospectus                         1,238        484        484        486       11,036
Dealer postage                    14,222         35         35         33       59,122
Marketing Support Telephone          909      3,613        840        605       46,149
Marketing Dept. Expenses          24,514     77,689     33,409      9,652      736,769
Telemarketing Dept. Expenses       4,683     18,681      4,342      3,116      170,291
                                  ------     ------     ------      -----      -------

TOTAL EXPENDITURES                62,155    105,269     43,850     18,065    1,141,655
                                  ------     ------     ------      -----      -------

EXCESS EXPENSES OVER
  PAYMENTS TO VESC ($)           (19,489)   (40,177)    (4,311)   (17,892)    (694,847)
                                  ======    =======     ======     ======    =========


      To compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement, each of Natural Resources Fund (Class A) and U.S. Government Money Fund has adopted a Plan of Distribution pursuant to Rule

12b-1 (the "Plan") under the Act. Fees paid by the Funds under the Plan will be used for servicing and/or distribution expenses incurred only during the applicable year. Additionally, International Investors Gold Fund, Global Leaders Fund (Class A and B), Asia Dynasty Fund (Class A and B), Emerging Markets Vision Fund (Class A and B), and Global Hard Assets Fund (Class A, B and C) have also adopted a Plan which provides for the compensation of brokers and dealers who sell shares of these Funds or provide servicing. The Plan for Asia Dynasty Fund (Class A) is a reimbursement-type plan and provides for the payment of carry-over expenses to the Distributor, incurred in one year but payable in a subsequent year(s), up to the maximum for the Fund in any given year. Global Leaders Fund (Class A and Class B), International Investors Gold Fund, Asia Dynasty Fund (Class B), and Global Hard Assets Fund (Class A, B and C) Plans are compensation-type plans with a carry-forward provision, which provides that the Distributor recoup distribution expenses in the event the Plan is terminated. For the periods prior to April 30, 1999, the Distributor has agreed with respect to Plans with a carry-forward provision, notwithstanding anything to the contrary in the Plan, to waive its right to reimbursement of carry-forward amounts in the event the Plan is terminated, unless the Board of Trustees has determined that reimbursement of such carry-forward amounts is appropriate.

      Pursuant to the Plans, the Distributor provides the Funds at least quarterly with a written report of the amounts expended under the Plans and the purpose for which such expenditures were made. The Trustees review such reports on a quarterly basis.

      The Plans were last reapproved for all Funds, by the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on each such plan on April 21, 1999. The Plan was approved by shareholders of the Natural Resources Fund (Class A) and U.S. Government Money Fund on January 23, 1987; Asia Dynasty Fund (Class B) on August 31, 1993; Global Leaders Fund (Class A and B) on December 17, 1993; Asia Dynasty Fund (Class A) on July 25, 1994; International Investors Gold Fund on April 21, 1999.

      A Plan shall continue in effect as to each Fund, provided such continuance is approved annually by a vote of the Trustees in accordance with the Act. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Funds, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on written notice to any other party to the Plan. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not "interested persons." The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Funds will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place. For additional information regarding the Plans, see the Prospectus.

                       PORTFOLIO TRANSACTION AND BROKERAGE

      The Adviser or FII is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount. Most obligations in which the U.S. Government Money Fund invests are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

      In purchasing and selling the Funds' portfolio investments, it is the Adviser's or FII's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser or the FII will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

      In addition, the Adviser or the FII may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Adviser or FII under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses such as transfer agency, printing or other expenses. The services of the broker-dealer must be comparable to those of other qualified broker-dealers.

      The Adviser or FII may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction, if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser or FII are considered to be in addition to and not in lieu of services required to be performed by the Adviser and FII under the relevant Advisory Agreement or Sub-Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser and FII in serving its other clients or clients of the Adviser, FII or their affiliates.

      For the fiscal year ended December 31, 1999, the Asia Dynasty Fund paid $467,933, the Global Hard Assets Fund paid $404,645, the Global Leaders Fund paid $95,135, the Natural Resources Fund paid $287,155 and the International Investors Gold Fund paid $1,055,437 in commissions to broker dealers providing research and other services to the Adviser or its affiliates representing 92.48%, 91.59%, 99.10%, 92.48%, and 95.00%, respectively, of the total commissions paid by such Funds.

      The table below shows the commissions paid on purchases and sales of portfolio securities by each Fund during its respective fiscal year, and the percentages of such amounts paid to brokers or dealers which furnished daily quotations to the Funds for the purpose of calculating daily per share net asset value and to brokers and dealers which sold shares of the Funds. The U.S. Government Money Fund did not pay brokerage commissions.

Fund (fiscal year end)                                              1999
                                                                 Commissions
                                                                 -----------
International Investors Gold Fund (Class A and C) (12/31)        $1,058,345
Natural Resources Fund (Class A) (12/31)                         $  321,327
Asia Dynasty Fund (Class A and B) (12/31)                        $  490,251
Global Leaders Fund (Class A and B) (12/31)                      $   96,000
Global Hard Assets Fund (Class A, B and C) (12/31)               $  441,794

                                                                    1998
                                                                 Commissions
                                                                 -----------
International Investors Gold Fund (Class A and C) (12/31)        $1,209,362
Natural Resources Fund (Class A) (12/31)                         $  467,628
Asia Dynasty Fund (Class A and B) (12/31)                        $  145,182
Global Leaders Fund (Class A and B) (12/31)                      $   49,176
Global Hard Assets Fund (Class A, B and C) (12/31)               $  639,995

                                                                    1997
                                                                 Commissions
                                                                 -----------
International Investors Gold Fund (Class A and C) (12/31)        $  611,085
Natural Resources Fund (Class A) (12/31)                         $  327,261
Asia Dynasty Fund (Class A and B) (12/31)                        $  675,167
Global Leaders Fund (Class A and B) (12/31)                      $   63,682
Global Hard Assets Fund (Class A, B and C) (12/31)               $  505,063

      The Trustees periodically review the Adviser's and FII's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

      Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser, FII or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser and FII to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser and FII considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser or FII may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

      Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or FII may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

      While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser or FII such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund and Natural Resources Fund anticipate that their annual portfolio turnover rates will not exceed 100%.

      The annual portfolio turnover rate of the Global Leaders Fund may exceed 100%. Due to the high rate of turnover, the Fund may pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate. The portfolio turnover rates of all Funds may vary greatly from year to year. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information.

      The Adviser and related persons may from time to time, buy and sell for their own accounts, securities recommended to clients for purchase or sale. The Adviser recognizes that this practice may result in conflicts of interest. However, to minimize or eliminate such conflicts, a Code of Ethics has been adopted by the Adviser, which requires that all trading in securities suitable for purchase by client accounts must be approved in advance by a person familiar with purchase and sell orders or recommendations. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale on behalf of a client account within seven days, or if the security has been purchased or sold or recommended for purchase or sale by a client account, or it is determined that the trading activity will not have a negative or appreciable impact on the price or market of the security, or the activity is of such a nature that it does not present the dangers or potential for abuses or likely to result in harm or detriment to a client account. At the end of each calendar quarter, all related personnel of the Adviser are required to file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

                              TRUSTEES AND OFFICERS

      The Trustees and Officers of the Van Eck Funds, their addresses, ages, positions with the Trust and principal occupations during the past five years are set forth below.


Trustees of Van Eck Funds:
------------------------------------------------------------------------------------------------------------------------------------
John C. van Eck @*       (84)    Chairman of the Board           Chairman of the Board and Director and President of other
575 Park Avenue                  and Trustee                     Investment Companies advised by the Adviser; Chairman,
New York, NY 10021                                               Van Eck Associates Corporation (investment adviser) and Van Eck
                                                                 Securities Corporation (broker-dealer); Director, Eclipse Financial
                                                                 Assets Trust (Mutual Fund); Former director of Abex Inc.
                                                                 (aerospace).
------------------------------------------------------------------------------------------------------------------------------------
Jeremy Biggs @#+         (64)    Trustee                         Trustee of other investment companies advised by the
1220 Park Avenue                                                 Adviser; Vice Chairman, Director, and Chief Investment
New York, NY 10128                                               Officer of Fiduciary Trust Company International (investment manager), parent company of Fiduciary International, Inc.; Chairman of the Davis Funds Group (mutual funds management company);
                                                                 Treasurer and Director of Royal Oak Foundation (the UK National
                                                                 Trust); Director of the Union Settlement Association (the community service organization); First Vice President, Trustee and Chairman of the Finance Committee of the St. James School, St. James,
                                                                 Maryland.
------------------------------------------------------------------------------------------------------------------------------------
Richard Cowell #+        (72)    Trustee                         Trustee of other investment companies advised by the
240 El Vedado Way                                                Adviser; Private Investor; Director West Indies &
Palm Beach, FL 33480                                             Caribbean Development Ltd. (real estate).
------------------------------------------------------------------------------------------------------------------------------------
Philip D. DeFeo @        (54)    Trustee                         Trustee of other investment companies advised by the
301 Pine Street                                                  Adviser; Former President of Van Eck Associates
San Francisco, CA 94104                                          Corporation and Van Eck Securities Corporation; Former Executive
                                                                 Vice President of Cedel International.
------------------------------------------------------------------------------------------------------------------------------------
Wesley G. McCain #+       (57)   Trustee                         Trustee of other affiliated investment companies advised or
470 Park Avenue South,                                           administered by the Adviser; Chairman and Owner,
16th Floor                                                       Towneley Capital Management, Inc.; New York, NY 10016 Chairman,
                                                                 Eclipse Funds; Chairman and Owner, Eclipse Financial Services Inc.;
                                                                 General Partner, Pharaoh Partners, L.P.; Principal, Pharaoh
                                                                 Partners, (Cayman) LDC; President and Owner, Millbrook Associates,
                                                                 Inc.; Trustee, Libre Group Trust, Director, Libre Investments
                                                                 (Cayman) Ltd.; Former Director, International Investors
                                                                 Incorporated.
------------------------------------------------------------------------------------------------------------------------------------
David J. Olderman #      (64)    Trustee                         Trustee of other investment companies advised by the
40 East 52nd Street                                              Adviser; Chairman of the Board, American Copy
New York, NY 10022                                               Equipment Company; Chairman of the Board Brighton Partners Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ralph F. Peters #*       (71)    Trustee                         Trustee of other investment companies advised by the
66 Strimples Road                                                Adviser; Director Sun Life Insurance and Annuity Company
Stockton, NJ 08559                                               of New York; Director U.S. Life Income Fund.
------------------------------------------------------------------------------------------------------------------------------------

Richard D. Stamberger #  (41)    Trustee                         Trustee of other investment companies advised by the
888 17th Street, N.W. 12th Fl.                                   Adviser; Principal, National Strategies, Inc., Partner and
Washington, D.C. 20006                                           Co-Founder, Quest partners, LLC, Executive Vice President, Chief
                                                                 Operating Officer and a Director of NuCable Resources Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Jan F. van Eck @**       (36)    Trustee                         Officer and Director of Van Eck Associates Corporation, Van
99 Park Avenue                                                   Eck Securities and other affiliated companies.
New York, NY 10016
------------------------------------------------------------------------------------------------------------------------------------
Derek S. van Eck @**     (35)    Trustee and Officer             Officer and Director of Van Eck Associates Corporation, Van
99 Park Avenue                                                   Eck Securities Corporation and other affiliated companies.
New York, NY 10016
------------------------------------------------------------------------------------------------------------------------------------

Officers of the Trust:

------------------------------------------------------------------------------------------------------------------------------------
Bruce J. Smith           (45)    Vice President and Treasurer    Officer of other investment companies advised by the
99 Park Avenue                                                   Administrator; Senior Vice President and Chief Financial
New York, NY 10016                                               Officer of Van Eck Associates Corporation and Senior Managing
                                                                 Director of Van Eck Securities Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Elwood         (52)    Vice President and Secretary    Officer of other investment companies advised by the
99 Park Avenue                                                   Administrator; Vice President, Secretary and General
New York, NY 10016                                               Counsel of Van Eck Associates Corporation and Van Eck Securities
                                                                 Corporation; former Assistant Counsel Jefferson Pilot Financial
                                                                 Insurance Company and officer of other investment companies advised by Jefferson Pilot Financial Insurance and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. DiMaggio       (43)    Controller                      Officer of other investment companies advised by the
99 Park Avenue                                                   Adviser; Managing Director of Portfolio Administration
New York, NY 10016                                               of Van Eck Associates Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Charles T. Cameron       (40)    Vice President                  Vice President of another investment company advised by the
99 Park Avenue                                                   Adviser; Director of Trading of Van Eck Associates
New York, NY 10016                                               Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Susan C. Lashley         (45)    Vice President                  Officer of other investment companies advised by the
99 Park Avenue                                                   Administrator; Managing Director of Mutual Fund
New York, NY 10016                                               Operations of Van Eck Associates Corporation and Van Eck
                                                                 Securities Corporation.
------------------------------------------------------------------------------------------------------------------------------------

Trustees of Van Eck Funds:
------------------------------------------------------------------------------------------------------------------------------------
Kevin Reid               (37)    Vice President                  Officer of other investment companies advised by the
99 Park Avenue                                                   Administrator; Director, Real Estate of Van Eck
New York, NY 10016                                               Associates Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Gregory F. Krenzer       (27)    President of U.S. Government    Co-Director, U.S. Government Money Fund of Van Eck
99 Park Avenue                   Money Fund                      Associates Corporation.
New York, NY 10016
------------------------------------------------------------------------------------------------------------------------------------
Dina C. Lee              (29)    Assistant Secretary             Assistant Secretary of other investment companies advised
99 Park Avenue                                                   or administered by the Adviser; Staff Attorney of Van Eck
New York, NY 10016                                               Associates Corporation and Van Eck Securities Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Alex W. Bogaenko         (37)    Assistant Controller            Assistant Controller of other investment companies advised
99 Park Avenue                                                   or administered by the Adviser; Director of Portfolio
New York, NY 10016                                               Administration of Van Eck Associates Corporation and Van Eck
                                                                 Securities Corporation.
------------------------------------------------------------------------------------------------------------------------------------

@     An "interested person" as defined in the 1940 Act.
* Member of Executive Committee -exercises general powers of Board of Trustees between meetings of the Board.
**    Son of Mr. John C. van Eck
#     Member of the Nominating Committee.
+ Member of the Audit Committee -reviews fees, services, procedures, conclusions and recommendations of independent auditors.

                                         Compensation Table

                       Aggregate        Pension or Retirement   Total Compensation From Fund
Name of Person       Compensation     Benefits Accrued As Part      and Fund Complex (a)
Position               From Fund         of Fund Expenses            Paid to Directors
---------            -------------    ------------------------  ----------------------------
John C. van Eck          $     0               $     0                  $     0
Jeremy Biggs             $     0               $19,940                  $42,500
Richard Cowell           $19,940               $     0                  $36,000
Philip DeFeo             $ 7,980               $ 8,306                  $29,750
Wesley McCain            $     0               $19,940                  $42,500
David Olderman           $     0               $15,046                  $33,500
Ralph Peters             $17,023               $     0                  $31,000
Richard Stamberger       $ 5,266               $ 9,780                  $27,500
Jan F. van Eck           $     0               $     0                  $     0
Derek S. van Eck         $     0               $     0                  $     0

----------
(a) The term "fund complex" refers to the Funds of the Trust, the series of the Van Eck Worldwide Insurance Trust and the Van Eck/Chubb, Funds, Inc., which are also managed by the Adviser. The Trustees are paid a fee for their services to the Trust. No other compensation, including pension or other retirement benefits, is paid to the Trustees by the fund complex.

      As of March 2, 2000, all of the Officers and Trustees of the Trust as a group owned the number of shares indicated of each Fund: 16,895.96 shares of Asia Dynasty Fund - Class A, equal to approximately 58.26% of the shares outstanding; 49,217.92 shares of Global Leaders Fund - Class A, equal to approximately 91.98% of shares outstanding; 3,890,356.27 shares of the U.S.

Government Money Fund, equal to approximately 99.97% of the shares outstanding. As of March 2, 2000, all of the Officers and Trustees of the Trust as a group owned less than 1% of shares outstanding of each of the other Funds and Classes.

     As of March 2, 2000, the following persons owned 5% or more of the shares of the Fund(s) indicated below:

International Investors Gold Fund (Class A shares)                        Asia Dynasty Fund (Class B shares)
--------------------------------------------------                        ----------------------------------
Edward M. Miller &                              6.35%                     MLPF&S for the sole benefit              38.52%
Edward W. Rodier &                                                          of its customers
Michael Reddington JR                                                     4800 Deer Lake Drive East
Meridian Venture Partners II Ltd.                                         3rd Floor
2 Park Avenue, Suite 204                                                  Jacksonville, FL 32246-6484
Manhasset, NY 11030-2410

MLPF&S for the sole benefit                     5.24%
  of its customers
4800 Deer Lake Drive East
3rd Floor
Jacksonville, FL 32246-6484

U.S. Government Money Fund                                                Global Leaders Fund (Class B shares)
--------------------------                                                ------------------------------------
Donaldson Lufkin Jenrette                      17.96%                     MLPF&S for the sole benefit             19.66%
Securities Corporation Inc.                                                 of its customers
P.O. Box 2052                                                             4800 Deer Lake Drive East
Jersey City, NJ 07303-2052                                                3rd Floor
                                                                          Jacksonville, FL 32246-6484

E. D. & F. Man International                    8.07%
Customer Omnibus Account 4490
440 South La Salle Street, Fl. 20
Chicago, IL 60605-1028

Trust Co. of America                           5.91%
FBO QED
P.O. Box 6503
Englewood, CO 80155-6503

                                                                          Global Hard Assets Fund (Class A shares)
                                                                          ---------------------------------------
LLT Limited                                     5.07%                     MLPF&S for the sole benefit              9.06%
Washington Mall                                                             of its customers
4th Floor                                                                 3rd Floor
Hamilton HM 11                                                            4800 Deer Lake Drive East
Bermuda                                                                   Jacksonville, FL 32246-6484

Natural Resources Fund (Class A Shares)                                   Bank Labouchere NV                        6.01%
---------------------------------------                                   Attn: Ron L. Roemer
MLPF&S for the sole benefit                     5.51%                     Keizersgracht 617
  of its customers                                                        1000 Avenue Amsterdam
4800 Deer Lake Drive East                                                 The Netherlands
Jacksonville, FL 32246-6484


Asia Dynasty Fund (Class A shares)                                        Global Hard Assets Fund (Class B shares)
-------------------------------                                           ------------------------------------
MLPF&S for the sole benefit                    15.98%                     MLPF&S for the sole benefit              19.38%
  of its customers                                                          of its customers
4800 Deer Lake Drive East                                                 4800 Deer Lake Drive East
3rd Floor                                                                 3rd Floor
Jacksonville, FL 32246-6484                                               Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.                       5.51%                     Global Hard Assets Fund (Class C shares)
Special Custody Acct. FEBO                                                ----------------------------------------
Customers INSTL OneSource                                                 MLPF&S for the sole benefit               6.91%
Attn: Mutual Funds                                                          of its customers
101 Montgomery Street                                                     4800 Deer Lake Drive East
San Francisco, CA 94104-4122                                              3rd Floor
                                                                          Jacksonville, FL 32246-6484

                               VALUATION OF SHARES

      The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

      Dividends paid by a Fund with respect to Class A, Class B and Class C shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the higher distribution services fee and any incremental transfer agency costs relating to Class B or Class C shares will be borne exclusively by that Class. The Trustees have determined that currently no conflict of interest exists between the Class A and Class B shares or Class A and Class C shares. On an ongoing basis, the Board of Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

      Shares of International Investors Gold Fund-A, Natural Resources Fund-A, Global Hard Assets Fund-A, Asia Dynasty Fund-A, Emerging Markets Vision Fund-A and Global Leaders Fund-A are sold at the public offering price, which is determined once each day the Funds are open for business and is the net asset value per share plus a sales charge in accordance with the schedule set forth in the Prospectus. Shares of the U.S. Government Money Fund are sold without a sales charge. Shares of Asia Dynasty Fund-B, Emerging Markets Vision Fund-B, Global Leaders Fund-B, and Global Hard Assets Fund-B are sold with a contingent deferred sales charge. Shares of Global Hard Assets Fund were sold with a redemption fee.

      Set forth below is an example of the computation of the public offering price for shares of the International Investors Gold Fund-A, Natural Resources Fund-A, Asia Dynasty Fund-A, Emerging Markets Vision Fund-A, Global Hard Assets Fund-A and Global Leaders Fund-A on December 31, 1999, under the then-current maximum sales charge:

                                                    Natural/        Global     International      Asia          Global
                                                    Resources        Hard        Investors       Dynasty        Leaders
                                                     Fund-A         Assets      Gold Fund-A      Fund-A         Fund-A
                                                    ---------       ------     ------------      -------        -------

Net asset value and repurchase                        $2.73         $13.49        $ 5.73         $14.60         $12.01
price per share on $.001 par
value capital shares outstanding

Maximum sales charge (as                               0.17           0.82          0.35           0.89           0.73
described in the Prospectus)

Maximum offering price per share                      $2.90         $14.31        $ 6.08         $15.49         $12.74

      In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares or a redemption charge is applicable to Class C shares, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account (unless a specific request is made to redeem a specific class of shares), second of Class B shares held for over six years, Class C shares held for over one year, shares attributable to appreciation or shares acquired pursuant to reinvestment, and third of any Class C shares or Class B held longest during the applicable period.

      To provide two examples, assume an investor purchased 100 Class B shares of Global Hard Assets Fund at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds $600), 10 shares or $120 will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is not applied to the $80 attributable to appreciation, but is applied only to the original cost of $10 per share, and not to the increase in net asset value of $2 per share. Therefore, $200 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase). Instead, assume an investor purchased 100 Class C shares of Global Hard Assets Fund at $10 per share (at a cost of $1,000) and six months after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds $600), 10 shares or $120 will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is not applied to the $80 attributable to appreciation but is applied only to the original cost of $10 per share, and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 1%.

      The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the New York Stock Exchange (the "Exchange"). In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price, unless the last sales price does not fall within the bid and ask prices at the close of the market, in which case the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

      Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

U.S. GOVERNMENT MONEY FUND

      It is the policy of the U.S. Government Money Fund to use its best efforts to maintain a constant per share price equal to $1.00.

      The portfolio instruments of the U.S. Government Money Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      The valuation of the Fund's portfolio instruments based upon their amortized cost and simultaneous maintenance of the Fund's per share net asset value at $1.00 are permitted by a rule adopted by the Securities and Exchange Commission. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In accordance with the rule, the Trustees have established procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Trustees. In the event the Trustees determine that a deviation exists which may result in material dilution or is otherwise unfair to investors or existing shareholders, they must cause the Fund to take such corrective action as they regard as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                               EXCHANGE PRIVILEGE

      Class A, Class B and Class C shareholders of a Fund may exchange their shares for shares of the same class of other funds in the Van Eck Global Group of Funds. The Exchange Privilege will not be available if the proceeds from a redemption of shares of a Fund whose shares qualify are paid directly to the shareholder. The Exchange Privilege is not available for shares which are not on deposit with DST or State Street Bank ("SSB"), or shares which are held in escrow pursuant to a Letter of Intent. If certificates representing shares of a Fund accompany a written exchange request, such shares will be deposited into an account with the same registration as the certificates upon receipt by DST.

      The Funds each reserve the right to (i) charge a fee of not more than $5.00 per exchange payable to a Fund or charge a fee reasonably intended to cover the costs incurred in connection with the exchange; (ii) establish a limit on the number and amount of exchanges made pursuant to the Exchange Privilege and (iii) terminate the Exchange Privilege without written notice. In the event of such termination, shareholders who have acquired their shares pursuant to the Exchange Privilege will be afforded the opportunity to re-exchange such shares for shares of the Fund originally purchased without sales charge, for a period of not less than three (3) months.

      By exercising the Exchange Privilege, each shareholder whose shares are subject to the Exchange Privilege will be deemed to have agreed to indemnify and hold harmless the Trust and each of its series, their investment adviser, sub-investment adviser (if any), distributor, transfer agent, IFTC and the officers, directors, employees and agents thereof against any liability, damage, claim or loss, including reasonable costs and attorneys' fees, resulting from acceptance of, or acting or failure to act upon, or acceptance of unauthorized instructions or non-authentic telephone instructions given in connection with, the Exchange Privilege, so long as reasonable procedures are employed to confirm the authenticity of such communications. (For more information on the Exchange Privilege, see the Prospectus).

                         TAX-SHELTERED RETIREMENT PLANS

      The Trust offers several prototype tax-sheltered retirement plans through which shares of a Fund may be purchased. These plans are more fully described below. State Street Bank, P.O. Box 218407, Kansas City, Missouri, acts as the trustee and/or custodian (the "Trustee") under the retirement plans offered by the Trust. Persons who wish to establish a tax-sheltered retirement plan should consult their own tax advisors or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the employee coverage and nondiscrimination rules, fiduciary responsibility provisions, diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974 and applicable state tax laws. The Trust is not responsible for compliance with such laws. Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Trust.

      Regular Individual Retirement Account and Spousal Individual Retirement Account. The Regular IRA is available to all individuals under age 70 1/2, including self-employed individuals, who receive compensation for services rendered and wish to pur-chase shares of a Fund. Spousal Individual Retirement Accounts ("SPIRA") are available to individuals who are otherwise eligible to establish a Regular IRA for themselves and whose spouses are treated as having no compensation of their own.

      The amount an individual contributes to a Regular IRA reduces the amount the individual can contribute to a Roth IRA for the same year.

      In general, the maximum deductible contribution to an IRA which may be made for any one year is $2,000 or 100% of annual compensation includible in gross income, whichever is less. If an individual establishes a SPIRA, the maximum aggregate deductible amount that the individual may contribute annually is the lesser of $4000 or 100%. However, that no more than $2,000 per year for either the individual or the spouse may be contributed to either the IRA or SPIRA.

      In the case of a taxpayer who is deemed to be an active participant in an employer-sponsored retirement plan, no deduction is available for contributions to a Regular IRA or SPIRA if his adjusted gross income exceeds the annual maximum. For 1998, the annual maximum is $60,000 for married taxpayers filing jointly, $40,000 for single taxpayers, and $10,000 for married taxpayers filing separately. For each year after 1998, the annual maximum for married taxpayers filing jointly and single taxpayers is increased $1,000. In 2006, the annual maximum filing jointly increases $5,000 and in 2007 increases $15,000. (Married taxpayers who file joint tax returns will not be deemed to be active participants solely because their spouse is an active participant under an employer-sponsored retirement plan. However, when one spouse is an active participant and the other is not, no deduction is available for contributions to a Regular IRA by the nonactive participant spouse if the spouses' combined adjusted gross income exceeds $160,000.) Taxpayers who are active participants in employer-sponsored retirement plans will be able to make fully deductible IRA contributions at the same levels discussed above, if their adjusted gross income is less than the annual minimum. For 1998, the annual minimum is $50,000 for married taxpayers filing jointly and $30,000 for single taxpayers. For married taxpayers filing jointly and single taxpayers, the annual minimum is increased at the same rate as the annual maximum through the year 2005. After 2005, the annual minimum for married taxpayers filing jointly is increased $5,000 in 2006 and for 2007.

      In the case of taxpayers who are active participants in employer-sponsored retirement plans and who have adjusted gross income between the applicable annual minimum and maximum, deductible IRA contributions will be phased out. In general and before 2007, the $2,000 IRA deduction is reduced by $200 for each $1,000 of adjusted gross income in excess of the applicable minimum. In general, in the case of a taxpayer who contributes to an IRA and a SPIRA, the $4000 IRA deduction is reduced by $400 for each $1,000 of adjusted gross income in excess of the applicable minimum.

      Individuals who are ineligible to make fully deductible contributions may make nondeductible contributions up to an aggregate of $2,000 in the case of contributions (deductible and nondeductible) to a Regular IRA and up to an aggregate of $4,000 in the case of contributions (deductible and nondeductible) to a Regular IRA and SPIRA. The income upon all such contributions will accumulate tax free until distribution.

      In addition, a separate rollover' IRA may be established by a "rollover" contribution, which may permit the tax-free transfer of assets from qualified retirement plans under specified circumstances. A "rollover contribution" from a qualified retirement plan includes a lump sum distribution received by an individual, because of severance of employment, from a qualified plan and paid into an individual retirement account within 60 days after receipt or transferred directly in a trust-to-trust transfer. A rollover IRA can be established even if the individual is over age 70 1/2.

      Dividends and capital gains earned on amounts invested in either an IRA or SPIRA are automatically reinvested by the Trustee in shares of a Fund and accumulate tax-free until distribution. Distributions from a Regular IRA, SPIRA or rollover IRA, to the extent taxable, are taxable as ordinary income. Distributions from either an IRA or SPIRA prior to age 59-1/2 may result in adverse tax consequences and penalties. In addition, there may be a penalty on contributions in excess of the contribution limits and other penalties are imposed on insufficient payouts after age 70-1/2.

      Roth Individual Retirement Account and Spousal Individual Retirement Account. The Roth IRA is available to all individuals who wish to purchase Fund shares regardless of their age, including self-employed individuals, and whose adjusted gross income is less than $160,000 for married taxpayers filing jointly, $10,000 for married taxpayers filing jointly, $10,000 for married taxpayers filing separately, and $110,000 for single taxpayers. Spousal Roth IRA's ("SPRIRA") are available to individuals who are otherwise eligible to establish a Roth IRA for themselves and whose spouses are treated as having no compensation of their own.

      Contributions to a Roth IRA or SPRIRA are not deductible. In general, the maximum annual contribution to a Roth IRA which may be made for any one year is $2,000 or 100% of annual compensation includible in gross income, whichever is less, minus any contributions made for the year to a Regular IRA. If an individual establishes a SPRIRA, the aggregate maximum amount that the individual may contribute annually is the lesser of $4,000 or 100% of the combined compensation of individual and spouse, minus any deductible Regular IRA or Roth IRA contributions made by the individual to his own Regular or Roth IRA for the taxable year. The amount an individual contributes to a Roth IRA reduces the amount such individual can contribute to a Regular IRA for the same year.

      Taxpayers can make the full annual contribution to a Roth IRA if their adjusted gross income for the year is less than $150,000 if married filing jointly, or less than $95,000 if single.

      Taxpayers who are eligible to establish a Roth IRA, but whose adjusted gross incomes exceed the amount for making a full annual contribution, can make a reduced contribution to the Roth IRA. In general, to determine the reduced contribution: (i) subtract the base amount ($95,000 for single, $150,000 for married filing jointly, $0 for married filing separately) from adjusted gross income; (ii) subtract the amount in (i) above from $15,000 ($10,000 if married filing jointly or married filing separately); (iii) divide the amount in (ii) by $15,000 ($10,000 if married filing jointly or married filing separately); and
(iv) multiply the fraction from (iii) by $2,000 ($4,000 for a SPRIRA).

      In addition, if the adjusted gross income of married taxpayers who file joint returns or a single taxpayer is less than $100,000, they may convert a non-Roth IRA to a Roth IRA. Married couples filing separate returns cannot make such a conversion. A taxpayer converts a non Roth IRA into a Roth IRA by withdrawing the funds from his non Roth IRA and rolling them over into a Roth IRA within 60 days, or by directing his non Roth IRA trustee or custodian to convert the existing non Roth IRA with such custodian or trustee. Except for conversions made during 1998, the amount rolled over from the non Roth IRA to the Roth IRA is includible in income and subject to income tax in the year of conversion. For non Roth IRAs converted into Roth Conversion IRAs during 1998, special rules apply. The amount rolled over is includible in Federal gross income (and subject to Federal income taxes) over a four year period.

      In addition, an individual can rollover a Roth IRA into another Roth IRA within 60 days after receipt of the funds (or directly in a trustee-to-trustee transfer).

      Dividends and capital gains earned on amounts invested in either a Roth IRA or SPRIRA are automatically reinvested by the Trustee in shares of a Fund and accumulate tax free until distribution.

      "Qualified distribution" from either a Roth IRA or SPIRA are not included in federal gross income and not subject to federal income tax. Any non-qualified distribution is includible in federal gross income and subject to federal income tax only to the extent it is a distribution of earnings. These earnings are taxable as ordinary income. To be a "qualified distribution" the amounts must be withdrawn after the "5-year holding period" and must be withdrawn when you are age 59 1/2 or older, because of death or permanent disability, or to pay for qualifying "first-time homebuyer expenses." For Roth IRAs, SPRIRAs and rollover Roth IRAs, the "5-year holding period" is the five tax year period beginning with the first tax year for which the taxpayer made a contribution to his or her Roth IRA. For non Roth IRAs converted into Roth IRAs, the "5-year holding period" is the five tax year period beginning with the first tax year in which the non Roth IRA was converted to a Roth IRA.

      Withdrawals are deemed to be made first from contributions to the Roth IRA and then from earnings. Thus, until the full amount contributed has been withdrawn, withdrawals are not includible for federal gross income. Special rules apply to withdrawals from Regular IRAs converted in 1998 to a Roth IRA.

      The taxable portion of distributions from either a Roth IRA or SPRIRA prior to age 59 1/2 may result in adverse tax consequences and penalties. In addition, there may be a penalty on contributions in excess of the contribution limits.

      Simplified Employee Pension Plan. An SEP may be utilized by employers to provide retirement income to employees by making contributions to employee SEP IRAs. Owners and partners may qualify as employees. The employee is always 100% vested in contributions made under an SEP. Subject to certain limitations, an employer may also make contributions to an SEP-IRA under a salary reduction arrangement, by which the employee elects contributions to an SEP-IRA in lieu of immediate cash compensation. After December 31, 1996, contributions under a salary reduction arrangement are permitted only into SEP plans in exis-tence on December 31, 1996. The maximum contribution to an SEP-IRA (an IRA established to receive SEP contributions) is the lesser of $30,000 or 15% of taxable compensation from the employer, excluding contributions made pursuant to a salary reduction arrangement.

      Contributions by employers under an SEP arrangement up to the maximum permissible amounts are deductible by employers for federal income tax purposes. Contributions up to the maximum permissible amounts are not includible in the gross income of the employee. Dividends and capital gains on amounts invested in SEP-IRAs are automatically reinvested by the Trustee in shares of the mutual fund that paid such amounts, and accumulate tax-free until distribution. Withdrawals of amounts prior to age 59 1/2 may result in adverse tax consequences. In addition, there may be a penalty on contributions in excess of the contribution limits, and other penalties are imposed on insufficient payouts after age 70 1/2.

      Qualified Pension Plans. International Investors Fund offers forms of prototype profit sharing and money purchase pension plans (together, the "Qualified Pension Plans") that can be utilized by self-employed individuals, partnerships and corporations (for this purpose called "Employers") and their employees who wish to purchase shares of a Fund under a retirement program.

      The maximum combined contribution which may be made to all Qualified Pension Plans in any one year on behalf of a participant is, depending on the types of plans and benefit formula selected by the Employer, up to the lesser of $30,000 or 25 percent of compensation (net earned income in the case of a self-employed individual). Contributions by Employers to Qualified Pension Plans up to the maximum permissible amounts are deductible for Federal income tax purposes. Amounts contributed by employers on behalf of employees are not taxed to the employees until the time of distribution, except that contributions in excess of permissible amounts may result in adverse tax consequences and penalties to the Employer. Dividends and capital gains earned on amounts invested in Qualified Pension Plans are automatically reinvested by the Trustee in shares of a Fund and accumulate tax-free until distribution.

      Amounts contributed by employers on behalf of employees are not taxed to the employees until the time of distribution, except that withdrawals of contributions prior to age 59-1/2 may result in adverse tax consequences and penalties.

      403(b)(7) Program. The Tax-Deferred Annuity Program and Custodial Account offered by the Fund (the "403(b)(7) Program") allows employees of certain tax exempt organizations and schools to have a portion of their compensation set aside for their retirement years in shares held in an investment company custodial account.

      In general, the maximum limit on annual contributions for each employee is the lesser of $30,000 per year (as adjusted by the IRS for cost-of-living increases), 25% of the employee's compensation, or the employee's exclusion allowance specified in Section 403(b) of the Code. However, an employee's salary reduction contributions to a 403(b)(7) Program may not exceed $9,500 a year (as adjusted for cost of living expenses). Amounts contributed by employers on behalf of employees are not taxed to the employees until the time of distribution, except that contributions in excess of permissible amounts may result in adverse tax consequences and penalties. Dividends and capital gains on amounts invested in the 403(b)(7) Program are automatically reinvested in shares of a Fund. It is intended that dividends and capital gains on amounts invested in the 403(b)(7) Program will accumulate tax-free until distribution.

      Employees will receive distributions from their accounts under the 403(b)(7) Program following termination of employment by retirement or at such other time as the employer shall designate, but in no case later than an employee reaching age 65. Withdrawals of contributions prior to age 59-1/2 may result in adverse tax consequences and penalties. Employees will also receive distributions from their accounts under the 403(b)(7) Program in the event they become disabled.

                               INVESTMENT PROGRAMS

      Dividend Reinvestment Plan. Reinvestments of dividends of the Funds, except for U.S. Government Money Fund, will occur on a date selected by the Board of Trustees. Reinvestment of U.S. Government Money Fund will occur on the last day of the month.

      Automatic Exchange Plan. Investors may arrange under the Exchange Plan to have DST collect a specified amount once a month or quarter from the investor's account in one of the Funds and purchase full and fractional shares of another Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Exchange Plan are given in the application which is available from DST or the Funds. This does not apply to Class B or Class C shares.

      An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Exchange Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Exchange Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

      The expenses of the Automatic Exchange Plan are general expenses of a Fund and will not involve any direct charge to the participating shareholder. The Automatic Exchange Plan is completely voluntary and may be terminated on fifteen days' notice to DST.

      Automatic Investment Plan. Investors may arrange under the Automatic Investment Plan to have DST collect a specified amount once a month or quarter from the investor's checking account and purchase full and fractional shares of a Fund at the public offering price next computed after receipt of the proceeds. Further details of the Automatic Investment Plan are given in the application which is available from DST or the Funds.

      An investor should realize that he is investing his funds in securities subject to market fluctuations, and accordingly the Automatic Investment Plan does not assure a profit or protect against depreciation in declining markets. The Automatic Investment Plan contemplates the systematic purchase of securities at regular intervals regardless of price levels.

      The expenses of the Automatic Investment Plan are general expenses of a Fund and will not involve any direct charge to the participating shareholder. The Automatic Investment Plan is completely voluntary. The Automatic Investment Plan may be terminated on thirty days' notice to DST.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan is designed to provide a convenient method of receiving fixed redemption proceeds at regular intervals from shares of a Fund deposited by the investor under this Plan. This Plan is not available to Class B or Class C shareholders. Further details of the Automatic Withdrawal Plan are given in the application, which is available from DST or the Funds.

      In order to open an Automatic Withdrawal Plan, the investor must complete the Application and deposit or purchase for deposit, with DST, the agent for the Automatic Withdrawal Plan, shares of a Fund having a total value of not less than $10,000 based on the offering price on the date the Application is accepted.

      Income dividends and capital gains distributions on shares under an Automatic Withdrawal Plan will be credited to the investor's Automatic Withdrawal Plan account in full and fractional shares at the net asset value in effect on the reinvestment date.

      Periodic checks for a specified amount will be sent to the investor, or any person designated by him, monthly or quarterly (January, April, July and October). A Fund will bear the cost of administering the Automatic Withdrawal Plan.

      Redemption of shares of a Fund deposited under the Automatic Withdrawal Plan may deplete or possibly use up the initial investment plus income dividends and distributions reinvested, particularly in the event of a market decline. In addition, the amounts received by an investor cannot be considered an actual yield or income on his investment, since part of such payments may be a return of his capital. The redemption of shares under the Automatic Withdrawal Plan may give rise to a taxable event.

      The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of a Fund would be disadvantageous because of the sales charge payable with respect to such purchases. An investor may not have an Automatic Withdrawal Plan in effect and at the same time have in effect an Automatic Investment Plan or an Automatic Exchange Plan. If an investor has an Automatic Investment Plan or an Automatic Exchange Plan, such service must be terminated before an Automatic Withdrawal Plan may take effect.

      The Automatic Withdrawal Plan may be terminated at any time (1) on 30 days notice to DST or from DST to the investor, (2) upon receipt by DST of appropriate evidence of the investor's death or (3) when all shares under the Automatic Withdrawal Plan have been redeemed. Upon termination, unless otherwise requested, certificates representing remaining full shares, if any, will be delivered to the investor or his duly appointed legal representatives.

                                      TAXES

Taxation of the Fund -- In General

      Each of the Funds intends to continue to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Code. To so qualify, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements.

      As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its net investment income and short-term capital gains for the taxable year are distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits.

      Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute, or be deemed to have distributed, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. For this purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Funds intend to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Funds' Investments

      Original issue discount. For federal income tax purposes, debt securities purchased by the Funds may be treated as having an original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Funds each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

      Debt securities may be purchased by the Funds at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Funds purchased the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Funds elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Funds may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless they make the election to include market discount currently. Because the Funds must include original issue discount in income, it will be more difficult for the Funds to make the distributions required for them to maintain their status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

      Options and Futures Transactions. Certain of the Funds' investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Funds' income for purposes of the 90% test, the excise tax and the distribution requirements applicable to regulated investment companies, (ii) defer recognition of realized losses, and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to options and futures contracts. The extent to which the Funds make such investments may be materially limited by these provisions of the Code.

      Foreign Currency Transactions. Under Section 988 of the Code, special rules are provided for certain foreign currency transactions. Foreign currency gains or losses from foreign currency contracts (whether or not traded in the interbank market), from futures contracts that are not "regulated futures contracts," and from unlisted options are treated as ordinary income or loss under Section 988. The Funds may elect to have foreign currency-related regulated futures contracts and listed options subject to ordinary income or loss treatment under Section 988. In addition, in certain circumstances, the Funds may elect capital gain or loss for foreign currency transactions. The rules under Section 988 may also affect the timing of income recognized by the Funds.

Taxation of the Shareholders

      Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income to shareholders. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by shareholders during such period.

      Distributions of net investment income and capital gain net income will be taxable as described above whether received in cash or reinvested in additional shares. When distributions are received in the form of shares issued by the Funds, the amount of the distribution deemed to have been received by participating shareholders is the fair market value of the shares received rather than the amount of cash which would otherwise have been received. In such case, participating shareholders will have a basis for federal income tax purposes in each share received from the Funds equal to the fair market value of such share on the payment date.

      Distributions by the Funds result in a reduction in the net asset value of the Funds' shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a return of their investment upon distribution which will nevertheless be taxable to them.

      If a shareholder (i) incurs a sales load in acquiring shares in the Funds, and (ii) by reason of incurring such charge or making such acquisition acquires the right to acquire shares of one or more regulated investment companies without the payment of a load or with the payment of a reduced load ("reinvestment right"), and (iii) disposes of the shares before the 91st day after the date on which the shares were acquired, and (iv) subsequently acquires shares in that regulated investment company or in another regulated investment company and the otherwise applicable load charge is reduced pursuant to the reinvestment right, then the load charge will not be taken into account for purposes of determining the shareholder's gain or loss. To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.

      Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the Funds' assets at the close of a taxable year consists of securities of foreign corporations, the Funds may make an election that will permit an investor to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Funds, subject to limitations contained in the Code. As an investor, you would then include in gross income both dividends paid to you and the foreign taxes paid by the Funds on their foreign investments.

      The Funds cannot assure investors that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share of any creditable foreign taxes paid by the Funds.

      The Funds may be required to withhold federal income tax at a rate of 31% from dividends made to any shareholder who fails to furnish a certified taxpayer identification number ("TIN") or who fails to certify that he or she is exempt from such withholding or who the Internal Revenue Service notifies the Funds as having provided the Funds with an incorrect TIN or failed to properly report for federal income tax purposes. Any such withheld amount will be fully creditable on each shareholder's individual federal income tax return.

      The foregoing discussion is a general summary of certain of the current federal income tax laws affecting the Funds and investors in the shares. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Funds, or to all categories of investors, some of which may be subject to special rules. Investors should consult their own advisors regarding the tax consequences, including state and local tax consequences, to them of investment in the Funds.

                               REDEMPTIONS IN KIND

      Each Fund has elected to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                   PERFORMANCE

U.S. GOVERNMENT MONEY FUND

      The U.S. Government Money Fund may advertise performance in terms of yield based on a seven-day yield or an effective yield. Seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

      Effective yield quotation is based on the seven days ended on the date of the calculation and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1 with the resulting yield figure carried to at least the nearest hundredth of one percent.

      In calculating yield or effective yield quotations, the net change in an account value includes: (a) the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares; (b) all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period. The calculation excludes realized gains and losses from the sale of securities and unrealized appreciation and depreciation.


      The seven day yield and seven day effective yield for the U.S. Government Money Fund at December 31, 1999 was 2.49% and 2.52%, respectively.


      Asia Dynasty Fund, Emerging Markets Vision Fund, Global Leaders Fund, Global Hard Assets Fund, Natural Resources Fund and International Investors Gold Fund

      The above Funds may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)^n = ERV

     Where:       P = a hypothetical initial payment of $1,000
                  T = average annual total return
                  n = number of years
                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;


      The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. Certain expenses were subsidized/waived; returns would be lower without those reimbursements.


      Average Annual Total Return for the Period ended December 31, 1999 (after maximum sales charge).


Fund                                 1 Year    5 Years     10 Years       Life
----                                 ------    -------     --------       ----
International Investors Gold Fund
  (Class A)                          (17.38)%   (17.40)%     (8.07)%      8.55%
Natural Resources Fund (Class A)     (15.48)    (13.63)      (6.94)      -1.17
Asia Dynasty Fund (Class A)          105.80       8.91          --       10.82
Asia Dynasty Fund (Class B)          111.71       9.10          --        8.86
Global Leaders Fund (Class A)         25.17      17.56          --       13.60
Global Leaders Fund (Class B)         27.27      18.10          --       14.01
Global Hard Assets Fund (Class A)      9.94       8.29          --        7.78
Global Hard Assets Fund (Class B)     10.72        --           --        2.03
Global Hard Assets Fund (Class C)     14.77       9.29          --        8.74


      The Global Leaders Fund, Asia Dynasty Fund, Emerging Markets Vision Fund, Natural Resources Fund, Global Hard Assets Fund, and International Investors Gold Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  YIELD = 2[(A-B/CD + 1)^6-1]

     Where:       A = dividends and interest earned during the period
                  B = expenses accrued for the period (net of reimbursement)
                  C = the average daily number of shares outstanding during the period that was entitled to receive dividends
                  D = the maximum offering price per share on the last day of the period after adjustment for payment of dividends within 30 days thereafter

      The Global Leaders Fund, Global Hard Assets Fund, Asia Dynasty Fund, Emerging Markets Vision Fund, Natural Resources Fund, and International Investors Gold Fund may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                  [(B-A)/A](100) = ATR

     Where:       A = initial investment
                  B = value at end of period
                  ATR = aggregate total return

      The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recur-ring fees that are charged to all shareholder accounts. Certain expenses were subsidized/waived; returns would be lower without those reimbursements.


      Aggregate Total Return for the period ended December 31, 1999 (after maximum sales charge).


Fund                                     1 Year                 5 Years                10 Years                 Life
----                                     ------                 -------                --------                 ----
International Investors Gold Fund
 (Class A)                               (17.38)%                (61.55)%               (56.89)%              3,602.98%
Natural Resources Fund (Class A)         (15.48)                 (51.94)                (51.29)                 (15.11)
Asia Dynasty Fund (Class A)              105.80                   53.22                     --                  100.63
Asia Dynasty Fund (Class B)              111.71                   54.54                     --                   71.13
Global Leaders Fund (Class A)             25.17                  124.50                     --                  115.71
Global Leaders Fund (Class B)             27.27                  129.72                     --                  120.51
Global Hard Assets Fund (Class A)          9.94                   48.91                     --                   47.23
Global Hard Assets Fund (Class B)         10.72                      --                     --                    7.68
Global Hard Assets Fund (Class C)         14.77                   55.92                     --                   54.12


Advertising Performance

      As discussed in the Funds' Prospectus, the Funds may quote performance results from recognized publications which monitor the performance of mutual funds, and the Funds may compare their performance to various published historical indices. These publications are listed in Part B of the Appendix. In addition, the Funds may quote and compare their performance to the performance of various economic and market indices and indicators, such as the S&P 500, Financial Times Index, Morgan Stanley Capital International Europe, Australia, Far East Index, Saloman Brothers World Property Index, Morgan Stanley Capital International Emerging Markets Free Index, Morgan Stanley Capital International World Index, Morgan Stanley Capital International Real Estate Index, NAREIT Equity Index, Wilshire Real Estate Securities Index, Morgan Stanley REIT Index, Saloman Brothers World Property Index, Morgan Stanley Capital International Combined Far East (ex-Japan) Free Index, Salomon Brothers World Bond Index, Salomon Brothers World Government Bond Index, GNP and GDP data. Descriptions of these indices are provided in Part B of the Appendix.

                             ADDITIONAL INFORMATION

      Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is the custodian of the Trust's portfolio securities, cash, coins and bullion. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.


      Independent Auditors. Ernst & Young LLP, 787 Seventh Avenue, New York, NY 10019 serves as independent auditors for the Trust.


      Counsel. Goodwin, Procter & Hoar, LLP Exchange Place, Boston, Massachusetts 02109 serves as counsel to the Trust.

                              FINANCIAL STATEMENTS


      The financial statements of Asia Dynasty Fund, Global Hard Assets Fund, Global Leaders Fund, International Investors Gold Fund, Natural Resources Fund and U.S. Government Money Fund for the fiscal year ended December 31, 1999, are hereby incorporated by reference from the Funds' Annual Reports to Shareholders, which are available at no charge upon written or telephone request to the Trust at the address or telephone numbers set forth on the first page of this Statement of Additional Information.

                                    APPENDIX

PART A.

Corporate Bond Ratings

Description of Moody's Investors Service, Inc. corporate bond ratings:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporation corporate bond ratings:

AAA--Bonds rated AAA have the highest rating assigned by S&P to debt obligations. Capacity to pay interest and repay principal is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Preferred Stock Ratings

Moody's Investors Service, Inc. describes its preferred stock ratings as:

aaa--An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa--An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a--An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa--An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba--An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b--An Issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa--An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca--An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c--This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation describes its preferred stock ratings as:

AAA--This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA--A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A--An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB--An issue rated BBB is regarded as backed by an adequate capacity to play the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,B,CCC--Preferred stocks rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Debt Ratings

Description of Moody's short-term debt ratings:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges, high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected be external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's short-term debt ratings:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated B are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PART B

      The publications and services from which the Funds will quote performance are: Micropal, Ltd. (an international investment fund information service), Fortune, Changing Times, Money, U.S. News & World Report, Money Fund Scorecard, Morningstar, Inc., Business Week, Institutional Investor, The Wall Street Journal, Wall Street Transcripts, New York Post, Investment Company Institute publications, The New York Times, Barron's, Forbes magazine, Research magazine, Donaghues Money Fund Report, Donaghue's Money Letter, The Economist, FACS, FACS of the Week, Financial Planning, Investment Daily, Johnson's Charts, Mutual Fund Profiles (S&P), Powell Monetary Analysis, Sales & Marketing Management Magazine, Life magazine, Black Enterprise, Fund Action, Speculators Magazine, Time, NewsWeek, U.S.A Today, Wiesenberger Investment Service, Mining Journal Quarterly, Mining Journal Weekly, Northern Miner, Gold Gazette, George Cross Newsletter, Engineering and Mining Journal, Weekly Stock Charts-Canadian Resources, Jeweler's Circular Keystone, Financial Times, Journal of Commerce, Mikuni's Credit Ratings,

Money Market Directory of Pension Funds, Oil and Gas Journal, Pension Funds and Their Advisers, Investment Company Data, Inc., Mutual Funds Almanac, Callan Associates, Inc., Media General Financial Services, Financial World, Pensions & Investment Age, Registered Investment Advisors, Aden Analysis, Baxter Weekly, Congressional Yellow Book, Crain's New York Business, Survey of Current Business, Treasury Bulletin, U.S. Industrial Outlook, Value Line Survey, Bank Credit Analyst, S&P Corporation Records, Euromoney, Moody's, Investment Dealer's Digest, Financial Mail, Financial Post, Futures, Grant's Interest Rate Observer, Institutional Investor, International Currency Review, International Bank Credit Analyst, Investor's Daily, German Business Weekly, GATT Trade Annual Report, and Dimensional Fund Advisers, Inc.

                            MARKET INDEX DESCRIPTIONS

      Morgan Stanley Capital International Emerging Markets Free Index: A market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for 26 emerging markets. "Free" indicates that the Index includes only those securities available to foreign (e.g., U.S.) investors.

      Morgan Stanley Capital International Europe, Australia, Far East Index (US$ terms): An arithmetic, market value-weighted average of the performance of over 1,079 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

      Morgan Stanley Capital International Real Estate Index: An arithmetic, market value-weighted average of the performance of property shares worldwide.

      Morgan Stanley REIT Index: A capitalization-/weighted index with dividends reinvested of most actively traded real estate invest trusts.

      NAREIT Equity Index: A capitalization-weighted index comprised of publicly traded equity real estate investment trusts excluding mortgages REITS.

      Morgan Stanley Capital International World Index (US$ terms): An arithmetic, market value-weighted average of the performance of over 1,515 companies listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries.

      Morgan Stanley Capital International Combined Far East ex-Japan Free
Index: An arithmetic, market value-weighted average of the performance of companies listed on the stock exchanges of the following countries: Hong Kong, Indonesia, Korea (Korea is included at 20% of its market capitalization in the Combined Free Index), Malaysia, Philippines Free, Singapore Free and Thailand. The combined market capitalization of these countries represents approximately 60% of the aggregate market value of the stock exchanges of the above seven countries.

      Salomon Brothers World Bond Index (US$ terms): Measures the total return performance of high quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:
Australian Dollars, Canadian Dollars, European Currency Units, French Francs, Japanese Yen, Netherlands Guilder, Swiss Francs, UK Pounds/ Sterling, US Dollars and German Deutsche Marks. Only high-quality, straight issues are included. The index is calculated on both a weighted basis and an unweighted basis. Generally, index samples for each market are restricted to bonds with at least five years' remaining life.

      Salomon Brothers World Government Bond Index (US$ terms): The WGBI includes the Government bonds markets of the United States, Japan, Germany, France, the United Kingdom, Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden and Austria. Country eligibility is determined based on market capitalization and investability criteria. A market's eligible issues must total at least US$20 billion, Y2.5 trillion and DM30 billion for three consecutive months for the market to be considered eligible for inclusion. Once a market satisfies this criteria, it will be added at the end of the following quarter. Guidelines by which a market may be excluded from the index have also been established. A market will be excluded if the mar-ket capitalization of eligible issues falls below half of all of the entry levels for six consecutive months. Once again, the market will be removed at the end of the following quarter. In addition, market entry barriers are a reason for exclusion despite meeting the size criteria (for example, if a market discourages foreign investor participation).

      Salomon Brothers World Property Equity Index: A top-down, float capitalization-weighted index that includes shares of approximately 380 companies in 19 countries.

      Wilshire REIT Securities Index: A capitalization-weighted index comprised of publicly traded equity real estate investment trusts excluding mortgages REITS.

      GPR--Life Global Real Estate Securities Index: A market capitalization-weighted index of property companies in 33 countries.

      Gross Domestic Product: The market value of all final goods and services produced by labor and property supplied by residents of the United States in a given period of time, usually one year. Gross Domestic Product comprises (1) purchases of persons (2) purchases of governments (Federal, State & Local) (3) gross private domestic investment (includes change in business inventories) and
(4) international trade balance from exports. Nominal GDP is expressed in 1993 dollars. Real GDP is adjusted for inflation and is currently expressed in 1987 dollars.

                                     PART C

                                OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

a.) Financial Statements included in Prospectus (Part A):


           Financial Highlights or Selected per Share Data and Ratios for the years ended December 31, 1995, 1996, 1997, 1998 and 1999.

The audited financial statements of the Registrant are included in Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1999, filed with the Securities and Exchange Commission under Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

b) Exhibits (An * denotes inclusion in this filing)

(1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596); Form of First Amendment to Master Trust Agreement (incorporated by reference to Registration Statement No. 2-97596). Form of Second Amendment to Master Trust Agreement (incorporated by reference to Pre-Effective Amendment No. 1). Form of Third Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Form of Fourth Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 3). Form of Fifth Amendment to the Master Trust Agreement, adding World Income Fund as a series to the trust (incorporated by reference to Post-Effective Amendment No. 7). Form of Sixth Amendment to Master Trust Agreement, adding International Investors Fund as a series of the Trust and establishing investment limitations therefore, respectively, (incorporated by reference to Post-Effective Amendment No. 17). Form of Seventh Amendment to the Master Trust Agreement, adding Short-Term World Income Fund and International Equities Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 19).

(1)(b) Form of Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 20); Form of Amendment to the Master Trust Agreement changing the name of Short-Term World Income Fund to Short-Term World Income Fund-C and changing the name of International Equities Fund to International Growth Fund (incorporated by reference to Post-Effective Amendment No. 20); Form of Second Amendment to the Amended and Restated Master Trust Agreement adding Asia Dynasty Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 23); Third Amendment to the Amended and Restated Master Trust Agreement adding Global Balanced Fund as a series of the Trust and changing the name of International Investors Fund to International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 29); Fourth Amendment to the Amended and Restated Master Trust Agreement adding Global SmallCap Fund and Asia Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No. 30); Form of Fifth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Form of Sixth Amendment to the Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 35); Seventh Amendment to Amended and Restated Master Trust Agreement adding Global Hard Assets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 36); Eighth Amendment to Amended and Restated Master Trust Agreement adding Gold Opportunity Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 37); Ninth Amendment to the Amended and Restated Master Trust Agreement adding Class B shares to Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund series of the Trust (incorporated by reference to Post-Effective Amendment No. 39).

(1)(c) Tenth Amendment to Amended and Restated Master Trust Agreement adding Emerging Markets Growth Fund (to be filed by Amendment).


(1)(d) Eleventh Amendment to Amended and Restated Master Trust Agreement deleting Emerging Market Growth Fund and Real Estate Fund and changing the name of Global Balanced Fund to Global Leaders Fund (to be filed by Amendment).


(2) By-laws of Registrant (incorporated by reference to Registration Statement No. 2-97596).

(3)      Not Applicable.

(4)(a) Form of certificate of shares of beneficial interest of the World Trend Fund (incorporated by reference to Pre-Effective Amendment No. 1). Forms of certificates of shares of beneficial interest of Gold/Resources Fund and

         U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Form of certificate of shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); Forms of certificates of shares of beneficial interest of the Short-Term World Income Fund-C and International Growth Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23); Form of certificate of Class B shares of beneficial interest of Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No.
         26); Form of certificate of Class A and Class B shares of beneficial interest of Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 26); Form of certificate of Class B shares of beneficial interest of the World Income Fund (incorporated by reference to Post-Effective Amendment No. 29); Certificate of Class A shares of beneficial interest of the World Income Fund; Form of certificate of Class A and Class B shares of beneficial interest of Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 30); Form of certificate of Class A and Class C shares of beneficial interest of Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 33); Form of certificate of Class A and Class C shares of beneficial interest of Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 35); Form of certificate of Class B shares of beneficial interest of Asia Infrastructure Fund, Global Hard Assets Fund and Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 39.

(4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

(5)(a)   Advisory   Agreement   (incorporated  by  reference  to  Post-Effective
         Amendment No. 1).

(5)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6)

(5)(c) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No. 23).

(5)(d) Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 31).

(5)(e) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 31); and. Letter Agreement to add Gold/Resources Fund and International Investors Gold Fund (incorporated by reference to Post-Effective Amendment No. 34)

(5)(f) Advisory Agreement between Van Eck Associates Corporation and Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 36).

(5)(g) Form of Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37).

(5)(h) Sub-Advisory Agreement among Fiduciary International, Inc., Van Eck Associates Corporation and Van Eck Funds with respect to Global Balanced Fund (incorporated by reference to Post-Effective Amendment No. 27).

(5)(i) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Emerging Markets Growth Fund (originally called Global Emerging Markets Fund) (incorporated by reference to Post-Effective Amendment No. 36).

(5)(k)   Form of Sub-Advisory  Agreement among Peregrine Asset  Management (Hong
         Kong) Limited, Van Eck Associates Corporation and Van Eck Funds with respect to Emerging Markets Growth Fund (originally called Global Emerging Markets Fund) (incorporated by reference to Post-Effective Amendment No.46).


15(l) Form of Advisory Agreement between Van Eck Associates Corporation and Van Eck Funds with respect to Emerging Markets Vision Fund.

(6)(a) Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 1).

(6)(b) Letter Agreement to add Gold/Resources Fund and U.S. Government Money Fund (incorporated by reference to Post-Effective Amendment No. 1); Letter Agreement to add World Income Fund (incorporated by reference to Post-Effective Amendment No. 6); and Letter Agreement to add Asia Dynasty Fund (incorporated by reference to Post-Effective Amendment No.
         23)

(6)(c) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 31); Letter Agreement to add Gold/Resources Fund-C, International Investors Gold Fund-C, Global SmallCap Fund-C and Asia Infrastructure Fund-C (incorporated by reference to Post-Effective Amendment No. 34); Letter Agreement to add Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 36); Form of Letter Agreement to add Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37); Form of Letter Agreement adding Asia Select Portfolios (incorporated by reference to Post-Effective Amendment No. 41); and Form of Letter Agreement adding Core International Index Fund (incorporated by reference to Post-Effective Amendment No. 42)

(6)(d) Amendment to Form of Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 9).

(6)(e) Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 12).

(6)(f) Letter Agreement to add Emerging Markets Growth Fund (to be filed by amendment).


(6)(g)   Letter   Agreement  to  add  Emerging  Markets Vision Fund.


(7) Form of Deferred Compensation Plan (incorporated by reference to Post-Effective Amendment No. 40).

(8)      Global Custody Agreement, as amended (to be filed by amendment).


(9)(a) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. utilized by World Income Fund, and Forms of Procedural Agreement, Customer Agreement and Safe Keeping Agreement with Morgan Stanley & Co. utilized by World Income Fund (incorporated by reference to Post-Effective Amendment No. 9).

(9)(b) Commodity Customer's Agreement between World Income Fund and Morgan Stanley & Co. (incorporated by reference to Post-Effective Amendment No. 10 ).


(9)(c) Agreement and Plan of Redomicile and Reorganization between the Trust and International Investors Incorporated respecting the reorganization of International Investors Incorporated into the Trust as its fifth series, International Investors. (incorporated by reference to Post-Effective Amendment No. 17).

(9)(d) Form of Accounting and Administrative Services Agreement with respect to Asia Dynasty Fund (Incorporated by reference to Post-effective Amendment No. 23).

(9)(e) Accounting and Administrative Services Agreement with respect to Global Balanced Fund (incorporated by reference to Post-effective Amendment No. 31).

(9)(f) Letter Agreement to add Global SmallCap Fund and Asia Infrastructure Fund (incorporated by reference to Post-effective Amendment No. 31) and Letter Agreement to add Gold/Resources Fund and International Investors Gold Fund (incorporated by reference to Post-effective Amendment No.
         34). Letter Agreement to add Global Hard Assets

         Fund  (incorporated by reference to  Post-effective  Amendment No. 36).
         Letter  Agreement  to  add  Gold  Opportunity  Fund   (incorporated  by
         reference to Post-effective Amendment No. 37).

(9)(g) Form of Accounting and Administrative Services Agreement with respect to Global Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 36).

(9)(h) Letter Agreement to add Emerging Markets Growth Fund (to be filed by amendment).

(9)(i)   Letter   Agreement  adding  Emerging  Markets  Fund  (to  be  filed  by amendment).


(10)(a) Opinion of Goodwin, Procter & Hoar, including consent, with regard to World Trends Fund (incorporated by reference to Pre-Effective Amendment No. 1); Opinion Of Fund (incorporated by reference to Post- Effective Amendment No. 1); Opinion of Goodwin, Procter & Hoar with regard to World Income Fund (incorporated by reference to Post- Effective Amendment No. 7); Opinion of Goodwin, Procter & Hoar and consent with regard to International Investors (incorporated by reference to Post-Effective Amendment No. 17); Opinion of Goodwin, Procter and Hoar with regard to Asia Dynasty Fund (incorporated by reference to Post-effective Amendment No. 24); Opinion of Goodwin, Procter & Hoar with respect to the issuance of Class B shares of Asia Dynasty Fund and with respect to the issuance of Class A and Class B shares of Global Balanced Fund (incorporated by reference to Post- effective Amendment No. 27); Opinion of Goodwin, Procter & Hoar with respect to the issuance of Class A and Class B shares of Asia Infrastructure Fund and Global SmallCap Fund (incorporated by reference to Post-effective Amendment No. 31) and Opinion of Goodwin, Procter & Hoar, including consent, with regard to the issuance of Class A and Class C shares of Global Hard Assets Fund (incorporated by reference to Post-effective Amendment No. 36). Opinion of Goodwin, Procter & Hoar, including consent, with regard to the issuance of Class A and Class C shares of Gold Opportunity Fund (incorporated by reference to Post-Effective Amendment No. 37). Opinion of Goodwin, Proctor & Hoar including consent, with regard to the issuance of Class B shares of Asia Infrastructure Fund, Gold Opportunity Fund and Global Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 40).

(10)(b)* Opinion of Goodwin, Procter & Hoar, LLP with respect to issuance of Class A and Class B shares of Emerging Markets Vision Fund.

(11)*    Consent of Independent Accountants.

(12)     Not Applicable.

(13)     Not Applicable.

(14)(a) Forms of prototype "Keogh" and 403(b)(7) Plans utilized by registrant (incorporated by reference to Post-Effective Amendment No. 10).


(14)(b) Registrant's revised form of IRA Plan (incorporated by reference to Post-Effective Amendment No. 10).


(14)(c)  Registrant's  form  of  Simplified   Employee  Plan   (incorporated  by
         reference to Post-Effective Amendment No. 10).

(14)(d) Amendments to the Retirement Plan for Self-Employed Individuals, Partnerships and Corporation using shares of Van Eck Funds and International Investors Incorporated; Profit Sharing Plan Adoption Agreement. (incorporated by reference to Post-Effective Amendment No.
         14).

(15)(a) Plan of Distribution with respect to International Growth Fund and Asia Dynasty Fund Incorporated by reference to Post-Effective Amendment No.
         23). Form of Plan of Distribution with respect to Class B shares of Asia Dynasty Fund (Incorporated by reference to Post- Effective Amendment No. 25). Form of Plan of Distribution with respect to Global Balanced Fund (Class A and B) and World Income Fund (Class B) (incorporated by reference to Post-Effective Amendment No. 26). Letter Agreement to add Global SmallCap Fund (Class A) and Asia Infrastructure Fund (Class A) (incorporated by reference to Gold/Resources Fund (Class
         C), International Investors Gold Fund (Class C), Global (Class A) (incorporated by reference to Post- Effective Amendment No. 36). Form of Letter Agreement to add Gold Opportunity Fund (Class A and Class C) and Letter Agreement to add Global Hard Assets Fund (Class C) (incorporated by reference to Post- Effective Amendment No. 37. Form of Plan of Distribution with respect to Asia Infrastructure Fund (Class
         B), Global Hard Assets Fund (Class B) and Gold Opportunity Fund

         (Class B)  (incorporated by reference to  Post-Effective  Amendment No.
         39).


(15)(b) Letter Agreement to add Emerging Markets Growth Fund (Class A/Class B/Class C) (to be filed by Amendment).



(15)(c)* Letter Agreement to add Emerging Markets Vision Fund (Class A/Class B).

(16) Computation of Performance Quotation (incorporated by reference to Post-Effective Amendment No. 51).

(17)*    Financial Data Schedule).

(18) Powers of Attorney (incorporated by reference from Post-Effective Amendment No. 5).


(19)     Code of Ethics.


ITEM 25. Persons controlled by or under common control with Registrant

Not Applicable.

ITEM 26. Number of Holders of Securities


Set forth below are the number of Record Holders as of March 2, 2000 of each series of the Registrant:


           FUND
           NAME                                  NUMBER OF RECORD HOLDERS
           ----                                  ------------------------
                                           CLASS A      CLASS B       CLASS C
                                           -------      -------       -------

           Global Leaders Fund......         3,238         505
           Asia Dynasty Fund........         3,640       1,040
           International Investors
            Gold Fund...............        42,574
           Gold/Resources Fund......        14,574
           Global Hard Assets Fund..         3,604         831           584
           U.S. Government Money
            Fund....................         2,792



ITEM 27. Indemnification

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and other Connections of Investment Adviser

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29. Principal Underwriters

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Worldwide Insurance Trust and Van Eck/Chubb Funds, Inc.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

NAME AND PRINCIPAL                  POSITION AND OFFICES                            POSITION AND OFFICE
BUSINESS ADDRESS                      WITH UNDERWRITER                                WITH REGISTRANT
------------------                  --------------------                            -------------------
John C. van Eck                  Chairman and Director                               Chairman and President
 99 Park Avenue
 New York, NY 10016

Jan van Eck                      President and Director                              Trustee
 99 Park Avenue
 New York, NY 10016

Sigrid S. van Eck                Vice President and Assistant Treasurer              None
 270 River Road                  and Director
 Briarcliff Manor, NY

Derek van Eck                    Director                                            Trustee and Executive Vice President
 99 Park Avenue
 New York, NY 10016

Bruce J. Smith                   Vice President, Chief Financial Officer,            Vice President and Treasurer
 99 Park Avenue                   Treasurer and Controller
 New York, NY 10016

Thomas Elwood                    Vice President, General Counsel and Secretary       Vice President and Secretary
 99 Park Avenue
 New York, NY 10016

Susan C. Lashley                 Managing Director, Operations                       Vice President
 99 Park Avenue
 New York, NY 10016

Keith Fletcher                   Executive Vice President                            None
 99 Park Avenue
 New York, NY 10016


(c) Not Applicable

ITEM 30. Location of Accounts and Records

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder.


ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
  REFERENCE TO SPECIFIC SUBSECTION OF
       17 CFR 270 31A-1 TO 31A-3          PERSON IN POSSESSION AND ADDRESS
---------------------------------------   --------------------------------

           31a-1(b)(1)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(i)                 Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(ii)                Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(iii)               Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(2)(iv)                DST Systems, Inc.
                                          21 West Tenth Street
                                          Kansas City, Missouri 64105

           31a-1(b)(3)                    Not Applicable

           31a-1(b)(4)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(5)                    Fiduciary International, Inc.
                                          Two World Trade Center
                                          New York, New York 10048

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(6)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(7)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

           31a-1(b)(8)                    Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

ACCOUNTS, BOOKS AND DOCUMENTS LISTED BY
  REFERENCE TO SPECIFIC SUBSECTION OF
       17 CFR 270 31A-1 TO 31A-3          PERSON IN POSSESSION AND ADDRESS
---------------------------------------   --------------------------------

             31a-1(b)(9)                  Fiduciary International, Inc.
                                          Two World Trade Center
                                          New York, New York 10048

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(b)(10)                 Fiduciary International, Inc.
                                          Two World Trade Center
                                          New York, New York 10048

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(b)(11)                 Fiduciary International, Inc.
                                          Two World Trade Center
                                          New York, New York 10048

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(b)(12)                 Fiduciary International, Inc.
                                          Two World Trade Center
                                          New York, New York 10048

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(c)                     Not Applicable

             31a-1(d)                     Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-1(e)                     Not Applicable

             31a-1(f)                     Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

             31a-2(a)(1)                  Van Eck Associate's Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          DST Systems, Inc.
                                          21 West Tenth Street
                                          Kansas City, MO 64105

                                          Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY 10016

                                          Fiduciary International, Inc.
                                          Two World Trade Center
                                          New York, NY 10048

             31a-2(b)                     Not Applicable

             31a-2(c)                     Van Eck Securities Corporation
                                          99 Park Avenue
                                          New York, NY  10016

             31a-2(d)                     Not Applicable

             31a-2(e)                     Van Eck Associates Corporation
                                          99 Park Avenue
                                          New York, NY  10016

             31a-3                        Not Applicable

             All Other Records            Van Eck Funds
             pursuant to the Rule         99 Park Avenue
                                          New York, NY 10016



ITEM 31. Management Services

----------------------------

               None

ITEM 32. Undertakings

         ------------

               None

                                   SIGNATURES

                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 16th day of February 2000.


                                    VAN ECK FUNDS


                                    By: /s/ John C. van Eck
                                        ----------------------------------
                                        John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                       Title                      Date
---------                       -----                      ----


/s/ John C. van Eck       Chairman and President          2/16/00
----------------------
John C. van Eck

/s/ Bruce J. Smith        Chief Financial Officer         2/16/00
----------------------
Bruce J. Smith

/s/ Jeremy Biggs*         Trustee                         2/16/00
----------------------
Jeremy Biggs

/s/ Richard Cowell*       Trustee                         2/16/00
----------------------
Richard Cowell

/s/ Philip DeFeo*         Trustee                         2/16/00
----------------------
Philip DeFeo

/s/ Wesley G. McCain*     Trustee                         2/16/00
----------------------
Wesley G. McCain

/s/ David J. Olderman*    Trustee                         2/16/00
----------------------
David J. Olderman

/s/ Ralph F. Peters*      Trustee                         2/16/00
----------------------
Ralph F. Peters

Signature                       Title                      Date
---------                       -----                      ----


/s/ Richard Stamberger*   Trustee                         2/16/00
-----------------------
Richard Stamberger

/s/ Derek S. van Eck      Trustee                         2/16/00
-----------------------
Derek S. van Eck

/s/ Jan F. van ECK        Trustee                         2/16/00
-----------------------
Jan F. van Eck

/s/ John C. van Eck       Trustee                         2/16/00
-----------------------



* Executed on behalf of Trustee by John C. van Eck, as attorney-in-fact.